UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Brian Haendiges
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.9%
MML Blue Chip Growth Fund, Initial Class (a)	565,061	$8,713,246
MML Equity Income Fund, Initial Class (a)	570,757	6,951,816
MML Equity Index Fund, Class III (a)	191,248	5,375,975
MML Focused Equity Fund, Class II (a)	318,738	4,503,768
MML Foreign Fund, Initial Class (a)	719,143	7,270,539
MML Fundamental Growth Fund, Class II (a)	512,704	6,378,042
MML Fundamental Value Fund, Class II (a)	543,779	8,314,381
MML Global Fund, Class I (a)	685,671	8,543,456
MML Income & Growth Fund, Initial Class (a)	587,212	7,187,470
MML International Equity Fund, Class II (a)	659,507	6,759,948
MML Large Cap Growth Fund, Initial Class (a)	284,599	3,292,812
MML Mid Cap Growth Fund, Initial Class (a)	529,933	8,229,855
MML Mid Cap Value Fund, Initial Class (a)	658,508	8,027,218
MML Small Cap Growth Equity Fund, Initial Class (a)	161,930	2,179,204
MML Small Company Value Fund, Class II (a)	214,746	3,700,067
MML Small/Mid Cap Value Fund, Initial Class (a)	210,108	2,830,149
MML Strategic Emerging Markets Fund, Class II (a)	538,599	5,159,777
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	36,059	2,843,619
Oppenheimer Global Fund/VA, Non-Service Shares (a)	155,166	5,997,167
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,282,689	12,724,279
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,613,317	3,597,696

		128,580,484

Fixed Income Funds — 10.2%
MML Dynamic Bond Fund, Class II (a)	210,110	2,107,403
MML Inflation-Protected and Income Fund, Initial Class (a)	371,278	3,827,877

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	279,942	$3,467,698
MML Short-Duration Bond Fund, Class II (a)	314,857	3,091,896
MML Total Return Bond Fund, Class II (a)	198,663	2,056,166

		14,551,040

TOTAL MUTUAL FUNDS (Cost $141,106,184)		143,131,524

TOTAL LONG-TERM INVESTMENTS (Cost $141,106,184)		143,131,524

TOTAL INVESTMENTS — 100.1% (Cost $141,106,184) (b)		143,131,524

Other Assets/(Liabilities) — (0.1)%		(87,840)

NET ASSETS — 100.0%		$143,043,684

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.6%
American Funds Blue Chip Income and Growth Fund, Class 1	16,586,001	$234,028,477
American Funds Growth-Income Fund, Class 1	6,028,221	285,617,132
American Funds International Fund, Class 1	7,076,750	130,778,342

		650,423,951

Fixed Income Funds — 35.5%
American Funds Bond Fund, Class 1	32,691,869	356,995,205

TOTAL MUTUAL FUNDS (Cost $950,112,398)		1,007,419,156

TOTAL LONG-TERM INVESTMENTS (Cost $950,112,398)		1,007,419,156

TOTAL INVESTMENTS — 100.1% (Cost $950,112,398) (a)		1,007,419,156

Other Assets/(Liabilities) — (0.1)%		(1,078,861)

NET ASSETS — 100.0%		$1,006,340,295

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,048,761	$150,604,400

		150,604,400

TOTAL MUTUAL FUNDS (Cost $134,596,930)		150,604,400

TOTAL LONG-TERM INVESTMENTS (Cost $134,596,930)		150,604,400

TOTAL INVESTMENTS —100.1% (Cost $134,596,930) (a)		150,604,400

Other Assets/(Liabilities) — (0.1)%		(163,404)

NET ASSETS — 100.0%		$150,440,996

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	3,175,620	$58,685,454

		58,685,454

TOTAL MUTUAL FUNDS (Cost $57,277,334)		58,685,454

TOTAL LONG-TERM INVESTMENTS (Cost $57,277,334)		58,685,454

TOTAL INVESTMENTS — 100.1% (Cost $57,277,334) (a)		58,685,454

Other Assets/(Liabilities) — (0.1)%		(70,426)

NET ASSETS — 100.0%		$58,615,028

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.8%
MML Blue Chip Growth Fund, Initial Class (a)	1,347,850	$20,783,842
MML Equity Income Fund, Initial Class (a)	1,473,579	17,948,194
MML Equity Index Fund, Class III (a)	574,719	16,155,362
MML Focused Equity Fund, Class II (a)	662,893	9,366,673
MML Foreign Fund, Initial Class (a)	1,671,517	16,899,035
MML Fundamental Growth Fund, Class II (a)	1,277,651	15,893,984
MML Fundamental Value Fund, Class II (a)	1,174,789	17,962,519
MML Global Fund, Class I (a)	1,531,824	19,086,521
MML Income & Growth Fund, Initial Class (a)	1,536,257	18,803,789
MML International Equity Fund, Class II (a)	1,365,989	14,001,386
MML Large Cap Growth Fund, Initial Class (a)	554,859	6,419,721
MML Mid Cap Growth Fund, Initial Class (a)	941,739	14,625,206
MML Mid Cap Value Fund, Initial Class (a)	1,354,850	16,515,625
MML Small Cap Growth Equity Fund, Initial Class (a)	314,383	4,230,868
MML Small Company Value Fund, Class II (a)	404,351	6,966,974
MML Small/Mid Cap Value Fund, Initial Class (a)	348,993	4,700,936
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	63,523	5,009,396
Oppenheimer Global Fund/VA, Non-Service Shares (a)	331,758	12,822,430
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,124,094	40,911,017
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,889,683	13,133,992

		292,237,470

Fixed Income Funds — 50.3%
MML Dynamic Bond Fund, Class II (a)	6,435,724	64,550,312
MML High Yield Fund, Class II (a)	1,523,298	15,659,501
MML Inflation-Protected and Income Fund, Initial Class (a)	2,104,288	21,695,214
MML Managed Bond Fund, Initial Class (a)	8,321,322	103,077,984

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	2,917,334	$28,648,223
MML Total Return Bond Fund, Class II (a)	5,966,774	61,756,114

		295,387,348

TOTAL MUTUAL FUNDS (Cost $587,100,165)		587,624,818

TOTAL LONG-TERM INVESTMENTS (Cost $587,100,165)		587,624,818

TOTAL INVESTMENTS — 100.1% (Cost $587,100,165) (b)		587,624,818

Other Assets/(Liabilities) — (0.1)%		(404,497)

NET ASSETS — 100.0%		$587,220,321

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 0.1%
Chemicals — 0.1%
E.I. du Pont de Nemours & Co.	600	$48,198
PPG Industries, Inc.	300	31,524
The Sherwin-Williams Co.	1,300	403,247

		482,969

Communications — 31.9%
Internet — 31.1%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	75,446	8,135,342
Alphabet, Inc. Class A (a)	10,200	8,647,560
Alphabet, Inc. Class C (a)	18,956	15,725,139
Amazon.com, Inc. (a)	35,549	31,515,611
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	296	51,066
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	41,640	2,046,606
Facebook, Inc. Class A (a)	136,376	19,372,211
MercadoLibre, Inc.	700	148,029
Netflix, Inc. (a)	29,800	4,404,738
The Priceline Group, Inc. (a)	9,725	17,310,208
Snap, Inc. Class A (a)	16,500	371,745
Tencent Holdings Ltd.	213,800	6,137,112

		113,865,367

Media — 0.8%
Charter Communications, Inc. Class A (a)	5,132	1,679,806
Comcast Corp. Class A	31,400	1,180,326
The Walt Disney Co.	2,100	238,119

		3,098,251

		116,963,618

Consumer, Cyclical — 12.6%
Airlines — 2.9%
Alaska Air Group, Inc.	39,100	3,605,802
American Airlines Group, Inc.	126,200	5,338,260
Delta Air Lines, Inc.	700	32,172
United Continental Holdings, Inc. (a)	24,900	1,758,936

		10,735,170

Auto Manufacturers — 1.1%
Ferrari NV	10,700	795,652
Tesla, Inc. (a)	11,602	3,228,836

		4,024,488

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC	18,300	1,472,967

	Number of Shares	Value
Leisure Time — 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	3,100	$157,263
Royal Caribbean Cruises Ltd.	17,900	1,756,169

		1,913,432

Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	28,076	1,641,323
Las Vegas Sands Corp.	8,100	462,267
Marriott International, Inc. Class A	26,587	2,503,964
MGM Resorts International	61,300	1,679,620

		6,287,174

Retail — 6.0%
AutoZone, Inc. (a)	1,900	1,373,795
Coach, Inc.	15,200	628,216
Costco Wholesale Corp.	3,700	620,453
Dollar General Corp.	2,600	181,298
Domino’s Pizza, Inc.	727	133,986
The Home Depot, Inc.	30,300	4,448,949
Lowe’s Cos., Inc.	37,400	3,074,654
O’Reilly Automotive, Inc. (a)	10,444	2,818,209
Ross Stores, Inc.	36,900	2,430,603
Starbucks Corp.	18,500	1,080,215
Walgreens Boots Alliance, Inc.	41,900	3,479,795
Yum! Brands, Inc.	26,100	1,667,790

		21,937,963

		46,371,194

Consumer, Non-cyclical — 20.3%
Agriculture — 0.9%
Philip Morris International, Inc.	30,200	3,409,580

Beverages — 0.3%
Constellation Brands, Inc. Class A	3,200	518,624
Dr. Pepper Snapple Group, Inc.	400	39,168
Molson Coors Brewing Co. Class B	1,100	105,281
Monster Beverage Corp. (a)	6,400	295,488

		958,561

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc. (a)	27,695	3,357,742
Biogen, Inc. (a)	11,400	3,116,988
Celgene Corp. (a)	38,100	4,740,783
Illumina, Inc. (a)	3,400	580,176
Regeneron Pharmaceuticals, Inc. (a)	200	77,502
Vertex Pharmaceuticals, Inc. (a)	27,200	2,974,320

		14,847,511

Commercial Services — 1.6%
Ecolab, Inc.	1,800	225,612
Equifax, Inc.	5,400	738,396
FleetCor Technologies, Inc. (a)	4,300	651,149
Global Payments, Inc.	7,300	588,964
IHS Markit Ltd. (a)	16,148	677,409

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PayPal Holdings, Inc. (a)	56,900	$2,447,838
S&P Global, Inc.	4,700	614,478

		5,943,846

Health Care – Products — 6.5%
Becton, Dickinson & Co.	13,900	2,549,816
C.R. Bard, Inc.	500	124,270
Danaher Corp.	100,560	8,600,897
DENTSPLY SIRONA, Inc.	1,300	81,172
Henry Schein, Inc. (a)	200	33,994
Intuitive Surgical, Inc. (a)	5,900	4,522,173
Stryker Corp.	33,030	4,348,399
Thermo Fisher Scientific, Inc.	23,571	3,620,506

		23,881,227

Health Care – Services — 4.4%
Aetna, Inc.	23,839	3,040,664
Cigna Corp.	10,800	1,582,092
Humana, Inc.	15,000	3,092,100
UnitedHealth Group, Inc.	50,300	8,249,703

		15,964,559

Pharmaceuticals — 2.5%
Allergan PLC	18,554	4,432,922
Bristol-Myers Squibb Co.	12,700	690,626
Eli Lilly & Co.	6,300	529,893
Merck & Co., Inc.	23,700	1,505,898
Shire PLC ADR (Ireland)	6,719	1,170,651
Zoetis, Inc.	17,900	955,323

		9,285,313

		74,290,597

Financial — 16.9%
Banks — 4.9%
The Bank of New York Mellon Corp.	25,800	1,218,534
Citigroup, Inc.	11,100	664,002
Citizens Financial Group, Inc.	36,000	1,243,800
First Republic Bank	11,369	1,066,526
The Goldman Sachs Group, Inc.	2,000	459,440
JP Morgan Chase & Co.	32,300	2,837,232
Morgan Stanley	177,500	7,604,100
State Street Corp.	37,400	2,977,414

		18,071,048

Diversified Financial Services — 7.9%
Ameriprise Financial, Inc.	3,000	389,040
The Charles Schwab Corp.	42,300	1,726,263
CME Group, Inc.	7,700	914,760
Intercontinental Exchange, Inc.	77,100	4,615,977
Mastercard, Inc. Class A	85,500	9,616,185
Visa, Inc. Class A	129,820	11,537,103

		28,799,328

Financial Services — 1.2%
TD Ameritrade Holding Corp.	110,100	4,278,486

	Number of Shares	Value
Insurance — 0.8%
Chubb Ltd.	2,100	$286,125
Marsh & McLennan Cos., Inc.	21,100	1,559,079
The Progressive Corp.	4,200	164,556
Willis Towers Watson PLC	7,593	993,848

		3,003,608

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	53,870	6,547,360
Equinix, Inc.	2,809	1,124,639
SBA Communications Corp. (a)	600	72,222

		7,744,221

		61,896,691

Industrial — 4.8%
Aerospace & Defense — 1.9%
The Boeing Co.	30,500	5,394,230
General Dynamics Corp.	1,500	280,800
Harris Corp.	3,600	400,572
Northrop Grumman Corp.	2,900	689,736
Raytheon Co.	300	45,750
Rockwell Collins, Inc.	3,000	291,480

		7,102,568

Building Materials — 0.1%
Johnson Controls International PLC	4,800	202,176

Electronics — 1.1%
Agilent Technologies, Inc.	1,700	89,879
Fortive Corp.	48,580	2,925,488
Honeywell International, Inc.	7,900	986,473

		4,001,840

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	300	39,861

Machinery – Diversified — 0.4%
Roper Technologies, Inc.	6,000	1,238,940
Wabtec Corp.	1,315	102,570

		1,341,510

Miscellaneous – Manufacturing — 0.2%
Textron, Inc.	15,400	732,886

Packaging & Containers — 0.1%
Ball Corp.	7,308	542,692

Transportation — 1.0%
Canadian Pacific Railway Ltd.	5,100	749,292
FedEx Corp.	12,400	2,419,860
J.B. Hunt Transport Services, Inc.	5,000	458,700
Union Pacific Corp.	400	42,368

		3,670,220

		17,633,753

Technology — 12.8%
Computers — 1.5%
Apple, Inc.	38,167	5,483,071

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 1.8%
Analog Devices, Inc.	6,600	$540,870
Broadcom Ltd.	14,500	3,174,920
KLA-Tencor Corp.	5,000	475,350
Microchip Technology, Inc.	6,200	457,436
NVIDIA Corp.	300	32,679
NXP Semiconductor NV (a)	18,557	1,920,650

		6,601,905

Software — 9.5%
Activision Blizzard, Inc.	3,400	169,524
Electronic Arts, Inc. (a)	15,200	1,360,704
Fidelity National Information Services, Inc.	21,450	1,707,849
Fiserv, Inc. (a)	34,140	3,936,683
Intuit, Inc.	10,300	1,194,697
Microsoft Corp.	196,400	12,934,904
Red Hat, Inc. (a)	28,048	2,426,152
salesforce.com, Inc. (a)	74,000	6,104,260
ServiceNow, Inc. (a)	41,850	3,660,620
Workday, Inc. Class A (a)	14,900	1,240,872

		34,736,265

		46,821,241

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc.	10,000	1,283,700

TOTAL COMMON STOCK (Cost $236,248,656)		365,743,763

TOTAL EQUITIES (Cost $236,248,656)		365,743,763

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,006	1,006

TOTAL MUTUAL FUNDS (Cost $1,006)		1,006

TOTAL LONG-TERM INVESTMENTS (Cost $236,249,662)		365,744,769

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/17, 0.050%, due 4/03/17 (b)	$2,513,029	2,513,029

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,513,029)	$2,513,029

TOTAL INVESTMENTS — 100.4% (Cost $238,762,691) (c)	368,257,798

Other Assets/(Liabilities) — (0.4)%	(1,547,863)

NET ASSETS — 100.0%	$366,709,935

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,513,039. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,565,193.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 39.8%
MML Blue Chip Growth Fund, Initial Class (a)	794,161	$12,245,958
MML Equity Income Fund, Initial Class (a)	987,049	12,022,256
MML Equity Index Fund, Class III (a)	426,163	11,979,450
MML Focused Equity Fund, Class II (a)	446,725	6,312,230
MML Foreign Fund, Initial Class (a)	948,226	9,586,563
MML Fundamental Growth Fund, Class II (a)	798,543	9,933,877
MML Fundamental Value Fund, Class II (a)	799,488	12,224,166
MML Global Fund, Class I (a)	964,709	12,020,269
MML Income & Growth Fund, Initial Class (a)	1,047,073	12,816,168
MML International Equity Fund, Class II (a)	746,686	7,653,536
MML Large Cap Growth Fund, Initial Class (a)	343,065	3,969,258
MML Mid Cap Growth Fund, Initial Class (a)	520,888	8,089,386
MML Mid Cap Value Fund, Initial Class (a)	813,506	9,916,643
MML Small Cap Growth Equity Fund, Initial Class (a)	176,970	2,381,613
MML Small Company Value Fund, Class II (a)	274,638	4,732,019
MML Small/Mid Cap Value Fund, Initial Class (a)	173,266	2,333,887
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	35,565	2,804,659
Oppenheimer Global Fund/VA, Non-Service Shares (a)	209,884	8,112,009
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,089,524	30,648,073
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,067,668	6,840,900

		186,622,920

Fixed Income Funds — 60.3%
MML Dynamic Bond Fund, Class II (a)	6,557,621	65,772,943
MML High Yield Fund, Class II (a)	1,460,124	15,010,079
MML Inflation-Protected and Income Fund, Initial Class (a)	1,889,300	19,478,682
MML Managed Bond Fund, Initial Class (a)	7,979,591	98,844,897

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	2,504,417	$24,593,372
MML Total Return Bond Fund, Class II (a)	5,727,917	59,283,936

		282,983,909

TOTAL MUTUAL FUNDS (Cost $470,323,376)		469,606,829

TOTAL LONG-TERM INVESTMENTS (Cost $470,323,376)		469,606,829

TOTAL INVESTMENTS — 100.1% (Cost $470,323,376) (b)		469,606,829

Other Assets/(Liabilities) — (0.1)%		(332,547)

NET ASSETS — 100.0%		$469,274,282

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 96.1%
Basic Materials — 3.9%
Chemicals — 2.4%
CF Industries Holdings, Inc.	123,400	$3,621,790
E.I. du Pont de Nemours & Co.	101,600	8,161,528

		11,783,318

Forest Products & Paper — 0.9%
International Paper Co.	87,400	4,438,172

Iron & Steel — 0.6%
Nucor Corp.	48,100	2,872,532

		19,094,022

Communications — 8.5%
Media — 4.2%
Comcast Corp. Class A	158,000	5,939,220
News Corp. Class A	290,300	3,773,900
Time Warner, Inc.	6,433	628,568
Twenty-First Century Fox, Inc. Class B	225,700	7,172,746
The Walt Disney Co.	23,900	2,710,021

		20,224,455

Telecommunications — 4.3%
CenturyLink, Inc.	83,305	1,963,499
Cisco Systems, Inc.	191,100	6,459,180
Telefonica SA	156,655	1,757,531
Verizon Communications, Inc.	191,835	9,351,956
Vodafone Group PLC	513,492	1,335,491

		20,867,657

		41,092,112

Consumer, Cyclical — 5.8%
Airlines — 0.4%
Southwest Airlines Co.	34,500	1,854,720

Auto Manufacturers — 0.4%
Ford Motor Co.	162,900	1,896,156

Auto Parts & Equipment — 0.7%
Adient PLC	48,081	3,494,046

Leisure Time — 0.6%
Carnival Corp.	53,100	3,128,121

Lodging — 1.0%
Las Vegas Sands Corp.	85,300	4,868,071

Retail — 1.9%
Kohl’s Corp.	73,300	2,918,073
Macy’s, Inc.	68,000	2,015,520
Wal-Mart Stores, Inc.	61,800	4,454,544

		9,388,137

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	141,500	3,623,815

		28,253,066

	Number of Shares	Value
Consumer, Non-cyclical — 15.6%
Agriculture — 1.8%
Archer-Daniels-Midland Co.	125,300	$5,768,812
Philip Morris International, Inc.	26,900	3,037,010

		8,805,822

Beverages — 1.8%
Diageo PLC	99,828	2,859,576
PepsiCo, Inc.	50,100	5,604,186

		8,463,762

Biotechnology — 0.8%
Gilead Sciences, Inc.	54,400	3,694,848

Cosmetics & Personal Care — 0.6%
Avon Products, Inc. (a)	140,700	619,080
Coty, Inc. Class A	119,373	2,164,232

		2,783,312

Foods — 1.2%
The Hershey Co.	6,700	731,975
Kellogg Co.	30,600	2,221,866
Tyson Foods, Inc. Class A	49,700	3,066,987

		6,020,828

Health Care – Products — 1.8%
Becton, Dickinson & Co.	21,300	3,907,272
Medtronic PLC	58,200	4,688,592

		8,595,864

Health Care – Services — 1.5%
Anthem, Inc.	45,000	7,442,100

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	80,000	4,350,400
GlaxoSmithKline PLC	122,642	2,551,174
Johnson & Johnson	73,700	9,179,335
Merck & Co., Inc.	71,700	4,555,818
Pfizer, Inc.	264,854	9,060,656

		29,697,383

		75,503,919

Energy — 9.8%
Oil & Gas — 9.8%
Apache Corp.	74,986	3,853,530
Canadian Natural Resources Ltd.	66,000	2,164,140
Chevron Corp.	46,700	5,014,179
EQT Corp.	16,380	1,000,818
Exxon Mobil Corp.	139,200	11,415,792
Hess Corp.	88,800	4,281,048
Occidental Petroleum Corp.	93,400	5,917,824
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	103,500	5,457,555
Total SA	171,796	8,678,951

		47,783,837

		47,783,837

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 26.7%
Banks — 16.9%
Bank of America Corp.	96,477	$2,275,893
The Bank of New York Mellon Corp.	85,600	4,042,888
Citigroup, Inc.	109,500	6,550,290
Fifth Third Bancorp	175,700	4,462,780
JP Morgan Chase & Co.	189,300	16,628,112
KeyCorp	199,700	3,550,666
Morgan Stanley	228,000	9,767,520
Northern Trust Corp.	59,100	5,116,878
The PNC Financial Services Group, Inc.	36,600	4,400,784
Royal Bank of Scotland Group PLC (a)	546,725	1,658,579
State Street Corp.	91,600	7,292,276
US Bancorp	106,300	5,474,450
Wells Fargo & Co.	199,900	11,126,434

		82,347,550

Diversified Financial Services — 2.3%
American Express Co.	51,800	4,097,898
Ameriprise Financial, Inc.	52,000	6,743,360
Och-Ziff Capital Management Group LLC Class A	111,610	252,239

		11,093,497

Insurance — 5.4%
Chubb Ltd.	15,208	2,072,090
Loews Corp.	147,900	6,917,283
Marsh & McLennan Cos., Inc.	74,500	5,504,805
MetLife, Inc.	148,300	7,833,206
Willis Towers Watson PLC	19,111	2,501,439
XL Group Ltd.	36,900	1,470,834

		26,299,657

Real Estate Investment Trusts (REITS) — 2.1%
Equity Residential	46,400	2,887,008
Rayonier, Inc.	123,341	3,495,484
Weyerhaeuser Co.	105,571	3,587,302

		9,969,794

		129,710,498

Industrial — 12.8%
Aerospace & Defense — 3.7%
The Boeing Co.	56,900	10,063,334
Harris Corp.	64,235	7,147,428
United Technologies Corp.	5,594	627,703

		17,838,465

Building Materials — 2.3%
Johnson Controls International PLC	184,915	7,788,620
Vulcan Materials Co.	29,800	3,590,304

		11,378,924

	Number of Shares	Value
Electrical Components & Equipment — 0.9%
Emerson Electric Co.	76,600	$4,585,276

Electronics — 0.4%
TE Connectivity Ltd.	22,800	1,699,740

Machinery – Diversified — 1.1%
Cummins, Inc.	19,900	3,008,880
Flowserve Corp.	49,192	2,381,877

		5,390,757

Miscellaneous – Manufacturing — 3.3%
General Electric Co.	263,600	7,855,280
Illinois Tool Works, Inc.	40,300	5,338,541
Pentair PLC	47,500	2,982,050

		16,175,871

Transportation — 1.1%
United Parcel Service, Inc. Class B	49,200	5,279,160

		62,348,193

Technology — 7.0%
Computers — 1.1%
Apple, Inc.	15,500	2,226,730
Western Digital Corp.	35,500	2,929,815

		5,156,545

Semiconductors — 3.7%
Analog Devices, Inc.	26,057	2,135,371
Applied Materials, Inc.	146,800	5,710,520
QUALCOMM, Inc.	126,800	7,270,712
Texas Instruments, Inc.	38,173	3,075,217

		18,191,820

Software — 2.2%
CA, Inc.	25,300	802,516
Microsoft Corp.	150,400	9,905,344

		10,707,860

		34,056,225

Utilities — 6.0%
Electric — 4.9%
The AES Corp.	282,200	3,154,996
Edison International	59,400	4,728,834
Exelon Corp.	99,900	3,594,402
FirstEnergy Corp.	19,879	632,550
PG&E Corp.	98,400	6,529,824
The Southern Co.	33,400	1,662,652
Xcel Energy, Inc.	81,100	3,604,895

		23,908,153

Gas — 1.1%
NiSource, Inc.	220,000	5,233,800

		29,141,953

TOTAL COMMON STOCK (Cost $363,824,131)		466,983,825

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.1%
Utilities — 1.1%
Electric — 1.1%
DTE Energy Co. 6.500%	15,505	$833,084
Great Plains Energy, Inc. 7.000%	27,033	1,452,483
NextEra Energy, Inc. 6.123%	64,753	3,302,403

		5,587,970

TOTAL PREFERRED STOCK (Cost $5,297,591)		5,587,970

TOTAL EQUITIES (Cost $369,121,722)		472,571,795

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Computers — 0.2%
Western Digital Corp. 10.500% 4/01/24	$695,000	819,231

TOTAL CORPORATE DEBT (Cost $683,554)		819,231

TOTAL BONDS & NOTES (Cost $683,554)		819,231

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,007	1,007

TOTAL MUTUAL FUNDS (Cost $1,007)		1,007

TOTAL LONG-TERM INVESTMENTS (Cost $369,806,283)		473,392,033

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$8,505,367	8,505,367

TOTAL SHORT-TERM INVESTMENTS (Cost $8,505,367)		8,505,367

Value
TOTAL INVESTMENTS — 99.2% (Cost $378,311,650) (c)	$481,897,400

Other Assets/(Liabilities) — 0.8%	4,009,659

NET ASSETS — 100.0%	$485,907,059

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,505,403. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $8,676,388.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	7,197	$973,682
Albemarle Corp.	3,759	397,101
CF Industries Holdings, Inc.	7,717	226,494
The Dow Chemical Co.	37,138	2,359,748
E.I. du Pont de Nemours & Co.	28,811	2,314,388
Eastman Chemical Co.	4,893	395,354
FMC Corp.	4,429	308,214
International Flavors & Fragrances, Inc.	2,590	343,253
LyondellBasell Industries NV Class A	10,959	999,351
Monsanto Co.	14,603	1,653,060
The Mosaic Co.	11,736	342,456
PPG Industries, Inc.	8,545	897,909
Praxair, Inc.	9,452	1,121,007
The Sherwin-Williams Co.	2,711	840,925

		13,172,942

Forest Products & Paper — 0.1%
International Paper Co.	13,632	692,233

Iron & Steel — 0.1%
Nucor Corp.	10,551	630,106

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	43,896	586,451
Newmont Mining Corp.	17,587	579,667

		1,166,118

		15,661,399

Communications — 13.6%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	12,950	318,181
Omnicom Group, Inc.	7,809	673,214

		991,395

Internet — 7.1%
Alphabet, Inc. Class A (a)	9,877	8,373,721
Alphabet, Inc. Class C (a)	9,823	8,148,768
Amazon.com, Inc. (a)	13,168	11,673,959
eBay, Inc. (a)	33,608	1,128,220
Expedia, Inc.	3,999	504,554
F5 Networks, Inc. (a)	2,162	308,236
Facebook, Inc. Class A (a)	78,304	11,123,083
Netflix, Inc. (a)	14,309	2,115,013
The Priceline Group, Inc. (a)	1,636	2,912,031
Symantec Corp.	20,653	633,634
TripAdvisor, Inc. (a)	3,851	166,209
VeriSign, Inc. (a)	3,006	261,853

	Number of Shares	Value
Yahoo!, Inc. (a)	29,083	$1,349,742

		48,699,023

Media — 3.0%
CBS Corp. Class B	12,320	854,515
Charter Communications, Inc. Class A (a)	7,145	2,338,701
Comcast Corp. Class A	157,379	5,915,877
Discovery Communications, Inc. Class A (a)	5,118	148,883
Discovery Communications, Inc. Class C (a)	7,026	198,906
DISH Network Corp. Class A (a)	7,504	476,429
News Corp. Class A	13,028	169,364
News Corp. Class B	3,915	52,853
Scripps Networks Interactive Class A	3,150	246,866
TEGNA, Inc.	7,231	185,258
Time Warner, Inc.	25,744	2,515,446
Twenty-First Century Fox, Inc. Class A	35,077	1,136,144
Twenty-First Century Fox, Inc. Class B	16,125	512,453
Viacom, Inc. Class B	11,504	536,316
The Walt Disney Co.	48,365	5,484,107

		20,772,118

Telecommunications — 3.3%
AT&T, Inc.	204,226	8,485,590
CenturyLink, Inc.	18,117	427,018
Cisco Systems, Inc.	166,367	5,623,205
Juniper Networks, Inc.	12,727	354,192
Level 3 Communications, Inc. (a)	9,667	553,146
Motorola Solutions, Inc.	5,494	473,693
Verizon Communications, Inc.	135,552	6,608,160

		22,525,004

		92,987,540

Consumer, Cyclical — 8.8%
Airlines — 0.6%
Alaska Air Group, Inc.	4,104	378,471
American Airlines Group, Inc.	16,811	711,105
Delta Air Lines, Inc.	24,179	1,111,267
Southwest Airlines Co.	20,403	1,096,865
United Continental Holdings, Inc. (a)	9,565	675,672

		3,973,380

Apparel — 0.6%
Hanesbrands, Inc.	12,512	259,749
Michael Kors Holdings Ltd. (a)	5,485	209,033
NIKE, Inc. Class B	44,025	2,453,513
Ralph Lauren Corp.	1,933	157,772
Under Armour, Inc. Class A (a)	5,899	116,682
Under Armour, Inc. Class C (a)	6,326	115,766

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	10,953	$602,087

		3,914,602

Auto Manufacturers — 0.6%
Ford Motor Co.	130,066	1,513,968
General Motors Co.	45,297	1,601,702
PACCAR, Inc.	11,608	780,058

		3,895,728

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	6,641	277,528
Delphi Automotive PLC	8,980	722,800
The Goodyear Tire & Rubber Co.	8,259	297,324

		1,297,652

Distribution & Wholesale — 0.2%
Fastenal Co.	9,562	492,443
LKQ Corp. (a)	10,367	303,442
W.W. Grainger, Inc.	1,812	421,761

		1,217,646

Home Builders — 0.1%
D.R. Horton, Inc.	11,334	377,536
Lennar Corp. Class A	6,792	347,682
PulteGroup, Inc.	9,426	221,982

		947,200

Home Furnishing — 0.1%
Leggett & Platt, Inc.	4,420	222,414
Whirlpool Corp.	2,485	425,755

		648,169

Housewares — 0.1%
Newell Brands, Inc.	15,972	753,399

Leisure Time — 0.2%
Carnival Corp.	13,898	818,731
Harley-Davidson, Inc.	5,932	358,886
Royal Caribbean Cruises Ltd.	5,548	544,314

		1,721,931

Lodging — 0.2%
Marriott International, Inc. Class A	10,451	984,275
Wyndham Worldwide Corp.	3,525	297,122
Wynn Resorts Ltd.	2,629	301,310

		1,582,707

Retail — 5.7%
Advance Auto Parts, Inc.	2,456	364,127
AutoNation, Inc. (a)	2,099	88,767
AutoZone, Inc. (a)	941	680,390
Bed Bath & Beyond, Inc.	5,068	199,983
Best Buy Co., Inc.	9,071	445,840
CarMax, Inc. (a)	6,167	365,210
Chipotle Mexican Grill, Inc. (a)	964	429,481
Coach, Inc.	9,350	386,435
Costco Wholesale Corp.	14,581	2,445,088

	Number of Shares	Value
CVS Health Corp.	34,086	$2,675,751
Darden Restaurants, Inc.	4,157	347,816
Dollar General Corp.	8,402	585,871
Dollar Tree, Inc. (a)	7,801	612,066
Foot Locker, Inc.	4,372	327,069
The Gap, Inc.	7,404	179,843
Genuine Parts Co.	4,930	455,581
The Home Depot, Inc.	40,476	5,943,091
Kohl’s Corp.	5,833	232,212
L Brands, Inc.	7,986	376,141
Lowe’s Cos., Inc.	28,830	2,370,114
Macy’s, Inc.	10,280	304,699
McDonald’s Corp.	27,213	3,527,077
Nordstrom, Inc.	3,697	172,169
O’Reilly Automotive, Inc. (a)	3,040	820,314
PVH Corp.	2,617	270,781
Ross Stores, Inc.	13,140	865,532
Signet Jewelers Ltd.	2,359	163,408
Staples, Inc.	21,700	190,309
Starbucks Corp.	48,443	2,828,587
Target Corp.	18,603	1,026,700
Tiffany & Co.	3,602	343,271
The TJX Cos., Inc.	21,733	1,718,646
Tractor Supply Co.	4,288	295,743
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,943	554,202
Wal-Mart Stores, Inc.	50,057	3,608,109
Walgreens Boots Alliance, Inc.	28,370	2,356,128
Yum! Brands, Inc.	11,162	713,252

		39,269,803

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,084	478,257

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,754	374,724
Mattel, Inc.	11,317	289,829

		664,553

		60,365,027

Consumer, Non-cyclical — 22.3%
Agriculture — 1.9%
Altria Group, Inc.	64,437	4,602,090
Archer-Daniels-Midland Co.	19,069	877,937
Philip Morris International, Inc.	51,583	5,823,721
Reynolds American, Inc.	27,578	1,737,966

		13,041,714

Beverages — 2.0%
Brown-Forman Corp. Class B	5,966	275,510
The Coca-Cola Co.	128,431	5,450,611
Constellation Brands, Inc. Class A	5,741	930,444
Dr. Pepper Snapple Group, Inc.	6,088	596,137
Molson Coors Brewing Co. Class B	6,101	583,927
Monster Beverage Corp. (a)	13,434	620,248

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	47,434	$5,305,967

		13,762,844

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	7,432	901,056
Amgen, Inc.	24,490	4,018,074
Biogen, Inc. (a)	7,178	1,962,609
Celgene Corp. (a)	25,874	3,219,502
Gilead Sciences, Inc.	43,460	2,951,803
Illumina, Inc. (a)	4,869	830,846
Incyte Corp. (a)	5,873	785,044
Regeneron Pharmaceuticals, Inc. (a)	2,531	980,788
Vertex Pharmaceuticals, Inc. (a)	8,218	898,638

		16,548,360

Commercial Services — 1.4%
Automatic Data Processing, Inc.	14,954	1,531,140
Cintas Corp.	2,884	364,941
Ecolab, Inc.	8,766	1,098,730
Equifax, Inc.	3,969	542,721
Global Payments, Inc.	5,110	412,275
H&R Block, Inc.	7,043	163,750
Moody’s Corp.	5,518	618,237
Nielsen Holdings PLC	11,132	459,863
PayPal Holdings, Inc. (a)	37,428	1,610,153
Quanta Services, Inc. (a)	5,077	188,407
Robert Half International, Inc.	4,296	209,774
S&P Global, Inc.	8,596	1,123,841
Total System Services, Inc.	5,475	292,694
United Rentals, Inc. (a)	2,825	353,266
Verisk Analytics, Inc. (a)	5,162	418,845
The Western Union Co.	16,044	326,495

		9,715,132

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	29,313	2,145,419
Coty, Inc. Class A	15,568	282,248
The Estee Lauder Cos., Inc. Class A	7,365	624,478
The Procter & Gamble Co.	85,012	7,638,328

		10,690,473

Foods — 1.6%
Campbell Soup Co.	6,461	369,828
Conagra Brands, Inc.	13,783	556,006
General Mills, Inc.	19,290	1,138,303
The Hershey Co.	4,627	505,500
Hormel Foods Corp.	8,936	309,454
The J.M. Smucker Co.	3,855	505,313
Kellogg Co.	8,370	607,746
The Kraft Heinz Co.	19,772	1,795,495
The Kroger Co.	30,687	904,960
McCormick & Co., Inc.	3,817	372,348
Mondelez International, Inc. Class A	50,758	2,186,655
Sysco Corp.	16,487	856,005
Tyson Foods, Inc. Class A	9,469	584,332

	Number of Shares	Value
Whole Foods Market, Inc.	10,723	$318,687

		11,010,632

Health Care – Products — 2.9%
Abbott Laboratories	57,411	2,549,622
Baxter International, Inc.	16,230	841,688
Becton, Dickinson & Co.	7,094	1,301,323
Boston Scientific Corp. (a)	45,133	1,122,458
C.R. Bard, Inc.	2,385	592,768
The Cooper Cos., Inc.	1,642	328,219
Danaher Corp.	20,294	1,735,746
DENTSPLY SIRONA, Inc.	7,643	477,229
Edwards Lifesciences Corp. (a)	7,086	666,580
Henry Schein, Inc. (a)	2,661	452,290
Hologic, Inc. (a)	9,278	394,779
IDEXX Laboratories, Inc. (a)	2,905	449,142
Intuitive Surgical, Inc. (a)	1,219	934,327
Medtronic PLC	45,511	3,666,366
Patterson Cos., Inc.	2,640	119,407
Stryker Corp.	10,304	1,356,522
Thermo Fisher Scientific, Inc.	12,961	1,990,810
Varian Medical Systems, Inc. (a)	3,090	281,592
Zimmer Biomet Holdings, Inc.	6,722	820,823

		20,081,691

Health Care – Services — 2.0%
Aetna, Inc.	11,702	1,492,590
Anthem, Inc.	8,787	1,453,194
Centene Corp. (a)	5,690	405,469
Cigna Corp.	8,571	1,255,566
DaVita, Inc. (a)	5,135	349,026
Envision Healthcare Corp. (a)	3,881	237,983
HCA Holdings, Inc. (a)	9,560	850,744
Humana, Inc.	4,986	1,027,814
Laboratory Corp. of America Holdings (a)	3,408	488,946
Quest Diagnostics, Inc.	4,589	450,594
UnitedHealth Group, Inc.	31,986	5,246,024
Universal Health Services, Inc. Class B	2,996	372,852

		13,630,802

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,963	238,818
Church & Dwight Co., Inc.	8,366	417,212
The Clorox Co.	4,263	574,780
Kimberly-Clark Corp.	11,866	1,561,922

		2,792,732

Pharmaceuticals — 6.1%
AbbVie, Inc.	53,005	3,453,806
Allergan PLC	11,152	2,664,436
AmerisourceBergen Corp.	5,542	490,467
Bristol-Myers Squibb Co.	55,619	3,024,561
Cardinal Health, Inc.	10,476	854,318

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	32,316	$2,718,099
Express Scripts Holding Co. (a)	20,129	1,326,702
Johnson & Johnson	90,179	11,231,794
Mallinckrodt PLC (a)	3,482	155,193
McKesson Corp.	7,027	1,041,823
Mead Johnson Nutrition Co.	6,121	545,259
Merck & Co., Inc.	91,232	5,796,881
Mylan NV (a)	15,244	594,363
Perrigo Co. PLC	4,794	318,274
Pfizer, Inc.	197,915	6,770,672
Zoetis, Inc.	16,367	873,507

		41,860,155

		153,134,535

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	10,713	278,538

Energy — 6.5%
Oil & Gas — 5.1%
Anadarko Petroleum Corp.	18,515	1,147,930
Apache Corp.	12,562	645,561
Cabot Oil & Gas Corp.	15,592	372,805
Chesapeake Energy Corp. (a)	25,699	152,652
Chevron Corp.	62,957	6,759,693
Cimarex Energy Co.	3,165	378,186
Concho Resources, Inc. (a)	4,938	633,743
ConocoPhillips	41,056	2,047,463
Devon Energy Corp.	17,345	723,633
EOG Resources, Inc.	19,207	1,873,643
EQT Corp.	5,799	354,319
Exxon Mobil Corp.	137,882	11,307,703
Helmerich & Payne, Inc.	3,574	237,921
Hess Corp.	9,044	436,011
Marathon Oil Corp.	28,064	443,411
Marathon Petroleum Corp.	17,489	883,894
Murphy Oil Corp.	5,553	158,760
Newfield Exploration Co. (a)	6,525	240,838
Noble Energy, Inc.	14,501	497,964
Occidental Petroleum Corp.	25,479	1,614,349
Phillips 66	14,666	1,161,841
Pioneer Natural Resources Co.	5,623	1,047,171
Range Resources Corp.	6,298	183,272
Southwestern Energy Co. (a)	16,593	135,565
Tesoro Corp.	3,927	318,323
Transocean Ltd. (a)	13,142	163,618
Valero Energy Corp.	15,001	994,416

		34,914,685

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	14,186	848,606
Halliburton Co.	28,865	1,420,447
National Oilwell Varco, Inc.	12,498	501,045
Schlumberger Ltd.	46,348	3,619,779

	Number of Shares	Value
TechnipFMC PLC (a)	15,565	$505,862

		6,895,739

Pipelines — 0.4%
Kinder Morgan, Inc.	63,610	1,382,882
ONEOK, Inc.	6,968	386,306
The Williams Cos., Inc.	27,502	813,784

		2,582,972

		44,393,396

Financial — 18.1%
Banks — 7.7%
Bank of America Corp.	333,350	7,863,726
The Bank of New York Mellon Corp.	34,509	1,629,860
BB&T Corp.	26,886	1,201,804
Capital One Financial Corp.	15,972	1,384,133
Citigroup, Inc.	92,123	5,510,798
Citizens Financial Group, Inc.	16,952	585,692
Comerica, Inc.	5,872	402,702
Fifth Third Bancorp	25,027	635,686
The Goldman Sachs Group, Inc.	12,327	2,831,758
Huntington Bancshares, Inc.	35,920	480,969
JP Morgan Chase & Co.	118,764	10,432,230
KeyCorp	35,802	636,560
M&T Bank Corp.	5,138	795,003
Morgan Stanley	47,820	2,048,609
Northern Trust Corp.	6,732	582,857
The PNC Financial Services Group, Inc.	16,204	1,948,369
Regions Financial Corp.	40,061	582,086
State Street Corp.	12,027	957,469
SunTrust Banks, Inc.	16,261	899,233
US Bancorp	52,986	2,728,779
Wells Fargo & Co.	149,658	8,329,964
Zions Bancorp	6,735	282,870

		52,751,157

Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.	1,887	309,355
Alliance Data Systems Corp.	1,858	462,642
American Express Co.	25,170	1,991,199
Ameriprise Financial, Inc.	5,126	664,740
BlackRock, Inc.	4,058	1,556,283
CBOE Holdings, Inc.	3,060	248,074
The Charles Schwab Corp.	40,423	1,649,663
CME Group, Inc.	11,334	1,346,479
Discover Financial Services	12,824	877,033
E*TRADE Financial Corp. (a)	9,075	316,627
Franklin Resources, Inc.	11,509	484,989
Intercontinental Exchange, Inc.	19,755	1,182,732
Invesco Ltd.	13,287	406,981
Mastercard, Inc. Class A	31,308	3,521,211
Nasdaq, Inc.	3,782	262,660
Navient Corp.	9,488	140,043

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Raymond James Financial, Inc.	4,271	$325,706
Synchrony Financial	25,621	878,800
T. Rowe Price Group, Inc.	8,072	550,107
Visa, Inc. Class A	61,763	5,488,878

		22,664,202

Insurance — 4.2%
Aflac, Inc.	13,336	965,793
The Allstate Corp.	12,199	994,096
American International Group, Inc.	30,942	1,931,709
Aon PLC	8,719	1,034,858
Arthur J Gallagher & Co.	5,983	338,279
Assurant, Inc.	1,812	173,354
Berkshire Hathaway, Inc. Class B (a)	63,146	10,525,175
Chubb Ltd.	15,495	2,111,194
Cincinnati Financial Corp.	5,016	362,506
The Hartford Financial Services Group, Inc.	12,497	600,731
Lincoln National Corp.	7,427	486,097
Loews Corp.	9,160	428,413
Marsh & McLennan Cos., Inc.	17,090	1,262,780
MetLife, Inc.	36,149	1,909,390
Principal Financial Group, Inc.	8,863	559,344
The Progressive Corp.	19,221	753,079
Prudential Financial, Inc.	14,340	1,529,791
Torchmark Corp.	3,647	280,965
The Travelers Cos., Inc.	9,288	1,119,576
Unum Group	7,548	353,926
Willis Towers Watson PLC	4,256	557,068
XL Group Ltd.	8,736	348,217

		28,626,341

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	2,971	328,355
American Tower Corp.	14,213	1,727,448
Apartment Investment & Management Co. Class A	5,197	230,487
AvalonBay Communities, Inc.	4,550	835,380
Boston Properties, Inc.	5,095	674,629
CBRE Group, Inc. Class A (a)	9,937	345,708
Crown Castle International Corp.	11,953	1,128,961
Digital Realty Trust, Inc.	5,267	560,356
Equinix, Inc.	2,583	1,034,156
Equity Residential	12,272	763,564
Essex Property Trust, Inc.	2,170	502,420
Extra Space Storage, Inc.	4,237	315,190
Federal Realty Investment Trust	2,416	322,536
GGP, Inc.	19,336	448,208
HCP, Inc.	15,482	484,277
Host Hotels & Resorts, Inc.	24,514	457,431
Iron Mountain, Inc.	8,008	285,645
Kimco Realty Corp.	14,288	315,622
The Macerich Co.	3,989	256,892
Mid-America Apartment Communities, Inc.	3,787	385,289

	Number of Shares	Value
Prologis, Inc.	17,721	$919,366
Public Storage	4,989	1,092,142
Realty Income Corp.	9,056	539,104
Regency Centers Corp.	4,851	322,058
Simon Property Group, Inc.	10,646	1,831,431
SL Green Realty Corp.	3,385	360,909
UDR, Inc.	8,837	320,430
Ventas, Inc.	11,732	763,049
Vornado Realty Trust	5,701	571,867
Welltower, Inc.	12,008	850,407
Weyerhaeuser Co.	24,793	842,466

		19,815,783

Savings & Loans — 0.0%
People’s United Financial, Inc.	11,419	207,826

		124,065,309

Industrial — 9.7%
Aerospace & Defense — 2.2%
Arconic, Inc.	14,568	383,721
The Boeing Co.	18,939	3,349,551
General Dynamics Corp.	9,488	1,776,154
Harris Corp.	4,110	457,320
L3 Technologies, Inc.	2,620	433,060
Lockheed Martin Corp.	8,298	2,220,545
Northrop Grumman Corp.	5,800	1,379,472
Raytheon Co.	9,731	1,483,977
Rockwell Collins, Inc.	4,325	420,217
TransDigm Group, Inc.	1,668	367,227
United Technologies Corp.	24,915	2,795,712

		15,066,956

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	5,051	307,354
Johnson Controls International PLC	31,285	1,317,724
Martin Marietta Materials, Inc.	2,101	458,543
Masco Corp.	10,671	362,707
Vulcan Materials Co.	4,377	527,341

		2,973,669

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,488	303,552
AMETEK, Inc.	7,679	415,280
Emerson Electric Co.	21,476	1,285,554

		2,004,386

Electronics — 1.2%
Agilent Technologies, Inc.	10,739	567,771
Allegion PLC	3,172	240,120
Amphenol Corp. Class A	10,219	727,286
Corning, Inc.	30,872	833,544
FLIR Systems, Inc.	4,646	168,557
Fortive Corp.	9,968	600,273
Garmin Ltd.	3,849	196,722

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	25,262	$3,154,466
Mettler-Toledo International, Inc. (a)	871	417,131
PerkinElmer, Inc.	3,654	212,151
TE Connectivity Ltd.	11,772	877,603
Waters Corp. (a)	2,674	417,973

		8,413,597

Engineering & Construction — 0.1%
Fluor Corp.	4,573	240,631
Jacobs Engineering Group, Inc.	4,030	222,779

		463,410

Environmental Controls — 0.2%
Republic Services, Inc.	7,637	479,680
Stericycle, Inc. (a)	2,839	235,325
Waste Management, Inc.	13,471	982,305

		1,697,310

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,951	329,075
Stanley Black & Decker, Inc.	5,067	673,252

		1,002,327

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	19,507	1,809,469

Machinery – Diversified — 0.5%
Cummins, Inc.	5,174	782,309
Deere & Co.	9,741	1,060,405
Flowserve Corp.	4,341	210,191
Rockwell Automation, Inc.	4,251	661,923
Roper Technologies, Inc.	3,405	703,099
Xylem, Inc.	5,927	297,654

		3,715,581

Miscellaneous – Manufacturing — 2.6%
3M Co.	19,807	3,789,673
Dover Corp.	5,164	414,927
Eaton Corp. PLC	14,971	1,110,100
General Electric Co.	290,054	8,643,609
Illinois Tool Works, Inc.	10,353	1,371,462
Ingersoll-Rand PLC	8,686	706,346
Parker-Hannifin Corp.	4,419	708,454
Pentair PLC	5,618	352,698
Textron, Inc.	8,969	426,835

		17,524,104

Packaging & Containers — 0.2%
Ball Corp.	5,797	430,485
Sealed Air Corp.	6,541	285,057
WestRock Co.	8,322	432,994

		1,148,536

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	4,721	364,886
CSX Corp.	30,798	1,433,647

	Number of Shares	Value
Expeditors International of Washington, Inc.	6,053	$341,934
FedEx Corp.	8,148	1,590,082
J.B. Hunt Transport Services, Inc.	2,892	265,312
Kansas City Southern	3,513	301,275
Norfolk Southern Corp.	9,675	1,083,310
Ryder System, Inc.	1,824	137,603
Union Pacific Corp.	27,046	2,864,712
United Parcel Service, Inc. Class B	22,935	2,460,925

		10,843,686

		66,663,031

Technology — 13.9%
Computers — 5.5%
Accenture PLC Class A	20,691	2,480,437
Apple, Inc.	174,439	25,059,907
Cognizant Technology Solutions Corp. Class A (a)	20,276	1,206,828
CSRA, Inc.	4,677	136,989
Hewlett Packard Enterprise Co.	55,195	1,308,122
HP, Inc.	56,113	1,003,300
International Business Machines Corp.	28,535	4,969,085
NetApp, Inc.	8,944	374,306
Seagate Technology PLC	9,758	448,185
Teradata Corp. (a)	4,409	137,208
Western Digital Corp.	9,589	791,380

		37,915,747

Office & Business Equipment — 0.0%
Xerox Corp.	28,420	208,603

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a)	25,659	373,338
Analog Devices, Inc.	12,062	988,481
Applied Materials, Inc.	35,839	1,394,137
Broadcom Ltd.	13,338	2,920,488
Intel Corp.	157,090	5,666,236
KLA-Tencor Corp.	5,180	492,463
Lam Research Corp.	5,395	692,502
Microchip Technology, Inc.	7,155	527,896
Micron Technology, Inc. (a)	34,603	1,000,027
NVIDIA Corp.	19,586	2,133,503
Qorvo, Inc. (a)	4,230	290,009
QUALCOMM, Inc.	49,126	2,816,885
Skyworks Solutions, Inc.	6,158	603,361
Texas Instruments, Inc.	33,265	2,679,828
Xilinx, Inc.	8,366	484,308

		23,063,462

Software — 5.0%
Activision Blizzard, Inc.	22,995	1,146,531
Adobe Systems, Inc. (a)	16,480	2,144,542
Akamai Technologies, Inc. (a)	5,795	345,962
Autodesk, Inc. (a)	6,488	561,017

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CA, Inc.	10,524	$333,821
Cerner Corp. (a)	9,737	573,023
Citrix Systems, Inc. (a)	5,176	431,627
The Dun & Bradstreet Corp.	1,182	127,585
Electronic Arts, Inc. (a)	10,243	916,953
Fidelity National Information Services, Inc.	10,995	875,422
Fiserv, Inc. (a)	7,099	818,586
Intuit, Inc.	8,081	937,315
Microsoft Corp.	256,929	16,921,344
Oracle Corp.	99,640	4,444,940
Paychex, Inc.	10,664	628,110
Red Hat, Inc. (a)	5,948	514,502
salesforce.com, Inc. (a)	21,771	1,795,890
Synopsys, Inc. (a)	5,009	361,299

		33,878,469

		95,066,281

Utilities — 3.1%
Electric — 2.8%
The AES Corp.	21,633	241,857
Alliant Energy Corp.	7,693	304,720
Ameren Corp.	8,047	439,286
American Electric Power Co., Inc.	16,304	1,094,488
CMS Energy Corp.	9,278	415,098
Consolidated Edison, Inc.	10,097	784,133
Dominion Resources, Inc.	20,916	1,622,454
DTE Energy Co.	5,957	608,269
Duke Energy Corp.	23,315	1,912,063
Edison International	10,810	860,584
Entergy Corp.	5,926	450,139
Eversource Energy	10,505	617,484
Exelon Corp.	30,882	1,111,134
FirstEnergy Corp.	14,753	469,440
NextEra Energy, Inc.	15,574	1,999,234
NRG Energy, Inc.	10,671	199,548
PG&E Corp.	16,779	1,113,454
Pinnacle West Capital Corp.	3,749	312,592
PPL Corp.	22,541	842,808
Public Service Enterprise Group, Inc.	16,764	743,483
SCANA Corp.	4,728	308,975
The Southern Co.	33,016	1,643,537
WEC Energy Group, Inc.	10,460	634,190
Xcel Energy, Inc.	16,856	749,249

		19,478,219

Gas — 0.2%
CenterPoint Energy, Inc.	14,361	395,932
NiSource, Inc.	10,648	253,316
Sempra Energy	8,382	926,211

		1,575,459

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	5,892	$458,221

		21,511,899

TOTAL COMMON STOCK (Cost $434,675,346)		674,126,955

TOTAL EQUITIES (Cost $434,675,346)		674,126,955

TOTAL LONG-TERM INVESTMENTS (Cost $434,675,346)		674,126,955

	Principal Amount

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$10,138,505	10,138,505

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	652	652

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (c) 0.000% 8/17/17	1,255,000	1,251,261

TOTAL SHORT-TERM INVESTMENTS (Cost $11,390,632)		11,390,418

TOTAL INVESTMENTS — 100.0% (Cost $446,065,978) (d)		685,517,373

Other Assets/(Liabilities) — 0.0%		234,624

NET ASSETS — 100.0%		$685,751,997

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $10,138,547. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $10,343,376.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.9%
Communications — 23.9%
Internet — 10.3%
Alphabet, Inc. Class C (a)	8,100	$6,719,436
CDW Corp.	91,800	5,297,778

		12,017,214

Media — 9.4%
Charter Communications, Inc. Class A (a)	20,800	6,808,256
Tribune Media Co. Class A	110,700	4,125,789

		10,934,045

Telecommunications — 4.2%
CommScope Holding Co., Inc. (a)	117,900	4,917,609

		27,868,868

Consumer, Cyclical — 15.0%
Auto Manufacturers — 6.2%
General Motors Co.	206,000	7,284,160

Retail — 8.8%
CarMax, Inc. (a)	82,600	4,891,572
Tiffany & Co.	56,700	5,403,510

		10,295,082

		17,579,242

Consumer, Non-cyclical — 18.1%
Commercial Services — 3.5%
Moody’s Corp.	36,800	4,123,072

Health Care – Products — 5.0%
Baxter International, Inc.	113,800	5,901,668

Health Care – Services — 9.6%
HCA Holdings, Inc. (a)	75,900	6,754,341
Quintiles IMS Holdings, Inc. (a)	54,700	4,404,991

		11,159,332

		21,184,072

Financial — 31.7%
Banks — 15.0%
Citigroup, Inc.	97,900	5,856,378
JP Morgan Chase & Co.	45,100	3,961,584
Wells Fargo & Co.	138,700	7,720,042

		17,538,004

Diversified Financial Services — 4.2%
BlackRock, Inc.	12,900	4,947,279

Insurance — 8.9%
American International Group, Inc.	84,300	5,262,849
Aon PLC	42,800	5,079,932

		10,342,781

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.6%
CBRE Group, Inc. Class A (a)	120,400	$4,188,716

		37,016,780

Industrial — 6.2%
Machinery – Construction & Mining — 3.8%
Caterpillar, Inc.	47,900	4,443,204

Machinery – Diversified — 2.4%
Cummins, Inc.	18,400	2,782,080

		7,225,284

TOTAL COMMON STOCK (Cost $87,425,932)		110,874,246

TOTAL EQUITIES (Cost $87,425,932)		110,874,246

TOTAL LONG-TERM INVESTMENTS (Cost $87,425,932)		110,874,246

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/17, 0.050%, due 4/03/17 (b)	$6,078,240	6,078,240

TOTAL SHORT-TERM INVESTMENTS (Cost $6,078,240)		6,078,240

TOTAL INVESTMENTS —100.1% (Cost $93,504,172) (c)		116,952,486

Other Assets/(Liabilities) — (0.1)%		(171,784)

NET ASSETS — 100.0%		$116,780,702

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $6,078,265. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $6,204,577.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,576,206

Brazil — 0.5%
Embraer SA Sponsored ADR	84,639	1,868,829

Canada — 0.5%
Silver Wheaton Corp.	96,200	2,004,513

Cayman Islands — 2.8%
Baidu, Inc. Sponsored ADR (a)	20,070	3,462,477
Cheung Kong Property Holdings Ltd.	367,254	2,479,432
CK Hutchison Holdings Ltd.	372,254	4,578,822

		10,520,731

China — 3.3%
China Life Insurance Co. Ltd. Class H	1,251,000	3,845,582
China Telecom Corp. Ltd. Class H	11,037,643	5,352,793
CRRC Corp. Ltd. Class H	371,300	360,641
Sinopharm Group Co. Ltd. Class H	568,800	2,636,597

		12,195,613

France — 10.4%
AXA SA	216,747	5,608,950
BNP Paribas SA	114,450	7,623,343
Cie de Saint-Gobain	96,920	4,983,655
Cie Generale des Etablissements Michelin	33,060	4,019,451
Credit Agricole SA	208,930	2,835,858
Sanofi	76,358	6,908,607
Total SA	95,472	4,823,144
Zodiac Aerospace	73,100	1,829,689

		38,632,697

Germany — 13.2%
Bayer AG	55,810	6,433,194
Deutsche Boerse AG (a)	20,980	1,922,808
Deutsche Lufthansa AG Registered	128,000	2,075,566
Deutsche Post AG Registered	66,911	2,290,736
HeidelbergCement AG	48,930	4,580,942
Infineon Technologies AG	273,297	5,580,424
Innogy SE (a) (b)	107,200	4,046,662
LANXESS AG	75,100	5,040,411
Merck KGaA	50,900	5,797,135
METRO AG	57,630	1,843,179
MorphoSys AG (a)	20,350	1,193,863
SAP SE Sponsored ADR (c)	29,468	2,892,873
Siemens AG	37,896	5,191,190

		48,888,983

	Number of Shares	Value
Hong Kong — 2.0%
AIA Group Ltd.	485,200	$3,058,305
China Mobile Ltd.	382,500	4,207,399

		7,265,704

Ireland — 1.5%
CRH PLC	160,802	5,668,202

Israel — 1.5%
Teva Pharmaceutical Industries Ltd. Sponsored ADR	171,799	5,513,030

Italy — 1.6%
Eni SpA	371,293	6,085,389

Japan — 10.5%
IHI Corp. (a)	607,000	1,919,932
Inpex Corp.	304,100	3,000,024
Konica Minolta, Inc.	446,100	4,003,191
Nissan Motor Co. Ltd.	517,770	5,005,365
Omron Corp.	104,800	4,611,105
Panasonic Corp.	330,300	3,743,449
SoftBank Group Corp.	83,700	5,928,125
Sumitomo Metal Mining Co. Ltd.	226,000	3,218,434
Sumitomo Rubber Industries Ltd.	121,700	2,080,783
Suntory Beverage & Food Ltd.	129,100	5,445,455

		38,955,863

Netherlands — 5.1%
Akzo Nobel NV	67,830	5,621,625
ING Groep NV	378,890	5,724,406
NN Group NV	63,590	2,068,244
QIAGEN NV (a)	81,562	2,367,551
SBM Offshore NV	191,128	3,138,273

		18,920,099

Norway — 1.9%
Telenor ASA	316,016	5,260,591
Yara International ASA	47,510	1,829,597

		7,090,188

Portugal — 1.0%
Galp Energia SGPS SA	242,320	3,680,582

Republic of Korea — 6.3%
Hana Financial Group, Inc.	79,353	2,622,203
Hyundai Mobis Co. Ltd.	18,195	3,914,740
Hyundai Motor Co.	14,936	2,102,989
KB Financial Group, Inc. Sponsored ADR (a)	80,916	3,557,877
Samsung Electronics Co. Ltd.	6,018	11,083,597

		23,281,406

Singapore — 3.7%
DBS Group Holdings, Ltd.	385,379	5,348,367
Singapore Telecommunications Ltd.	340,700	952,331
Singapore Telecommunications Ltd.	1,468,000	4,115,741

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Overseas Bank Ltd.	201,500	$3,187,189

		13,603,628

Spain — 1.3%
Telefonica SA Sponsored ADR	432,139	4,835,635

Sweden — 0.6%
Getinge AB Class B (c)	128,140	2,249,381

Switzerland — 6.0%
ABB Ltd. Registered	99,000	2,315,390
Novartis AG Registered	54,480	4,044,704
Roche Holding AG	31,790	8,109,800
Swiss Re AG	40,730	3,657,833
UBS Group AG Registered	257,960	4,128,675

		22,256,402

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	4,024,272

Thailand — 1.2%
Bangkok Bank PCL Foreign Registered	792,100	4,287,347

United Kingdom — 20.3%
Aviva PLC	657,655	4,383,851
BAE Systems PLC	633,010	5,101,721
Barclays PLC	1,857,820	5,236,724
BP PLC	1,648,784	9,468,198
GlaxoSmithKline PLC	251,884	5,239,641
Glencore PLC (a)	450,940	1,772,685
HSBC Holdings PLC	781,600	6,367,507
Johnson Matthey PLC	72,350	2,794,711
Kingfisher PLC	789,544	3,227,472
LivaNova PLC (a)	50,930	2,496,079
Petrofac Ltd.	190,850	2,199,896
Royal Dutch Shell PLC Class A	2,397	63,046
Royal Dutch Shell PLC Class B	351,154	9,647,854
Sky PLC	398,860	4,875,178
Standard Chartered PLC (a)	553,782	5,299,843
Tesco PLC (a)	791,310	1,840,544
Vodafone Group PLC Sponsored ADR	207,868	5,493,951

		75,508,901

TOTAL COMMON STOCK (Cost $331,772,472)		358,913,601

TOTAL EQUITIES (Cost $331,772,472)		358,913,601

	Number of Shares	Value
MUTUAL FUNDS — 1.4%
United States — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)	5,133,274	$5,133,274

TOTAL MUTUAL FUNDS (Cost $5,133,274)		5,133,274

TOTAL LONG-TERM INVESTMENTS (Cost $336,905,746)		364,046,875

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$12,374,173	12,374,173

TOTAL SHORT-TERM INVESTMENTS (Cost $12,374,173)		12,374,173

TOTAL INVESTMENTS —101.4% (Cost $349,279,919) (f)		376,421,048

Other Assets/(Liabilities) — (1.4)%		(5,271,459)

NET ASSETS — 100.0%		$371,149,589

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $4,046,662 or 1.09% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $4,966,024 or 1.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $12,374,224. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $12,623,866.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 2.4%
Iron & Steel — 1.2%
Cliffs Natural Resources, Inc. (a)	80,611	$661,816
Nucor Corp.	23,544	1,406,048

		2,067,864

Mining — 1.2%
Rio Tinto PLC Sponsored ADR (United Kingdom)	47,373	1,927,134

		3,994,998

Communications — 23.1%
Internet — 18.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	14,264	1,538,087
Alphabet, Inc. Class C (a)	11,117	9,222,219
Amazon.com, Inc. (a)	4,873	4,320,109
eBay, Inc. (a)	62,778	2,107,457
F5 Networks, Inc. (a)	11,773	1,678,477
Facebook, Inc. Class A (a)	40,930	5,814,107
Netflix, Inc. (a)	6,770	1,000,674
The Priceline Group, Inc. (a)	1,529	2,721,574
Snap, Inc. Class A (a)	7,300	164,469
Yandex NV Class A (a)	47,782	1,047,859

		29,615,032

Media — 4.2%
Comcast Corp. Class A	83,750	3,148,163
Discovery Communications, Inc. Class A (a)	31,149	906,124
FactSet Research Systems, Inc.	3,088	509,242
Scripps Networks Interactive Class A	16,259	1,274,218
Viacom, Inc. Class B	22,715	1,058,973

		6,896,720

Telecommunications — 0.9%
Cisco Systems, Inc.	46,464	1,570,483

		38,082,235

Consumer, Cyclical — 4.0%
Lodging — 0.6%
Las Vegas Sands Corp.	18,306	1,044,724

Retail — 3.4%
The Home Depot, Inc.	22,441	3,295,012
Ross Stores, Inc.	14,758	972,109
The TJX Cos., Inc.	15,795	1,249,069

		5,516,190

		6,560,914

Consumer, Non-cyclical — 20.2%
Beverages — 1.7%
PepsiCo, Inc.	25,782	2,883,975

	Number of Shares	Value
Biotechnology — 3.8%
Amgen, Inc.	20,516	$3,366,060
Celgene Corp. (a)	8,730	1,086,274
Gilead Sciences, Inc.	27,039	1,836,489

		6,288,823

Commercial Services — 5.0%
Experian PLC	40,890	834,674
Gartner, Inc. (a)	9,235	997,288
Global Payments, Inc.	12,805	1,033,107
IHS Markit Ltd. (a)	41,135	1,725,613
PayPal Holdings, Inc. (a)	48,800	2,099,376
Vantiv, Inc. Class A (a)	23,758	1,523,363

		8,213,421

Health Care – Products — 1.5%
C.R. Bard, Inc.	2,579	640,985
Danaher Corp.	8,876	759,164
Medtronic PLC	4,411	355,350
Varian Medical Systems, Inc. (a)	6,957	633,991

		2,389,490

Health Care – Services — 3.1%
Aetna, Inc.	15,242	1,944,117
Anthem, Inc.	9,239	1,527,946
HCA Holdings, Inc. (a)	10,563	940,001
ICON PLC (a)	9,718	774,719

		5,186,783

Pharmaceuticals — 5.1%
Allergan PLC	7,570	1,808,625
Bristol-Myers Squibb Co.	39,058	2,123,974
Cardinal Health, Inc.	17,284	1,409,510
Johnson & Johnson	13,791	1,717,669
Merck & Co., Inc.	20,943	1,330,718

		8,390,496

		33,352,988

Energy — 4.8%
Oil & Gas — 2.8%
BP PLC Sponsored ADR (United Kingdom)	42,830	1,478,492
Chevron Corp.	13,640	1,464,527
Pioneer Natural Resources Co.	8,867	1,651,301

		4,594,320

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	26,255	1,570,574
Schlumberger Ltd.	21,791	1,701,877

		3,272,451

		7,866,771

Financial — 11.1%
Banks — 2.9%
Bank of America Corp.	79,699	1,880,099
Citigroup, Inc.	24,364	1,457,455

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	16,930	$1,487,131

		4,824,685

Diversified Financial Services — 6.6%
Alliance Data Systems Corp.	5,677	1,413,573
American Express Co.	19,755	1,562,818
Intercontinental Exchange, Inc.	29,093	1,741,798
Mastercard, Inc. Class A	23,806	2,677,461
Visa, Inc. Class A	39,191	3,482,904

		10,878,554

Insurance — 1.6%
American International Group, Inc.	26,260	1,639,412
MetLife, Inc.	19,237	1,016,098

		2,655,510

		18,358,749

Industrial — 7.0%
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	14,179	848,755

Electronics — 1.5%
Fortive Corp.	13,262	798,638
Honeywell International, Inc.	13,237	1,652,904

		2,451,542

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	14,185	1,315,800

Machinery – Diversified — 1.8%
Cummins, Inc.	10,274	1,553,429
Rockwell Automation, Inc.	8,717	1,357,324

		2,910,753

Miscellaneous – Manufacturing — 1.7%
Dover Corp.	14,014	1,126,025
Parker-Hannifin Corp.	10,673	1,711,095

		2,837,120

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	14,741	1,139,332

		11,503,302

Technology — 27.4%
Computers — 9.6%
Amdocs Ltd.	11,807	720,109
Apple, Inc.	83,016	11,926,078
Check Point Software Technologies Ltd. (a)	24,229	2,487,349
NetApp, Inc.	14,602	611,094

		15,744,630

Semiconductors — 6.3%
Analog Devices, Inc.	10,758	881,618
Applied Materials, Inc.	38,626	1,502,551
Cirrus Logic, Inc. (a)	9,788	594,034
Maxim Integrated Products, Inc.	46,521	2,091,584
QUALCOMM, Inc.	30,106	1,726,278
Texas Instruments, Inc.	30,819	2,482,779

	Number of Shares	Value
Xilinx, Inc.	19,117	$1,106,683

		10,385,527

Software — 11.5%
Electronic Arts, Inc. (a)	16,493	1,476,453
Fiserv, Inc. (a)	7,739	892,384
Intuit, Inc.	6,018	698,028
Jack Henry & Associates, Inc.	9,311	866,854
Microsoft Corp.	139,657	9,197,810
Oracle Corp.	92,783	4,139,050
Paychex, Inc.	17,356	1,022,269
SS&C Technologies Holdings, Inc	20,633	730,408

		19,023,256

		45,153,413

TOTAL COMMON STOCK (Cost $135,032,997)		164,873,370

TOTAL EQUITIES (Cost $135,032,997)		164,873,370

TOTAL LONG-TERM INVESTMENTS (Cost $135,032,997)		164,873,370

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$376,264	376,264

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	26,007	26,007

TOTAL SHORT-TERM INVESTMENTS (Cost $402,271)		402,271

TOTAL INVESTMENTS — 100.2% (Cost $135,435,268) (c)		165,275,641

Other Assets/(Liabilities) — (0.2)%		(355,735)

NET ASSETS — 100.0%		$164,919,906

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $376,266. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $385,033.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 2.3%
Chemicals — 1.4%
The Dow Chemical Co.	48,730	$3,096,303

Forest Products & Paper — 0.9%
International Paper Co.	36,620	1,859,564

		4,955,867

Communications — 9.8%
Internet — 0.5%
eBay, Inc. (a)	35,970	1,207,513

Media — 4.2%
CBS Corp. Class B	33,000	2,288,880
Comcast Corp. Class A	62,280	2,341,105
Thomson Reuters Corp.	47,310	2,045,211
Viacom, Inc. Class B	49,880	2,325,406

		9,000,602

Telecommunications — 5.1%
Cisco Systems, Inc.	193,050	6,525,090
Nokia OYJ Sponsored ADR (Finland)	309,580	1,677,924
Verizon Communications, Inc.	55,760	2,718,300

		10,921,314

		21,129,429

Consumer, Cyclical — 6.1%
Home Builders — 1.2%
PulteGroup, Inc.	109,500	2,578,725

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	44,090	2,236,686

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	42,220	2,468,181

Retail — 2.7%
The Home Depot, Inc.	13,390	1,966,054
Liberty Interactive Corp. QVC Group Class A (a)	76,800	1,537,536
Lowe’s Cos., Inc.	14,520	1,193,689
Signet Jewelers Ltd.	15,470	1,071,607

		5,768,886

		13,052,478

Consumer, Non-cyclical — 18.0%
Agriculture — 3.1%
British American Tobacco PLC	44,383	2,942,145
Philip Morris International, Inc.	32,680	3,689,572

		6,631,717

Biotechnology — 1.0%
Amgen, Inc.	13,330	2,187,053

	Number of Shares	Value
Commercial Services — 0.8%
Nielsen Holdings PLC	41,230	$1,703,211

Cosmetics & Personal Care — 0.5%
Unilever NV NY Shares	21,000	1,043,280

Foods — 1.8%
The Kraft Heinz Co.	19,716	1,790,410
Mondelez International, Inc. Class A	49,590	2,136,337

		3,926,747

Health Care – Products — 1.5%
Medtronic PLC	41,139	3,314,158

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	18,390	3,016,144

Pharmaceuticals — 7.9%
Allergan PLC	10,720	2,561,223
AstraZeneca PLC Sponsored ADR (United Kingdom)	70,390	2,191,945
Bristol-Myers Squibb Co.	52,590	2,859,844
Merck & Co., Inc.	89,550	5,690,007
Pfizer, Inc.	31,439	1,075,528
Roche Holding AG	9,882	2,520,951

		16,899,498

		38,721,808

Energy — 10.9%
Oil & Gas — 9.5%
Anadarko Petroleum Corp.	18,760	1,163,120
Canadian Natural Resources Ltd.	48,600	1,593,594
Chevron Corp.	44,850	4,815,544
EOG Resources, Inc.	32,600	3,180,130
Exxon Mobil Corp.	35,910	2,944,979
Marathon Oil Corp.	147,304	2,327,403
Occidental Petroleum Corp.	19,370	1,227,283
Pioneer Natural Resources Co.	12,690	2,363,259
Southwestern Energy Co. (a)	90,050	735,709

		20,351,021

Oil & Gas Services — 1.4%
Halliburton Co.	60,620	2,983,110

		23,334,131

Financial — 28.5%
Banks — 17.4%
Bank of America Corp.	106,060	2,501,955
Citigroup, Inc.	92,380	5,526,172
The Goldman Sachs Group, Inc.	11,740	2,696,913
JP Morgan Chase & Co.	116,500	10,233,360
M&T Bank Corp.	18,650	2,885,714
The PNC Financial Services Group, Inc.	46,470	5,587,553
Wells Fargo & Co.	143,610	7,993,333

		37,425,000

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.6%
BlackRock, Inc.	7,680	$2,945,357
Intercontinental Exchange, Inc.	36,010	2,155,919
Invesco Ltd.	81,090	2,483,786

		7,585,062

Insurance — 6.5%
American International Group, Inc.	34,540	2,156,332
Chubb Ltd.	26,715	3,639,919
Marsh & McLennan Cos., Inc.	36,750	2,715,458
MetLife, Inc.	48,410	2,557,016
Principal Financial Group, Inc.	29,970	1,891,407
Unum Group	22,070	1,034,862

		13,994,994

Real Estate Investment Trusts (REITS) — 1.0%
Park Hotels & Resorts, Inc.	86,230	2,213,524

		61,218,580

Industrial — 11.3%
Aerospace & Defense — 1.9%
Triumph Group, Inc.	40,170	1,034,377
United Technologies Corp.	27,560	3,092,508

		4,126,885

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	38,380	2,335,423

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	20,220	1,875,607

Miscellaneous – Manufacturing — 6.1%
3M Co.	13,560	2,594,435
Eaton Corp. PLC	48,340	3,584,411
General Electric Co.	126,750	3,777,150
Ingersoll-Rand PLC	39,080	3,177,985

		13,133,981

Transportation — 1.3%
Union Pacific Corp.	25,490	2,699,901

		24,171,797

Technology — 8.6%
Computers — 2.0%
Apple, Inc.	12,230	1,756,962
Cognizant Technology Solutions Corp. Class A (a)	41,580	2,474,842

		4,231,804

Semiconductors — 5.5%
Analog Devices, Inc.	16,930	1,387,414
Intel Corp.	121,260	4,373,848
Maxim Integrated Products, Inc.	68,920	3,098,643
QUALCOMM, Inc.	52,430	3,006,336

		11,866,241

	Number of Shares	Value
Software — 1.1%
Microsoft Corp.	36,400	$2,397,304

		18,495,349

Utilities — 3.5%
Electric — 3.5%
Dominion Resources, Inc.	18,180	1,410,223
Edison International	26,730	2,127,975
Eversource Energy	45,850	2,695,063
NextEra Energy, Inc.	10,720	1,376,126

		7,609,387

TOTAL COMMON STOCK (Cost $163,206,721)		212,688,826

TOTAL EQUITIES (Cost $163,206,721)		212,688,826

TOTAL LONG-TERM INVESTMENTS (Cost $163,206,721)		212,688,826

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$2,850,757	2,850,757

TOTAL SHORT-TERM INVESTMENTS (Cost $2,850,757)		2,850,757

TOTAL INVESTMENTS — 100.3% (Cost $166,057,478) (c)		215,539,583

Other Assets/(Liabilities) — (0.3)%		(730,418)

NET ASSETS — 100.0%		$214,809,165

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,850,769. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $2,911,841.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Austria — 0.4%
Erste Group Bank AG	33,164	$1,080,060

Brazil — 0.6%
Ambev SA	243,831	1,420,647

Canada — 1.8%
Canadian National Railway Co.	59,314	4,385,084

Cayman Islands — 0.2%
Sands China Ltd.	114,000	527,638

Czech Republic — 0.1%
Komercni banka as	8,605	319,401

Denmark — 1.1%
Brenntag AG	14,951	838,550
Carlsberg A/S Class B	21,662	1,998,746

		2,837,296

France — 7.9%
Air Liquide SA	11,606	1,326,133
Danone SA	59,784	4,068,312
Hermes International	1,066	505,050
Legrand SA	32,788	1,978,332
LVMH Moet Hennessy Louis Vuitton SE (a)	20,850	4,584,481
Pernod Ricard SA	37,869	4,482,073
Schneider Electric SE	40,094	2,938,637

		19,883,018

Germany — 6.1%
Bayer AG	56,909	6,559,875
Deutsche Boerse AG (b)	15,700	1,438,899
Linde AG	18,281	3,042,934
Merck KGaA	19,377	2,206,897
MTU Aero Engines AG	15,927	2,072,043

		15,320,648

Ireland — 4.6%
Accenture PLC Class A	45,507	5,455,379
Medtronic PLC	74,041	5,964,743

		11,420,122

Israel — 1.0%
Check Point Software Technologies Ltd. (b)	25,548	2,622,758

Japan — 1.2%
Hoya Corp.	33,000	1,591,945
Kubota Corp.	96,500	1,452,524

		3,044,469

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	148,264	853,207

	Number of Shares	Value
Netherlands — 3.0%
Akzo Nobel NV	37,157	$3,079,504
Heineken NV	27,238	2,317,960
Schlumberger Ltd.	27,373	2,137,831

		7,535,295

Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	1,202	2,213,773

Spain — 0.7%
Aena SA (c)	10,572	1,672,648

Sweden — 2.1%
Svenska Cellulosa AB Class B (a)	159,628	5,152,296

Switzerland — 8.8%
Adecco Group AG	26,270	1,866,164
Cie Financiere Richemont SA	32,854	2,593,259
Julius Baer Group Ltd.	27,027	1,349,276
Nestle SA	82,703	6,344,399
Roche Holding AG	17,437	4,448,272
Sonova Holding AG Registered	9,704	1,346,477
Swiss Re AG	7,665	688,370
UBS Group AG Registered	217,895	3,487,431

		22,123,648

Thailand — 0.2%
Kasikornbank PCL	101,200	556,937

United Kingdom — 9.8%
Burberry Group PLC	73,901	1,599,566
Compass Group PLC	146,289	2,756,306
Delphi Automotive PLC	19,226	1,547,501
Diageo PLC	175,727	5,033,705
Reckitt Benckiser Group PLC	58,224	5,306,498
Sky PLC	130,129	1,590,538
Standard Chartered PLC (b)	28,950	277,059
Whitbread PLC	30,564	1,515,685
WPP PLC	220,103	4,831,861

		24,458,719

United States — 48.3%
3M Co.	22,374	4,280,817
Abbott Laboratories	56,683	2,517,292
American Express Co.	43,944	3,476,410
Amphenol Corp. Class A	22,617	1,609,652
AutoZone, Inc. (b)	2,309	1,669,523
The Bank of New York Mellon Corp.	87,310	4,123,651
Charter Communications, Inc. Class A (b)	5,279	1,727,922
Cisco Systems, Inc.	55,804	1,886,175
Cognizant Technology Solutions Corp. Class A (b)	29,061	1,729,711
Colgate-Palmolive Co.	45,162	3,305,407
The Cooper Cos., Inc.	13,824	2,763,279

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coty, Inc. Class A	195,859	$3,550,924
DENTSPLY SIRONA, Inc.	18,597	1,161,197
eBay, Inc. (b)	64,736	2,173,188
Franklin Resources, Inc.	56,001	2,359,882
The Goldman Sachs Group, Inc.	11,915	2,737,114
Harley-Davidson, Inc.	22,573	1,365,667
Honeywell International, Inc.	48,928	6,109,639
International Flavors & Fragrances, Inc.	2,963	392,686
Johnson & Johnson	8,605	1,071,753
Kansas City Southern	17,317	1,485,106
Kellogg Co.	41,438	3,008,813
Marriott International, Inc. Class A	10,208	961,389
Microchip Technology, Inc.	21,136	1,559,414
Monsanto Co.	24,908	2,819,586
National Oilwell Varco, Inc.	21,542	863,619
NOW, Inc. (b)	12,593	213,577
Omnicom Group, Inc.	20,716	1,785,926
Oracle Corp.	89,590	3,996,610
PayPal Holdings, Inc. (b)	29,814	1,282,598
Praxair, Inc.	14,074	1,669,176
Sally Beauty Holdings, Inc. (b)	55,246	1,129,228
State Street Corp.	59,477	4,734,964
Stryker Corp.	39,200	5,160,680
Thermo Fisher Scientific, Inc.	45,635	7,009,536
Time Warner, Inc.	56,764	5,546,411
United Parcel Service, Inc. Class B	35,646	3,824,816
United Technologies Corp.	24,040	2,697,528
Urban Outfitters, Inc. (b)	38,460	913,810
Visa, Inc. Class A	61,305	5,448,175
W.W. Grainger, Inc.	5,236	1,218,731
The Walt Disney Co.	51,023	5,785,498
Waters Corp. (b)	14,163	2,213,819
Wynn Resorts Ltd.	4,606	527,894
Zimmer Biomet Holdings, Inc.	43,274	5,284,188

		121,152,981

TOTAL COMMON STOCK (Cost $205,022,240)		248,580,645

TOTAL EQUITIES (Cost $205,022,240)		248,580,645

MUTUAL FUNDS — 1.9%
United States — 1.9%
State Street Navigator Securities Lending Prime Portfolio (d)	4,829,717	4,829,717

TOTAL MUTUAL FUNDS (Cost $4,829,717)		4,829,717

TOTAL LONG-TERM INVESTMENTS (Cost $209,851,957)		253,410,362

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$2,233,647	$2,233,647

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	18,864	18,864

TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,511)		2,252,511

TOTAL INVESTMENTS — 101.9% (Cost $212,104,468) (f)		255,662,873

Other Assets/(Liabilities) — (1.9)%		(4,845,401)

NET ASSETS — 100.0%		$250,817,472

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $4,599,366 or 1.83% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $1,672,648 or 0.67% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,233,656. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,278,495.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.9%
MML Blue Chip Growth Fund, Initial Class (a)	5,297,999	$81,695,141
MML Equity Income Fund, Initial Class (a)	5,820,333	70,891,655
MML Equity Index Fund, Class III (a)	2,780,214	78,151,829
MML Focused Equity Fund, Class II (a)	3,069,929	43,378,091
MML Foreign Fund, Initial Class (a)	7,131,964	72,104,154
MML Fundamental Growth Fund, Class II (a)	4,483,218	55,771,228
MML Fundamental Value Fund, Class II (a)	4,873,869	74,521,455
MML Global Fund, Class I (a)	6,507,316	81,081,162
MML Income & Growth Fund, Initial Class (a)	5,766,117	70,577,270
MML International Equity Fund, Class II (a)	6,342,457	65,010,188
MML Large Cap Growth Fund, Initial Class (a)	2,436,543	28,190,797
MML Mid Cap Growth Fund, Initial Class (a)	4,777,097	74,188,309
MML Mid Cap Value Fund, Initial Class (a)	5,938,341	72,388,382
MML Small Cap Growth Equity Fund, Initial Class (a)	1,318,874	17,748,992
MML Small Company Value Fund, Class II (a)	1,913,587	32,971,109
MML Small/Mid Cap Value Fund, Initial Class (a)	1,908,198	25,703,427
MML Strategic Emerging Markets Fund, Class II (a)	4,611,316	44,176,407
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	302,592	23,862,406
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,445,628	55,873,529
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	13,735,607	136,257,222
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	15,696,442	35,003,065

		1,239,545,818

Fixed Income Funds — 25.2%
MML Dynamic Bond Fund, Class II (a)	8,277,369	83,022,008

	Number of Shares	Value
MML High Yield Fund, Class II (a)	1,277,955	$13,137,378
MML Inflation-Protected and Income Fund, Initial Class (a)	6,390,941	65,890,604
MML Managed Bond Fund, Initial Class (a)	10,491,026	129,954,568
MML Short-Duration Bond Fund, Class II (a)	4,825,273	47,384,179
MML Total Return Bond Fund, Class II (a)	7,531,689	77,952,979

		417,341,716

TOTAL MUTUAL FUNDS (Cost $1,601,346,507)		1,656,887,534

TOTAL LONG-TERM INVESTMENTS (Cost $1,601,346,507)		1,656,887,534

TOTAL INVESTMENTS — 100.1% (Cost $1,601,346,507) (b)		1,656,887,534

Other Assets/(Liabilities) — (0.1)%		(987,477)

NET ASSETS — 100.0%		$1,655,900,057

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 3.8%
Chemicals — 3.8%
Monsanto Co.	20,328	$2,301,129
PPG Industries, Inc.	11,345	1,192,133
The Sherwin-Williams Co.	5,004	1,552,191

		5,045,453

Communications — 11.6%
Advertising — 0.7%
The Interpublic Group of Cos., Inc.	34,570	849,385

Internet — 5.5%
Alphabet, Inc. Class A (a)	4,140	3,509,892
Alphabet, Inc. Class C (a)	3,323	2,756,628
Facebook, Inc. Class A (a)	6,736	956,849

		7,223,369

Media — 5.4%
Comcast Corp. Class A	78,326	2,944,274
Time Warner, Inc.	18,315	1,789,558
Twenty-First Century Fox, Inc. Class A	44,528	1,442,262
The Walt Disney Co.	8,535	967,784

		7,143,878

		15,216,632

Consumer, Cyclical — 8.2%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	8,828	1,941,094
NIKE, Inc. Class B	18,617	1,037,525

		2,978,619

Food Services — 0.6%
Aramark	23,045	849,669

Housewares — 1.8%
Newell Brands, Inc.	51,568	2,432,463

Retail — 3.5%
AutoZone, Inc. (a)	860	621,823
Costco Wholesale Corp.	6,961	1,167,290
Ross Stores, Inc.	19,670	1,295,663
Starbucks Corp.	25,165	1,469,384

		4,554,160

		10,814,911

Consumer, Non-cyclical — 25.5%
Beverages — 2.1%
Diageo PLC	38,975	1,116,440
Pernod Ricard SA	14,069	1,665,169

		2,781,609

	Number of Shares	Value
Commercial Services — 0.4%
Gartner, Inc. (a)	4,472	$482,931

Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	23,306	1,705,766
Coty, Inc. Class A	48,474	878,834
The Estee Lauder Cos., Inc. Class A	9,223	782,018

		3,366,618

Foods — 3.0%
Danone SA	23,829	1,621,567
Mondelez International, Inc. Class A	53,660	2,311,673

		3,933,240

Health Care – Products — 9.0%
Abbott Laboratories	31,382	1,393,675
Danaher Corp.	34,761	2,973,108
Medtronic PLC	28,693	2,311,508
Stryker Corp.	13,590	1,789,123
Thermo Fisher Scientific, Inc.	21,863	3,358,157

		11,825,571

Household Products & Wares — 0.6%
Kimberly-Clark Corp.	5,671	746,474

Pharmaceuticals — 7.9%
Allergan PLC	8,975	2,144,307
Eli Lilly & Co.	24,065	2,024,107
Johnson & Johnson	19,338	2,408,548
McKesson Corp.	8,287	1,228,631
Mead Johnson Nutrition Co.	12,928	1,151,626
Zoetis, Inc.	26,423	1,410,196

		10,367,415

		33,503,858

Energy — 4.5%
Oil & Gas — 1.6%
EOG Resources, Inc.	20,713	2,020,553

Oil & Gas Services — 2.0%
Schlumberger Ltd.	34,112	2,664,147

Pipelines — 0.9%
Enterprise Products Partners LP (b)	43,906	1,212,245

		5,896,945

Financial — 25.5%
Banks — 13.4%
Bank of America Corp.	203,319	4,796,295
The Goldman Sachs Group, Inc.	13,292	3,053,438
JP Morgan Chase & Co.	62,242	5,467,337
Morgan Stanley	38,237	1,638,073
US Bancorp	30,601	1,575,952
Wells Fargo & Co.	18,302	1,018,690

		17,549,785

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 7.4%
BlackRock, Inc.	3,564	$1,366,830
Mastercard, Inc. Class A	23,318	2,622,575
Nasdaq, Inc.	22,745	1,579,640
Visa, Inc. Class A	47,079	4,183,911

		9,752,956

Insurance — 1.2%
Chubb Ltd.	11,676	1,590,855

Private Equity — 0.8%
The Blackstone Group LP (b)	35,947	1,067,626

Real Estate Investment Trusts (REITS) — 2.7%
American Tower Corp.	29,174	3,545,808

		33,507,030

Industrial — 7.4%
Aerospace & Defense — 0.7%
United Technologies Corp.	8,190	919,000

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	17,697	957,054

Electronics — 1.8%
Honeywell International, Inc.	18,912	2,361,541

Engineering & Construction — 0.6%
Fluor Corp.	15,787	830,712

Packaging & Containers — 1.6%
Crown Holdings, Inc. (a)	39,035	2,066,903

Transportation — 2.0%
Canadian National Railway Co.	35,044	2,590,803

		9,726,013

Technology — 12.3%
Computers — 6.1%
Accenture PLC Class A	22,107	2,650,187
Apple, Inc.	9,947	1,428,986
Cognizant Technology Solutions Corp. Class A (a)	44,174	2,629,237
Hewlett Packard Enterprise Co.	55,817	1,322,863

		8,031,273

Semiconductors — 3.6%
Broadcom Ltd.	15,008	3,286,151
Texas Instruments, Inc.	18,112	1,459,103

		4,745,254

Software — 2.6%
Adobe Systems, Inc. (a)	7,754	1,009,028
Fidelity National Information Services, Inc.	30,313	2,413,521

		3,422,549

		16,199,076

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.6%
American Electric Power Co., Inc.	10,739	$720,909

TOTAL COMMON STOCK (Cost $88,862,441)		130,630,827

TOTAL EQUITIES (Cost $88,862,441)		130,630,827

TOTAL LONG-TERM INVESTMENTS (Cost $88,862,441)		130,630,827

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	$938,123	938,123

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	9,219	9,219

TOTAL SHORT-TERM INVESTMENTS (Cost $947,342)		947,342

TOTAL INVESTMENTS — 100.1% (Cost $89,809,783) (d)		131,578,169

Other Assets/(Liabilities) — (0.1)%		(191,060)

NET ASSETS — 100.0%		$131,387,109

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $938,127. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $960,690.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%

COMMON STOCK — 95.6%
Basic Materials — 3.5%
Chemicals — 3.0%
The Dow Chemical Co.	108,980	$6,924,589
E.I. du Pont de Nemours & Co.	10,420	837,039
Praxair, Inc.	6,290	745,994

		8,507,622

Forest Products & Paper — 0.5%
International Paper Co.	26,650	1,353,287

		9,860,909

Communications — 5.3%
Advertising — 0.6%
Publicis Groupe SA	22,580	1,578,019

Media — 1.9%
Comcast Corp. Class A	137,920	5,184,413

Telecommunications — 2.8%
BCE, Inc.	15,550	688,399
Motorola Solutions, Inc.	25,500	2,198,610
SK Telecom Co. Ltd. Sponsored ADR (South Korea)	61,000	1,535,980
Verizon Communications, Inc.	71,910	3,505,612

		7,928,601

		14,691,033

Consumer, Cyclical — 3.0%
Lodging — 0.5%
Hilton Grand Vacations, Inc. (a)	1,469	42,102
Hilton Worldwide Holdings, Inc.	20,646	1,206,965

		1,249,067

Retail — 2.5%
Dollar General Corp.	36,570	2,550,026
The Gap, Inc.	70,480	1,711,959
The Home Depot, Inc.	18,640	2,736,911

		6,998,896

		8,247,963

Consumer, Non-cyclical — 22.3%
Agriculture — 0.8%
Altria Group, Inc.	15,800	1,128,436
Philip Morris International, Inc.	10,470	1,182,063

		2,310,499

Beverages — 2.1%
The Coca-Cola Co.	68,100	2,890,164
Diageo PLC	101,690	2,912,913

		5,803,077

Commercial Services — 1.2%
Experian PLC	92,900	1,896,336

	Number of Shares	Value
Nielsen Holdings PLC	35,710	$1,475,180

		3,371,516

Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	31,390	2,820,392
Unilever NV NY Shares	64,340	3,196,411

		6,016,803

Foods — 1.5%
The Kroger Co.	105,910	3,123,286
Mondelez International, Inc. Class A	27,310	1,176,515

		4,299,801

Health Care – Products — 0.7%
Becton, Dickinson & Co.	10,010	1,836,234

Health Care – Services — 5.6%
Aetna, Inc.	38,422	4,900,726
Anthem, Inc.	35,620	5,890,836
Quest Diagnostics, Inc.	23,360	2,293,718
UnitedHealth Group, Inc.	15,353	2,518,046

		15,603,326

Pharmaceuticals — 8.2%
AstraZeneca PLC	72,351	4,446,611
Johnson & Johnson	12,360	1,539,438
McKesson Corp.	8,800	1,304,688
Merck & Co., Inc.	91,200	5,794,848
Pfizer, Inc.	284,850	9,744,718

		22,830,303

		62,071,559

Energy — 10.8%
Oil & Gas — 10.0%
Anadarko Petroleum Corp.	12,250	759,500
Chevron Corp.	36,188	3,885,506
Exxon Mobil Corp.	37,200	3,050,772
Hess Corp.	62,592	3,017,560
Marathon Oil Corp.	84,870	1,340,946
Marathon Petroleum Corp.	41,940	2,119,648
Occidental Petroleum Corp.	68,054	4,311,901
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	13,300	701,309
Suncor Energy, Inc.	136,100	4,185,075
Total SA Sponsored ADR (France)	90,573	4,566,691

		27,938,908

Oil & Gas Services — 0.4%
Schlumberger Ltd.	14,020	1,094,962

Pipelines — 0.4%
Enbridge, Inc.	28,479	1,191,561

		30,225,431

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 27.1%
Banks — 19.8%
Bank of America Corp.	471,830	$11,130,470
Citigroup, Inc.	141,390	8,457,950
The Goldman Sachs Group, Inc.	13,110	3,011,629
JP Morgan Chase & Co.	132,200	11,612,448
KeyCorp	80,770	1,436,091
Morgan Stanley	113,960	4,882,046
SunTrust Banks, Inc.	55,442	3,065,942
US Bancorp	77,270	3,979,405
Wells Fargo & Co.	138,080	7,685,533

		55,261,514

Diversified Financial Services — 0.8%
CME Group, Inc.	5,750	683,100
Invesco Ltd.	48,484	1,485,065

		2,168,165

Insurance — 6.1%
The Allstate Corp.	17,550	1,430,150
American International Group, Inc.	81,940	5,115,514
Marsh & McLennan Cos., Inc.	19,010	1,404,649
MetLife, Inc.	61,810	3,264,804
Prudential Financial, Inc.	37,690	4,020,769
The Travelers Cos., Inc.	15,340	1,849,084

		17,084,970

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	33,030	1,122,359

		75,637,008

Industrial — 9.9%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	12,290	3,288,804
Northrop Grumman Corp.	16,320	3,881,549

		7,170,353

Electronics — 2.5%
Honeywell International, Inc.	28,450	3,552,551
Koninklijke Philips NV	102,640	3,299,336

		6,851,887

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	4,650	724,052

Miscellaneous – Manufacturing — 3.2%
3M Co.	10,010	1,915,213
General Electric Co.	224,840	6,700,232
Pentair PLC	7,240	454,527

		9,069,972

Transportation — 1.3%
Union Pacific Corp.	14,419	1,527,260
United Parcel Service, Inc. Class B	20,600	2,210,380

		3,737,640

		27,553,904

	Number of Shares	Value
Technology — 8.8%
Computers — 0.4%
Lenovo Group Ltd.	1,768,000	$1,164,549

Semiconductors — 3.7%
QUALCOMM, Inc.	28,390	1,627,883
Samsung Electronics Co., Ltd. GDR (a) (b)	5,230	4,800,017
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	114,700	3,766,748

		10,194,648

Software — 4.7%
Constellation Software, Inc.	389	191,158
Microsoft Corp.	94,060	6,194,792
Oracle Corp.	153,220	6,835,144

		13,221,094

		24,580,291

Utilities — 4.9%
Electric — 4.8%
Dominion Resources, Inc.	35,220	2,732,016
Exelon Corp.	50,100	1,802,598
FirstEnergy Corp.	43,460	1,382,897
NextEra Energy, Inc.	27,450	3,523,757
PG&E Corp.	25,620	1,700,143
Public Service Enterprise Group, Inc.	49,220	2,182,907

		13,324,318

Water — 0.1%
American Water Works Co., Inc.	4,760	370,185

		13,694,503

TOTAL COMMON STOCK (Cost $214,964,061)		266,562,601

TOTAL EQUITIES (Cost $214,964,061)		266,562,601

TOTAL LONG-TERM INVESTMENTS (Cost $214,964,061)		266,562,601

	Principal Amount
SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	$11,898,539	11,898,539

TOTAL SHORT-TERM INVESTMENTS (Cost $11,898,539)		11,898,539

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL INVESTMENTS — 99.9% (Cost $226,862,600) (d)		$278,461,140

Other Assets/(Liabilities) — 0.1%		367,177

NET ASSETS — 100.0%		$278,828,317

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $4,800,017 or 1.72% of net assets.
(c)	Maturity value of $11,898,589. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% - 2.125%, maturity dates ranging from 8/31/21 - 9/30/21, and an aggregate market value, including accrued interest, of $12,136,681.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Australia — 3.3%
AMP Ltd.	814,400	$3,214,903
Orica Ltd.	173,324	2,329,115

		5,544,018

Cayman Islands — 2.9%
Baidu, Inc. Sponsored ADR (a)	17,925	3,092,421
Melco Crown Entertainment Ltd. ADR	89,200	1,653,768

		4,746,189

Denmark — 3.2%
Daimler AG	71,500	5,280,413

France — 15.7%
BNP Paribas SA	88,750	5,911,505
Bureau Veritas SA	137,000	2,890,197
Danone SA	46,475	3,162,632
Kering	6,885	1,782,440
LVMH Moet Hennessy Louis Vuitton SE	9,465	2,081,157
Pernod Ricard SA	17,490	2,070,069
Publicis Groupe SA	30,900	2,159,468
Safran SA	41,170	3,075,863
Sanofi	4,900	443,335
Valeo SA	36,110	2,408,210

		25,984,876

Germany — 7.2%
Allianz SE	30,780	5,701,629
Bayerische Motoren Werke AG	31,115	2,838,331
Continental AG	15,300	3,354,179

		11,894,139

India — 1.1%
Infosys Ltd. Sponsored ADR (b)	117,200	1,851,760

Indonesia — 1.9%
Bank Mandiri Persero Tbk PT	3,596,300	3,157,634

Ireland — 1.9%
Willis Towers Watson PLC	24,409	3,194,894

Israel — 0.1%
Check Point Software Technologies Ltd. (a)	1,400	143,724

Italy — 4.5%
Intesa Sanpaolo SpA	2,128,900	5,782,373
PRADA SpA	377,200	1,585,137

		7,367,510

	Number of Shares	Value
Japan — 7.5%
Daiwa Securities Group, Inc.	332,500	$2,031,436
Honda Motor Co. Ltd.	122,700	3,707,526
Komatsu Ltd.	27,500	719,414
Olympus Corp.	37,700	1,453,201
Omron Corp.	21,600	950,380
Toyota Motor Corp.	64,100	3,488,305

		12,350,262

Mexico — 2.1%
Grupo Televisa SAB Sponsored ADR	136,100	3,530,434

Netherlands — 7.9%
Akzo Nobel NV	9,761	808,974
ASML Holding NV	6,970	924,500
CNH Industrial NV	534,300	5,152,756
EXOR NV	71,400	3,692,753
Koninklijke Philips NV	75,215	2,417,766

		12,996,749

Republic of Korea — 0.8%
Samsung Electronics Co. Ltd.	735	1,353,680

Sweden — 6.1%
Atlas Copco AB Class B	24,600	781,905
Hennes & Mauritz AB Class B	178,400	4,552,653
SKF AB Class B (b)	129,000	2,553,864
Volvo AB Class B (b)	146,500	2,156,896

		10,045,318

Switzerland — 11.1%
Cie Financiere Richemont SA	38,350	3,027,074
Credit Suisse Group AG	372,223	5,528,925
Kuehne & Nagel International AG	19,490	2,755,296
LafargeHolcim Ltd.	53,070	3,142,136
Nestle SA	17,870	1,370,862
The Swatch Group AG	7,240	2,587,753

		18,412,046

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	458,106

United Kingdom — 18.2%
Ashtead Group PLC	105,500	2,183,859
Diageo PLC	108,700	3,113,715
Experian PLC	87,600	1,788,149
G4S PLC	544,900	2,077,562
Glencore PLC (a)	1,647,200	6,475,288
Lloyds Banking Group PLC	6,952,000	5,784,141
Meggitt PLC	242,738	1,355,436
Royal Bank of Scotland Group PLC (a)	794,400	2,409,942
Schroders PLC	72,100	2,737,217
Smiths Group PLC	62,800	1,275,153

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wolseley PLC	9,100	$572,379
WPP PLC	11,900	261,237

		30,034,078

TOTAL COMMON STOCK (Cost $142,952,040)		158,345,830

TOTAL EQUITIES (Cost $142,952,040)		158,345,830

MUTUAL FUNDS — 2.1%
United States — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)	3,489,010	3,489,010

TOTAL MUTUAL FUNDS (Cost $3,489,010)		3,489,010

TOTAL LONG-TERM INVESTMENTS (Cost $146,441,050)		161,834,840

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$6,542,610	6,542,610

TOTAL SHORT-TERM INVESTMENTS (Cost $6,542,610)		6,542,610

TOTAL INVESTMENTS — 101.8% (Cost $152,983,660) (e)		168,377,450

Other Assets/(Liabilities) — (1.8)%		(3,043,750)

NET ASSETS — 100.0%		$165,333,700

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $3,325,663 or 2.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,542,637. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $6,675,684.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Communications — 32.4%
Internet — 25.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	51,712	$5,576,105
Alphabet, Inc. Class A (a)	3,828	3,245,378
Alphabet, Inc. Class C (a)	3,842	3,187,170
Amazon.com, Inc. (a)	9,352	8,290,922
Facebook, Inc. Class A (a)	54,048	7,677,518

		27,977,093

Media — 1.8%
FactSet Research Systems, Inc.	11,727	1,933,900

Telecommunications — 5.2%
Cisco Systems, Inc.	169,016	5,712,741

		35,623,734

Consumer, Cyclical — 2.8%
Retail — 2.8%
Yum China Holdings, Inc. (a)	43,898	1,194,026
Yum! Brands, Inc.	28,765	1,838,083

		3,032,109

Consumer, Non-cyclical — 27.3%
Beverages — 6.7%
The Coca-Cola Co.	78,208	3,319,147
Monster Beverage Corp. (a)	87,552	4,042,276

		7,361,423

Biotechnology — 4.8%
Amgen, Inc.	13,698	2,247,431
Regeneron Pharmaceuticals, Inc. (a)	7,743	3,000,490

		5,247,921

Commercial Services — 0.9%
Automatic Data Processing, Inc.	9,845	1,008,030

Cosmetics & Personal Care — 3.2%
The Procter & Gamble Co.	39,306	3,531,644

Foods — 3.2%
Danone SA Sponsored ADR (France)	253,818	3,474,768

Health Care – Products — 2.5%
Varex Imaging Corp. (a)	9,125	306,600
Varian Medical Systems, Inc. (a)	26,680	2,431,348

		2,737,948

Pharmaceuticals — 6.0%
Merck & Co., Inc.	23,509	1,493,762
Novartis AG Sponsored ADR (Switzerland)	28,951	2,150,191

	Number of Shares	Value
Novo Nordisk A/S Sponsored ADR (Denmark)	87,096	$2,985,651

		6,629,604

		29,991,338

Energy — 2.2%
Oil & Gas Services — 2.2%
Schlumberger Ltd.	31,598	2,467,804

Financial — 9.4%
Diversified Financial Services — 9.4%
American Express Co.	20,510	1,622,546
SEI Investments Co.	60,953	3,074,469
Visa, Inc. Class A	63,673	5,658,620

		10,355,635

Industrial — 8.1%
Machinery – Diversified — 2.6%
Deere & Co.	25,921	2,821,760

Transportation — 5.5%
Expeditors International of Washington, Inc.	58,910	3,327,826
United Parcel Service, Inc. Class B	25,143	2,697,844

		6,025,670

		8,847,430

Technology — 16.6%
Semiconductors — 4.0%
Analog Devices, Inc.	6,641	544,230
QUALCOMM, Inc.	66,587	3,818,098

		4,362,328

Software — 12.6%
Autodesk, Inc. (a)	42,173	3,646,700
Cerner Corp. (a)	42,248	2,486,295
Microsoft Corp.	44,984	2,962,646
Oracle Corp.	108,220	4,827,694

		13,923,335

		18,285,663

TOTAL COMMON STOCK (Cost $92,599,971)		108,603,713

TOTAL EQUITIES (Cost $92,599,971)		108,603,713

TOTAL LONG-TERM INVESTMENTS (Cost $92,599,971)		108,603,713

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$867,142	$867,142

TOTAL SHORT-TERM INVESTMENTS (Cost $867,142)		867,142

TOTAL INVESTMENTS — 99.6% (Cost $93,467,113) (c)		109,470,855

Other Assets/(Liabilities) — 0.4%		458,142

NET ASSETS — 100.0%		$109,928,997

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $867,145. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $885,243.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc. (a)	1,934	$261,651
Albemarle Corp. (a)	1,036	109,443
CF Industries Holdings, Inc. (a)	2,266	66,507
The Dow Chemical Co. (a)	10,094	641,373
E.I. du Pont de Nemours & Co. (a)	7,848	630,430
Eastman Chemical Co. (a)	1,353	109,322
FMC Corp. (a)	1,167	81,212
International Flavors & Fragrances, Inc. (a)	729	96,614
LyondellBasell Industries NV Class A (a)	2,970	270,834
Monsanto Co. (a)	3,932	445,103
The Mosaic Co. (a)	3,135	91,479
PPG Industries, Inc. (a)	2,399	252,087
Praxair, Inc. (a)	2,564	304,090
The Sherwin-Williams Co. (a)	718	222,717

		3,582,862

Forest Products & Paper — 0.1%
International Paper Co. (a)	3,622	183,925

Iron & Steel — 0.1%
Nucor Corp. (a)	2,904	173,427

Mining — 0.2%
Freeport-McMoRan, Inc. (a) (b)	12,012	160,480
Newmont Mining Corp. (a)	4,703	155,011

		315,491

		4,255,705

Communications — 13.6%
Advertising — 0.2%
The Interpublic Group of Cos., Inc. (a)	3,643	89,508
Omnicom Group, Inc. (a)	2,146	185,007

		274,515

Internet — 7.1%
Alphabet, Inc. Class A (a) (b)	2,678	2,270,408
Alphabet, Inc. Class C (a) (b)	2,674	2,218,243
Amazon.com, Inc. (a) (b)	3,570	3,164,948
eBay, Inc. (a) (b)	9,274	311,328
Expedia, Inc. (a)	1,107	139,670
F5 Networks, Inc. (a) (b)	617	87,966
Facebook, Inc. Class A (a) (b)	21,230	3,015,722
Netflix, Inc. (a) (b)	3,851	569,216
The Priceline Group, Inc. (a) (b)	444	790,307
Symantec Corp. (a)	5,664	173,772
TripAdvisor, Inc. (a) (b)	1,100	47,476
VeriSign, Inc. (a) (b)	849	73,956

	Number of Shares	Value
Yahoo!, Inc. (a) (b)	7,839	$363,808

		13,226,820

Media — 3.0%
CBS Corp. Class B (a)	3,331	231,038
Charter Communications, Inc. Class A (a) (b)	1,941	635,328
Comcast Corp. Class A (a)	42,889	1,612,197
Discovery Communications, Inc. Class A (a) (b)	1,248	36,304
Discovery Communications, Inc. Class C (a) (b)	1,970	55,771
DISH Network Corp. Class A (a) (b)	1,984	125,964
News Corp. Class A (a)	3,310	43,030
News Corp. Class B (a)	798	10,773
Scripps Networks Interactive Class A (a)	856	67,085
TEGNA, Inc. (a)	1,890	48,422
Time Warner, Inc. (a)	6,970	681,039
Twenty-First Century Fox, Inc. Class A (a)	9,641	312,272
Twenty-First Century Fox, Inc. Class B (a)	4,242	134,811
Viacom, Inc. Class B (a)	3,051	142,238
The Walt Disney Co. (a)	13,183	1,494,820

		5,631,092

Telecommunications — 3.3%
AT&T, Inc. (a)	55,227	2,294,682
CenturyLink, Inc. (a)	5,076	119,641
Cisco Systems, Inc. (a)	45,320	1,531,816
Juniper Networks, Inc. (a)	3,405	94,761
Level 3 Communications, Inc. (a) (b)	2,561	146,541
Motorola Solutions, Inc. (a)	1,522	131,227
Verizon Communications, Inc. (a)	36,599	1,784,201

		6,102,869

		25,235,296

Consumer, Cyclical — 8.9%
Airlines — 0.6%
Alaska Air Group, Inc. (a)	1,103	101,719
American Airlines Group, Inc. (a)	4,706	199,064
Delta Air Lines, Inc. (a)	6,561	301,544
Southwest Airlines Co. (a)	5,491	295,196
United Continental Holdings, Inc. (a) (b)	2,618	184,935

		1,082,458

Apparel — 0.6%
Hanesbrands, Inc. (a)	3,430	71,207
Michael Kors Holdings Ltd. (a) (b)	1,589	60,557
NIKE, Inc. Class B (a)	12,026	670,209
Ralph Lauren Corp. (a)	558	45,544
Under Armour, Inc. Class A (a) (b)	1,616	31,964

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a) (b)	1,787	$32,702
VF Corp. (a)	2,835	155,840

		1,068,023

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	34,831	405,433
General Motors Co. (a)	12,429	439,489
PACCAR, Inc. (a)	3,168	212,890

		1,057,812

Auto Parts & Equipment — 0.2%
BorgWarner, Inc. (a)	1,724	72,046
Delphi Automotive PLC (a)	2,476	199,293
The Goodyear Tire & Rubber Co. (a)	2,400	86,400

		357,739

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	2,702	139,153
LKQ Corp. (a) (b)	2,888	84,532
W.W. Grainger, Inc. (a)	487	113,354

		337,039

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,021	100,630
Lennar Corp. Class A (a)	1,839	94,138
PulteGroup, Inc. (a)	2,802	65,987

		260,755

Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	1,226	61,692
Whirlpool Corp. (a)	680	116,505

		178,197

Housewares — 0.1%
Newell Brands, Inc. (a)	4,416	208,303

Leisure Time — 0.3%
Carnival Corp. (a)	3,856	227,157
Harley-Davidson, Inc. (a)	1,529	92,504
Royal Caribbean Cruises Ltd. (a)	1,483	145,497

		465,158

Lodging — 0.2%
Marriott International, Inc. Class A (a)	2,948	277,642
Wyndham Worldwide Corp. (a)	951	80,160
Wynn Resorts Ltd. (a)	708	81,144

		438,946

Retail — 5.7%
Advance Auto Parts, Inc. (a)	683	101,262
AutoNation, Inc. (a) (b)	470	19,876
AutoZone, Inc. (a) (b)	263	190,162
Bed Bath & Beyond, Inc. (a)	1,293	51,022
Best Buy Co., Inc. (a)	2,549	125,283
CarMax, Inc. (a) (b)	1,786	105,767
Chipotle Mexican Grill, Inc. (a) (b)	264	117,617
Coach, Inc. (a)	2,475	102,292

	Number of Shares	Value
Costco Wholesale Corp. (a)	3,947	$661,872
CVS Health Corp. (a)	9,246	725,811
Darden Restaurants, Inc. (a)	1,057	88,439
Dollar General Corp. (a)	2,284	159,263
Dollar Tree, Inc. (a) (b)	2,140	167,904
Foot Locker, Inc. (a)	1,218	91,119
The Gap, Inc. (a)	2,014	48,920
Genuine Parts Co. (a)	1,344	124,199
The Home Depot, Inc. (a)	10,912	1,602,209
Kohl’s Corp. (a)	1,685	67,080
L Brands, Inc. (a)	2,216	104,374
Lowe’s Cos., Inc. (a)	7,791	640,498
Macy’s, Inc. (a)	2,865	84,919
McDonald’s Corp. (a)	7,514	973,890
Nordstrom, Inc. (a)	995	46,337
O’Reilly Automotive, Inc. (a) (b)	858	231,523
PVH Corp. (a)	700	72,429
Ross Stores, Inc. (a)	3,474	228,832
Signet Jewelers Ltd. (a)	663	45,926
Staples, Inc. (a)	6,307	55,312
Starbucks Corp. (a)	13,112	765,610
Target Corp. (a)	4,909	270,928
Tiffany & Co. (a)	978	93,203
The TJX Cos., Inc. (a)	5,811	459,534
Tractor Supply Co. (a)	1,181	81,454
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	535	152,598
Wal-Mart Stores, Inc. (a)	13,505	973,440
Walgreens Boots Alliance, Inc. (a)	7,721	641,229
Yum! Brands, Inc. (a)	3,071	196,237

		10,668,370

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	583	133,793

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	961	95,927
Mattel, Inc. (a)	3,075	78,751

		174,678

		16,431,271

Consumer, Non-cyclical — 22.4%
Agriculture — 1.9%
Altria Group, Inc. (a)	17,681	1,262,777
Archer-Daniels-Midland Co. (a)	5,135	236,415
Philip Morris International, Inc. (a)	13,944	1,574,278
Reynolds American, Inc. (a)	7,437	468,680

		3,542,150

Beverages — 2.0%
Brown-Forman Corp. Class B (a)	1,590	73,426
The Coca-Cola Co. (a)	34,837	1,478,482
Constellation Brands, Inc. Class A (a)	1,603	259,798
Dr. Pepper Snapple Group, Inc. (a)	1,681	164,604
Molson Coors Brewing Co. Class B (a)	1,600	153,136

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (a) (b)	3,580	$165,289
PepsiCo, Inc. (a)	12,893	1,442,211

		3,736,946

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a) (b)	1,997	242,116
Amgen, Inc. (a)	6,722	1,102,879
Biogen, Inc. (a) (b)	1,953	533,989
Celgene Corp. (a) (b)	6,986	869,268
Gilead Sciences, Inc. (a)	11,896	807,976
Illumina, Inc. (a) (b)	1,306	222,856
Incyte Corp. (a) (b)	1,559	208,391
Regeneron Pharmaceuticals, Inc. (a) (b)	666	258,082
Vertex Pharmaceuticals, Inc. (a) (b)	2,266	247,787

		4,493,344

Commercial Services — 1.4%
Automatic Data Processing, Inc. (a)	4,030	412,632
Cintas Corp. (a)	788	99,713
Ecolab, Inc. (a)	2,332	292,293
Equifax, Inc. (a)	1,109	151,645
Global Payments, Inc. (a)	1,452	117,147
H&R Block, Inc. (a)	1,881	43,733
Moody’s Corp. (a)	1,541	172,654
Nielsen Holdings PLC (a)	2,973	122,815
PayPal Holdings, Inc. (a) (b)	10,057	432,652
Quanta Services, Inc. (a) (b)	1,344	49,876
Robert Half International, Inc. (a)	1,168	57,033
S&P Global, Inc. (a)	2,315	302,663
Total System Services, Inc. (a)	1,495	79,923
United Rentals, Inc. (a) (b)	735	91,912
Verisk Analytics, Inc. (a) (b)	1,422	115,381
The Western Union Co. (a)	4,272	86,935

		2,629,007

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co. (a)	7,910	578,933
Coty, Inc. Class A (a)	4,449	80,660
The Estee Lauder Cos., Inc. Class A (a)	2,032	172,293
The Procter & Gamble Co. (a)	23,044	2,070,504

		2,902,390

Foods — 1.6%
Campbell Soup Co. (a)	1,783	102,059
Conagra Brands, Inc. (a)	3,747	151,154
General Mills, Inc. (a)	5,221	308,091
The Hershey Co. (a)	1,223	133,613
Hormel Foods Corp. (a)	2,458	85,120
The J.M. Smucker Co. (a)	1,059	138,814
Kellogg Co. (a)	2,337	169,690
The Kraft Heinz Co. (a)	5,380	488,558
The Kroger Co. (a)	8,346	246,123
McCormick & Co., Inc. (a)	1,071	104,476

	Number of Shares	Value
Mondelez International, Inc. Class A (a)	13,863	$597,218
Sysco Corp. (a)	4,452	231,148
Tyson Foods, Inc. Class A (a)	2,660	164,149
Whole Foods Market, Inc. (a)	2,885	85,742

		3,005,955

Health Care – Products — 3.0%
Abbott Laboratories (a)	15,507	688,666
Baxter International, Inc. (a)	4,399	228,132
Becton, Dickinson & Co. (a)	1,940	355,874
Boston Scientific Corp. (a) (b)	12,454	309,731
C.R. Bard, Inc. (a)	678	168,510
The Cooper Cos., Inc. (a)	444	88,751
Danaher Corp. (a)	5,430	464,428
DENTSPLY SIRONA, Inc. (a)	2,028	126,628
Edwards Lifesciences Corp. (a) (b)	1,947	183,154
Henry Schein, Inc. (a) (b)	737	125,268
Hologic, Inc. (a) (b)	2,466	104,928
IDEXX Laboratories, Inc. (a) (b)	795	122,915
Intuitive Surgical, Inc. (a) (b)	342	262,133
Medtronic PLC (a)	12,351	994,997
Patterson Cos., Inc. (a)	852	38,536
Stryker Corp. (a)	2,774	365,197
Thermo Fisher Scientific, Inc. (a)	3,543	544,205
Varian Medical Systems, Inc. (a) (b)	857	78,098
Zimmer Biomet Holdings, Inc. (a)	1,771	216,257

		5,466,408

Health Care – Services — 2.0%
Aetna, Inc. (a)	3,134	399,742
Anthem, Inc. (a)	2,344	387,651
Centene Corp. (a) (b)	1,515	107,959
Cigna Corp. (a)	2,345	343,519
DaVita, Inc. (a) (b)	1,373	93,323
Envision Healthcare Corp. (a) (b)	1,006	61,688
HCA Holdings, Inc. (a) (b)	2,667	237,336
Humana, Inc. (a)	1,338	275,815
Laboratory Corp. of America Holdings (a) (b)	921	132,136
Quest Diagnostics, Inc. (a)	1,239	121,657
UnitedHealth Group, Inc. (a)	8,643	1,417,538
Universal Health Services, Inc. Class B (a)	793	98,689

		3,677,053

Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	821	66,173
Church & Dwight Co., Inc. (a)	2,370	118,192
The Clorox Co. (a)	1,141	153,841
Kimberly-Clark Corp. (a)	3,202	421,479

		759,685

Pharmaceuticals — 6.1%
AbbVie, Inc. (a)	14,368	936,219

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Allergan PLC (a)	3,001	$716,999
AmerisourceBergen Corp. (a)	1,512	133,812
Bristol-Myers Squibb Co. (a)	15,060	818,963
Cardinal Health, Inc. (a)	2,837	231,357
Eli Lilly & Co. (a)	8,776	738,149
Express Scripts Holding Co. (a) (b)	5,531	364,548
Johnson & Johnson (a)	24,463	3,046,867
Mallinckrodt PLC (a) (b)	902	40,202
McKesson Corp. (a)	1,868	276,950
Mead Johnson Nutrition Co. (a)	1,601	142,617
Merck & Co., Inc. (a)	24,771	1,573,949
Mylan NV (a) (b)	4,056	158,143
Perrigo Co. PLC (a)	1,332	88,431
Pfizer, Inc. (a)	53,650	1,835,367
Zoetis, Inc. (a)	4,518	241,126

		11,343,699

		41,556,637

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	2,905	75,530

Energy — 6.5%
Oil & Gas — 5.1%
Anadarko Petroleum Corp. (a)	4,978	308,636
Apache Corp. (a)	3,366	172,979
Cabot Oil & Gas Corp. (a)	4,253	101,689
Chesapeake Energy Corp. (a) (b)	7,048	41,865
Chevron Corp. (a)	16,971	1,822,176
Cimarex Energy Co. (a)	850	101,567
Concho Resources, Inc. (a) (b)	1,318	169,152
ConocoPhillips (a)	11,070	552,061
Devon Energy Corp. (a)	4,638	193,497
EOG Resources, Inc. (a)	5,160	503,358
EQT Corp. (a)	1,530	93,483
Exxon Mobil Corp. (a)	37,247	3,054,627
Helmerich & Payne, Inc. (a)	913	60,778
Hess Corp. (a)	2,515	121,248
Marathon Oil Corp. (a)	7,515	118,737
Marathon Petroleum Corp. (a)	4,635	234,253
Murphy Oil Corp. (a)	1,605	45,887
Newfield Exploration Co. (a) (b)	1,932	71,310
Noble Energy, Inc. (a)	3,776	129,668
Occidental Petroleum Corp. (a)	6,853	434,206
Phillips 66 (a)	4,039	319,970
Pioneer Natural Resources Co. (a)	1,515	282,139
Range Resources Corp. (a)	1,772	51,565
Southwestern Energy Co. (a) (b)	4,854	39,657
Tesoro Corp. (a)	1,085	87,950
Transocean Ltd. (a) (b)	3,645	45,380
Valero Energy Corp. (a)	4,141	274,507

		9,432,345

	Number of Shares	Value
Oil & Gas Services — 1.0%
Baker Hughes, Inc. (a)	3,852	$230,426
Halliburton Co. (a)	7,713	379,557
National Oilwell Varco, Inc. (a)	3,542	141,999
Schlumberger Ltd. (a)	12,500	976,250
TechnipFMC PLC (a) (b)	4,256	138,320

		1,866,552

Pipelines — 0.4%
Kinder Morgan, Inc. (a)	17,188	373,667
ONEOK, Inc. (a)	1,869	103,617
The Williams Cos., Inc. (a)	7,234	214,054

		691,338

		11,990,235

Financial — 18.1%
Banks — 7.7%
Bank of America Corp. (a)	90,830	2,142,680
The Bank of New York Mellon Corp. (a)	9,437	445,709
BB&T Corp. (a)	7,204	322,019
Capital One Financial Corp. (a)	4,338	375,931
Citigroup, Inc. (a)	24,975	1,494,004
Citizens Financial Group, Inc. (a)	4,642	160,381
Comerica, Inc. (a)	1,629	111,717
Fifth Third Bancorp (a)	6,654	169,012
The Goldman Sachs Group, Inc. (a)	3,324	763,589
Huntington Bancshares, Inc. (a)	9,779	130,941
JP Morgan Chase & Co. (a)	32,168	2,825,637
KeyCorp (a)	9,537	169,568
M&T Bank Corp. (a)	1,383	213,992
Morgan Stanley (a)	13,044	558,805
Northern Trust Corp. (a)	1,972	170,736
The PNC Financial Services Group, Inc. (a)	4,364	524,727
Regions Financial Corp. (a)	11,423	165,976
State Street Corp. (a)	3,311	263,589
SunTrust Banks, Inc. (a)	4,474	247,412
US Bancorp (a)	14,434	743,351
Wells Fargo & Co. (a)	40,593	2,259,406
Zions Bancorp (a)	1,783	74,886

		14,334,068

Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc. (a)	498	81,642
Alliance Data Systems Corp. (a)	505	125,745
American Express Co. (a)	6,927	547,995
Ameriprise Financial, Inc. (a)	1,407	182,460
BlackRock, Inc. (a)	1,085	416,108
CBOE Holdings, Inc. (a)	843	68,342
The Charles Schwab Corp. (a)	10,776	439,769
CME Group, Inc. (a)	3,044	361,627
Discover Financial Services (a)	3,618	247,435
E*TRADE Financial Corp. (a) (b)	2,454	85,620

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc. (a)	3,044	$128,274
Intercontinental Exchange, Inc. (a)	5,336	319,466
Invesco Ltd. (a)	3,480	106,593
Mastercard, Inc. Class A (a)	8,590	966,117
Nasdaq, Inc. (a)	989	68,686
Navient Corp. (a)	2,663	39,306
Raymond James Financial, Inc. (a)	1,153	87,928
Synchrony Financial (a)	7,214	247,440
T. Rowe Price Group, Inc. (a)	2,207	150,407
Visa, Inc. Class A (a)	16,866	1,498,882

		6,169,842

Insurance — 4.2%
Aflac, Inc. (a)	3,659	264,985
The Allstate Corp. (a)	3,305	269,324
American International Group, Inc. (a)	8,388	523,663
Aon PLC (a)	2,341	277,853
Arthur J Gallagher & Co. (a)	1,531	86,563
Assurant, Inc. (a)	459	43,913
Berkshire Hathaway, Inc. Class B (a) (b)	17,090	2,848,561
Chubb Ltd. (a)	4,177	569,116
Cincinnati Financial Corp. (a)	1,376	99,444
The Hartford Financial Services Group, Inc. (a)	3,440	165,361
Lincoln National Corp. (a)	2,068	135,351
Loews Corp. (a)	2,452	114,680
Marsh & McLennan Cos., Inc. (a)	4,746	350,682
MetLife, Inc. (a)	9,867	521,175
Principal Financial Group, Inc. (a)	2,384	150,454
The Progressive Corp. (a)	5,307	207,928
Prudential Financial, Inc. (a)	3,866	412,425
Torchmark Corp. (a)	982	75,653
The Travelers Cos., Inc. (a)	2,535	305,569
Unum Group (a)	2,055	96,359
Willis Towers Watson PLC (a)	1,190	155,759
XL Group Ltd. (a)	2,390	95,265

		7,770,083

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. (a)	801	88,527
American Tower Corp. (a)	3,790	460,637
Apartment Investment & Management Co. Class A (a)	1,362	60,405
AvalonBay Communities, Inc. (a)	1,218	223,625
Boston Properties, Inc. (a)	1,424	188,552
CBRE Group, Inc. Class A (a) (b)	2,647	92,089
Crown Castle International Corp. (a)	3,280	309,796
Digital Realty Trust, Inc. (a)	1,491	158,627
Equinix, Inc. (a)	637	255,036
Equity Residential (a)	3,292	204,828
Essex Property Trust, Inc. (a)	613	141,928
Extra Space Storage, Inc. (a)	1,116	83,019
Federal Realty Investment Trust (a)	684	91,314

	Number of Shares	Value
GGP, Inc. (a)	5,264	$122,020
HCP, Inc. (a)	4,229	132,283
Host Hotels & Resorts, Inc. (a)	6,508	121,439
Iron Mountain, Inc. (a)	2,212	78,902
Kimco Realty Corp. (a)	3,815	84,273
The Macerich Co. (a)	1,060	68,264
Mid-America Apartment Communities, Inc. (a)	1,007	102,452
Prologis, Inc. (a)	4,739	245,859
Public Storage (a)	1,330	291,150
Realty Income Corp. (a)	2,288	136,205
Regency Centers Corp. (a)	1,315	87,303
Simon Property Group, Inc. (a)	2,803	482,200
SL Green Realty Corp. (a)	918	97,877
UDR, Inc. (a)	2,302	83,471
Ventas, Inc. (a)	3,275	213,006
Vornado Realty Trust (a)	1,556	156,082
Welltower, Inc. (a)	3,217	227,828
Weyerhaeuser Co. (a)	6,602	224,336

		5,313,333

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,481	45,154

		33,632,480

Industrial — 9.7%
Aerospace & Defense — 2.2%
Arconic, Inc. (a)	4,133	108,863
The Boeing Co. (a)	5,178	915,781
General Dynamics Corp. (a)	2,562	479,606
Harris Corp. (a)	1,158	128,851
L3 Technologies, Inc. (a)	722	119,339
Lockheed Martin Corp. (a)	2,262	605,311
Northrop Grumman Corp. (a)	1,570	373,409
Raytheon Co. (a)	2,620	399,550
Rockwell Collins, Inc. (a)	1,117	108,528
TransDigm Group, Inc. (a)	465	102,374
United Technologies Corp. (a)	6,756	758,091

		4,099,703

Building Materials — 0.4%
Fortune Brands Home & Security, Inc. (a)	1,319	80,261
Johnson Controls International PLC (a)	8,360	352,123
Martin Marietta Materials, Inc. (a)	558	121,784
Masco Corp. (a)	2,886	98,095
Vulcan Materials Co. (a)	1,179	142,046

		794,309

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc. (a)	412	84,048
AMETEK, Inc. (a)	1,975	106,808
Emerson Electric Co. (a)	5,747	344,015

		534,871

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.2%
Agilent Technologies, Inc. (a)	2,841	$150,204
Allegion PLC (a)	810	61,317
Amphenol Corp. Class A (a)	2,800	199,276
Corning, Inc. (a)	8,489	229,203
FLIR Systems, Inc. (a)	1,332	48,325
Fortive Corp. (a)	2,801	168,676
Garmin Ltd. (a)	965	49,321
Honeywell International, Inc. (a)	6,857	856,234
Mettler-Toledo International, Inc. (a) (b)	235	112,544
PerkinElmer, Inc. (a)	920	53,415
TE Connectivity Ltd. (a)	3,222	240,200
Waters Corp. (a) (b)	742	115,982

		2,284,697

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,160	61,039
Jacobs Engineering Group, Inc. (a)	1,173	64,844

		125,883

Environmental Controls — 0.2%
Republic Services, Inc. (a)	2,097	131,712
Stericycle, Inc. (a) (b)	712	59,018
Waste Management, Inc. (a)	3,628	264,554

		455,284

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	527	88,889
Stanley Black & Decker, Inc. (a)	1,380	183,361

		272,250

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	5,209	483,187

Machinery – Diversified — 0.5%
Cummins, Inc. (a)	1,402	211,982
Deere & Co. (a)	2,575	280,315
Flowserve Corp. (a)	1,113	53,892
Rockwell Automation, Inc. (a)	1,168	181,869
Roper Technologies, Inc. (a)	912	188,319
Xylem, Inc. (a)	1,647	82,712

		999,089

Miscellaneous – Manufacturing — 2.6%
3M Co. (a)	5,395	1,032,225
Dover Corp. (a)	1,386	111,365
Eaton Corp. PLC (a)	4,032	298,973
General Electric Co. (a)	78,646	2,343,651
Illinois Tool Works, Inc. (a)	2,825	374,228
Ingersoll-Rand PLC (a)	2,290	186,223
Parker-Hannifin Corp. (a)	1,171	187,735
Pentair PLC (a)	1,471	92,349
Textron, Inc. (a)	2,509	119,403

		4,746,152

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp. (a)	1,564	$116,143
Sealed Air Corp. (a)	1,782	77,659
WestRock Co. (a)	2,277	118,472

		312,274

Transportation — 1.6%
C.H. Robinson Worldwide, Inc. (a)	1,320	102,023
CSX Corp. (a)	8,364	389,344
Expeditors International of Washington, Inc. (a)	1,591	89,875
FedEx Corp. (a)	2,186	426,598
J.B. Hunt Transport Services, Inc. (a)	790	72,475
Kansas City Southern (a)	984	84,388
Norfolk Southern Corp. (a)	2,586	289,554
Ryder System, Inc. (a)	511	38,550
Union Pacific Corp. (a)	7,430	786,986
United Parcel Service, Inc. Class B (a)	6,203	665,582

		2,945,375

		18,053,074

Technology — 13.9%
Computers — 5.5%
Accenture PLC Class A (a)	5,585	669,530
Apple, Inc. (a)	47,293	6,794,112
Cognizant Technology Solutions Corp. Class A (a) (b)	5,400	321,408
CSRA, Inc. (a)	1,430	41,885
Hewlett Packard Enterprise Co. (a)	14,952	354,362
HP, Inc. (a)	15,217	272,080
International Business Machines Corp. (a)	7,781	1,354,983
NetApp, Inc. (a)	2,510	105,044
Seagate Technology PLC (a)	2,674	122,817
Teradata Corp. (a) (b)	1,066	33,174
Western Digital Corp. (a)	2,631	217,136

		10,286,531

Office & Business Equipment — 0.0%
Xerox Corp. (a)	7,518	55,182

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a) (b)	6,954	101,181
Analog Devices, Inc. (a)	3,277	268,550
Applied Materials, Inc. (a)	9,604	373,596
Broadcom Ltd. (a)	3,567	781,030
Intel Corp. (a)	42,855	1,545,780
KLA-Tencor Corp. (a)	1,424	135,380
Lam Research Corp. (a)	1,460	187,406
Microchip Technology, Inc. (a)	1,893	139,665
Micron Technology, Inc. (a) (b)	9,116	263,452
NVIDIA Corp. (a)	5,309	578,309
Qorvo, Inc. (a) (b)	1,124	77,061
QUALCOMM, Inc. (a)	13,290	762,049

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skyworks Solutions, Inc. (a)	1,640	$160,687
Texas Instruments, Inc. (a)	8,919	718,515
Xilinx, Inc. (a)	2,221	128,574

		6,221,235

Software — 5.0%
Activision Blizzard, Inc. (a)	6,077	302,999
Adobe Systems, Inc. (a) (b)	4,446	578,558
Akamai Technologies, Inc. (a) (b)	1,588	94,804
Autodesk, Inc. (a) (b)	1,798	155,473
CA, Inc. (a)	2,950	93,574
Cerner Corp. (a) (b)	2,738	161,131
Citrix Systems, Inc. (a) (b)	1,432	119,414
The Dun & Bradstreet Corp. (a)	369	39,830
Electronic Arts, Inc. (a) (b)	2,690	240,809
Fidelity National Information Services, Inc. (a)	2,847	226,678
Fiserv, Inc. (a) (b)	1,979	228,199
Intuit, Inc. (a)	2,157	250,190
Microsoft Corp. (a)	69,893	4,603,153
Oracle Corp. (a)	27,119	1,209,779
Paychex, Inc. (a)	2,921	172,047
Red Hat, Inc. (a) (b)	1,587	137,276
salesforce.com, Inc. (a) (b)	5,903	486,938
Synopsys, Inc. (a) (b)	1,364	98,385

		9,199,237

		25,762,185

Utilities — 3.1%
Electric — 2.8%
The AES Corp. (a)	5,869	65,615
Alliant Energy Corp. (a)	2,106	83,419
Ameren Corp. (a)	2,172	118,569
American Electric Power Co., Inc. (a)	4,410	296,043
CMS Energy Corp. (a)	2,569	114,937
Consolidated Edison, Inc. (a)	2,738	212,633
Dominion Resources, Inc. (a)	5,593	433,849
DTE Energy Co. (a)	1,586	161,946
Duke Energy Corp. (a)	6,198	508,298
Edison International (a)	2,961	235,725
Entergy Corp. (a)	1,573	119,485
Eversource Energy (a)	2,879	169,228
Exelon Corp. (a)	8,178	294,244
FirstEnergy Corp. (a)	3,938	125,307
NextEra Energy, Inc. (a)	4,223	542,107
NRG Energy, Inc. (a)	2,744	51,313
PG&E Corp. (a)	4,521	300,014
Pinnacle West Capital Corp. (a)	968	80,712
PPL Corp. (a)	6,241	233,351
Public Service Enterprise Group, Inc. (a)	4,508	199,930
SCANA Corp. (a)	1,266	82,733
The Southern Co. (a)	8,848	440,453
WEC Energy Group, Inc. (a)	2,841	172,250

	Number of Shares	Value
Xcel Energy, Inc. (a)	4,530	$201,359

		5,243,520

Gas — 0.2%
CenterPoint Energy, Inc. (a)	3,953	108,984
NiSource, Inc. (a)	2,737	65,113
Sempra Energy (a)	2,239	247,410

		421,507

Water — 0.1%
American Water Works Co., Inc. (a)	1,653	128,554

		5,793,581

TOTAL COMMON STOCK (Cost $145,910,497)		182,785,994

TOTAL EQUITIES (Cost $145,910,497)		182,785,994

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (a) (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial Services — 0.3%
S&P 500 Index, Put, Expires 06/16/17, Strike 2,175.00	114	123,120
S&P 500 Index, Put, Expires 06/16/17, Strike 2,150.00	90	82,800
S&P 500 Index, Put, Expires 06/16/17, Strike 2,125.00	94	73,790
S&P 500 Index, Put, Expires 05/19/17, Strike 2,200.00	128	85,760
S&P 500 Index, Put, Expires 05/19/17, Strike 2,175.00	90	49,950
S&P 500 Index, Put, Expires 05/19/17, Strike 2,150.00	91	40,950
S&P 500 Index, Put, Expires 05/19/17, Strike 2,100.00	90	27,900

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 04/21/17, Strike 2,125.00	74	$5,920

		490,190

TOTAL PURCHASED OPTIONS (Cost $1,126,088)		490,190

TOTAL LONG-TERM INVESTMENTS (Cost $147,036,585)		183,276,184

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$2,156,100	2,156,100

TOTAL SHORT-TERM INVESTMENTS (Cost $2,156,100)		2,156,100

TOTAL INVESTMENTS — 99.9% (Cost $149,192,685) (e)		185,432,284

Other Assets/(Liabilities) — 0.1%		182,808

NET ASSETS — 100.0%		$185,615,092

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $2,156,109. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,203,048.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 94.6%
Basic Materials — 3.5%
Chemicals — 3.0%
Air Products & Chemicals, Inc.	34,000	$4,599,860
Ashland Global Holdings, Inc.	27,000	3,342,870
RPM International, Inc.	68,000	3,742,040
Valvoline, Inc. (a)	66,000	1,620,300

		13,305,070

Mining — 0.5%
Franco-Nevada Corp.	38,000	2,489,380

		15,794,450

Communications — 2.8%
Internet — 1.9%
Dropbox, Inc. (b) (c)	9,011	93,084
Match Group, Inc. (a) (c)	42,000	685,860
Snap, Inc. Class A (a) (c)	19,900	448,347
TripAdvisor, Inc. (a) (c)	25,000	1,079,000
VeriSign, Inc. (a) (c)	59,000	5,139,490
Zillow Group, Inc. Class A (c)	14,000	473,340
Zillow Group, Inc. Class C (a) (c)	15,000	505,050

		8,424,171

Media — 0.4%
FactSet Research Systems, Inc.	10,000	1,649,100

Telecommunications — 0.5%
DigitalGlobe, Inc. (c)	76,000	2,489,000

		12,562,271

Consumer, Cyclical — 16.5%
Airlines — 0.3%
United Continental Holdings, Inc. (c)	17,000	1,200,880

Apparel — 0.5%
Carter’s, Inc.	24,000	2,155,200

Auto Manufacturers — 0.8%
Ferrari NV	25,000	1,859,000
Tesla, Inc. (a) (c)	6,000	1,669,800

		3,528,800

Auto Parts & Equipment — 0.3%
WABCO Holdings, Inc. (c)	13,000	1,526,460

Entertainment — 0.6%
Vail Resorts, Inc.	13,000	2,494,700

Food Services — 0.6%
Aramark	76,000	2,802,120

Leisure Time — 2.3%
Norwegian Cruise Line Holdings Ltd. (c)	152,000	7,710,960
Royal Caribbean Cruises Ltd.	25,000	2,452,750

		10,163,710

	Number of Shares	Value
Lodging — 2.1%
Marriott International, Inc. Class A	76,000	$7,157,680
MGM Resorts International	88,000	2,411,200

		9,568,880

Retail — 9.0%
AutoZone, Inc. (c)	8,500	6,145,925
Burlington Stores, Inc. (c)	25,000	2,432,250
CarMax, Inc. (c)	63,000	3,730,860
Casey’s General Stores, Inc.	21,000	2,357,250
Coach, Inc.	170,000	7,026,100
Dick’s Sporting Goods, Inc.	34,000	1,654,440
Dollar General Corp.	93,000	6,484,890
L Brands, Inc.	38,000	1,789,800
The Michaels Cos., Inc. (c)	128,000	2,865,920
O’Reilly Automotive, Inc. (c)	16,000	4,317,440
PVH Corp.	15,000	1,552,050

		40,356,925

		73,797,675

Consumer, Non-cyclical — 30.3%
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc. (a) (c)	21,000	1,076,250
Illumina, Inc. (c)	19,000	3,242,160
Incyte Corp. (c)	19,000	2,539,730
Vertex Pharmaceuticals, Inc. (c)	20,000	2,187,000

		9,045,140

Commercial Services — 10.1%
CoreLogic, Inc. (c)	87,461	3,561,412
Equifax, Inc.	51,000	6,973,740
FleetCor Technologies, Inc. (c)	29,000	4,391,470
Gartner, Inc. (c)	17,000	1,835,830
Global Payments, Inc.	68,000	5,486,240
IHS Markit Ltd. (c)	148,000	6,208,600
KAR Auction Services, Inc.	68,000	2,969,560
MacDonald Dettwiler & Associates Ltd.	17,000	898,034
Sabre Corp.	102,000	2,161,380
TransUnion (c)	25,000	958,750
Vantiv, Inc. Class A (c)	76,000	4,873,120
Verisk Analytics, Inc. (c)	52,000	4,219,280
Wework Cos., Inc. Class A (b) (c)	12,099	626,849

		45,164,265

Foods — 2.2%
Blue Buffalo Pet Products, Inc. (c)	42,000	966,000
Conagra Brands, Inc.	76,000	3,065,840
Sprouts Farmers Market, Inc. (a) (c)	118,000	2,728,160
TreeHouse Foods, Inc. (a) (c)	38,000	3,217,080

		9,977,080

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 10.0%
Bruker Corp.	162,000	$3,779,460
The Cooper Cos., Inc.	31,000	6,196,590
DENTSPLY SIRONA, Inc.	72,000	4,495,680
Henry Schein, Inc. (c)	21,000	3,569,370
Hologic, Inc. (c)	175,000	7,446,250
IDEXX Laboratories, Inc. (c)	17,000	2,628,370
Intuitive Surgical, Inc. (c)	7,000	5,365,290
Teleflex, Inc.	47,000	9,105,310
West Pharmaceutical Services, Inc.	25,000	2,040,250

		44,626,570

Health Care – Services — 3.3%
Acadia Healthcare Co., Inc. (a) (c)	44,000	1,918,400
Envision Healthcare Corp. (c)	74,000	4,537,680
MEDNAX, Inc. (c)	87,000	6,036,060
Quintiles IMS Holdings, Inc. (c)	30,000	2,415,900

		14,908,040

Pharmaceuticals — 2.7%
Alkermes PLC (c)	93,000	5,440,500
Catalent, Inc. (c)	102,000	2,888,640
TESARO, Inc. (a) (c)	6,000	923,220
Zoetis, Inc.	51,000	2,721,870

		11,974,230

		135,695,325

Energy — 0.9%
Oil & Gas — 0.9%
ARC Resources Ltd. (a)	68,000	971,538
Centennial Resource Development, Inc. (b) (c)	19,204	331,481
Centennial Resource Development, Inc. Class A (a) (c)	38,000	692,741
Concho Resources, Inc. (c)	17,000	2,181,780

		4,177,540

Financial — 8.1%
Banks — 0.2%
Webster Financial Corp.	17,000	850,680

Diversified Financial Services — 4.6%
CBOE Holdings, Inc.	75,000	6,080,250
E*TRADE Financial Corp. (c)	1,000	34,890
FNF Group	186,000	7,242,840
Intercontinental Exchange, Inc.	17,000	1,017,790
SLM Corp. (c)	85,000	1,028,500
TD Ameritrade Holding Corp.	132,000	5,129,520

		20,533,790

Insurance — 3.1%
The Progressive Corp.	131,000	5,132,580
Willis Towers Watson PLC	66,000	8,638,740

		13,771,320

Real Estate Investment Trusts (REITS) — 0.2%
SBA Communications Corp. (c)	7,000	842,590

		35,998,380

	Number of Shares	Value
Industrial — 20.3%
Aerospace & Defense — 2.1%
Harris Corp.	51,000	$5,674,770
Rockwell Collins, Inc.	40,000	3,886,400

		9,561,170

Building Materials — 0.7%
Fortune Brands Home & Security, Inc.	4,163	253,318
Martin Marietta Materials, Inc.	13,000	2,837,250

		3,090,568

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	7,000	1,428,000

Electronics — 6.6%
Agilent Technologies, Inc.	118,000	6,238,660
Allegion PLC	64,000	4,844,800
Fortive Corp.	63,000	3,793,860
Keysight Technologies, Inc. (c)	161,000	5,818,540
Mettler-Toledo International, Inc. (c)	4,000	1,915,640
Sensata Technologies Holding NV (c)	152,000	6,637,840

		29,249,340

Environmental Controls — 1.2%
Waste Connections, Inc.	59,000	5,204,980

Machinery – Diversified — 4.5%
Cognex Corp.	17,000	1,427,150
IDEX Corp.	71,000	6,639,210
The Middleby Corp. (c)	15,000	2,046,750
Roper Technologies, Inc.	34,000	7,020,660
Xylem, Inc.	63,000	3,163,860

		20,297,630

Miscellaneous – Manufacturing — 2.4%
Colfax Corp. (c)	38,000	1,491,880
Textron, Inc.	195,000	9,280,050

		10,771,930

Packaging & Containers — 1.3%
Ardagh Group SA (c)	9,000	197,640
Ball Corp.	76,000	5,643,760

		5,841,400

Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	17,000	1,559,580
Kansas City Southern	37,000	3,173,120
Old Dominion Freight Line, Inc.	8,000	684,560

		5,417,260

		90,862,278

Technology — 12.2%
Computers — 0.5%
CSRA, Inc.	76,000	2,226,040

Semiconductors — 3.5%
KLA-Tencor Corp.	25,000	2,376,750

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microchip Technology, Inc.	110,000	$8,115,800
NXP Semiconductor NV (c)	30,000	3,105,000
Xilinx, Inc.	34,000	1,968,260

		15,565,810

Software — 8.2%
athenahealth, Inc. (a) (c)	8,000	901,520
Atlassian Corp. PLC Class A (c)	72,000	2,156,400
Black Knight Financial Services, Inc. Class A (a) (c)	9,000	344,700
Electronic Arts, Inc. (c)	32,000	2,864,640
Fidelity National Information Services, Inc.	30,000	2,388,600
Fiserv, Inc. (c)	68,000	7,841,080
Guidewire Software, Inc. (c)	19,000	1,070,270
MSCI, Inc.	34,000	3,304,460
Red Hat, Inc. (c)	59,000	5,103,500
ServiceNow, Inc. (c)	8,000	699,760
Splunk, Inc. (c)	34,000	2,117,860
SS&C Technologies Holdings, Inc	68,000	2,407,200
Tableau Software, Inc. Class A (c)	30,000	1,486,500
Veeva Systems, Inc. Class A (c)	34,000	1,743,520
Workday, Inc. Class A (c)	26,000	2,165,280

		36,595,290

		54,387,140

TOTAL COMMON STOCK (Cost $300,533,662)		423,275,059

PREFERRED STOCK — 0.6%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (b) (c)	11,190	115,593
Dropbox, Inc. Series A 1 (b) (c)	54,965	567,788

		683,381

Consumer, Non-cyclical — 0.5%
Commercial Services — 0.5%
Wework, Inc. Series D 1 (b) (c)	22,197	1,150,027
Wework, Inc. Series D 2 (b) (c)	17,440	903,566

		2,053,593

TOTAL PREFERRED STOCK (Cost $1,258,645)		2,736,974

TOTAL EQUITIES (Cost $301,792,307)		426,012,033

MUTUAL FUNDS — 5.6%
Diversified Financial Services — 5.6%
State Street Navigator Securities Lending Prime Portfolio (d)	21,488,000	21,488,000
T. Rowe Price Government Reserve Investment Fund	3,501,615	3,501,615

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $24,989,615)		$24,989,615

TOTAL LONG-TERM INVESTMENTS (Cost $326,781,922)		451,001,648

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$18,704,677	18,704,677

TOTAL SHORT-TERM INVESTMENTS (Cost $18,704,677)		18,704,677

TOTAL INVESTMENTS —105.0% (Cost $345,486,599) (f)		469,706,325

Other Assets/(Liabilities) — (5.0)%		(22,483,503)

NET ASSETS — 100.0%		$447,222,822

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $20,971,873 or 4.69% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $3,788,388 or 0.85% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $18,704,755. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $19,082,119.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.2%
Communications — 0.9%
Telecommunications — 0.9%
Level 3 Communications, Inc. (a)	74,974	$4,290,012

Consumer, Cyclical — 7.4%
Apparel — 0.4%
Ralph Lauren Corp.	26,183	2,137,056

Auto Manufacturers — 0.9%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	145,776	4,411,182

Auto Parts & Equipment — 1.0%
Delphi Automotive PLC	60,141	4,840,749

Home Builders — 0.9%
PulteGroup, Inc.	177,364	4,176,922

Leisure Time — 0.8%
Carnival Corp.	62,992	3,710,859

Retail — 2.8%
Advance Auto Parts, Inc.	34,448	5,107,261
CST Brands, Inc.	68,016	3,270,889
L Brands, Inc.	19,976	940,870
Target Corp.	69,375	3,828,806

		13,147,826

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	105,256	2,695,606

		35,120,200

Consumer, Non-cyclical — 16.0%
Foods — 5.9%
Conagra Brands, Inc.	177,785	7,171,847
General Mills, Inc.	56,780	3,350,588
The J.M. Smucker Co.	18,954	2,484,490
Kellogg Co.	56,647	4,113,139
Lamb Weston Holdings, Inc.	36,310	1,527,198
Mondelez International, Inc. Class A	135,701	5,845,999
Sysco Corp.	72,452	3,761,708

		28,254,969

Health Care – Products — 4.2%
Abbott Laboratories	67,259	2,986,972
Baxter International, Inc.	70,845	3,674,022
STERIS PLC	53,805	3,737,295
Zimmer Biomet Holdings, Inc.	79,067	9,654,872

		20,053,161

Health Care – Services — 3.0%
HCA Holdings, Inc. (a)	35,874	3,192,427
LifePoint Health, Inc. (a)	104,264	6,829,292
Quest Diagnostics, Inc.	41,955	4,119,562

		14,141,281

	Number of Shares	Value
Pharmaceuticals — 2.9%
Cardinal Health, Inc.	51,178	$4,173,566
Express Scripts Holding Co. (a)	41,884	2,760,574
McKesson Corp.	22,025	3,265,426
Mead Johnson Nutrition Co.	37,807	3,367,848

		13,567,414

		76,016,825

Energy — 13.0%
Oil & Gas — 9.7%
Anadarko Petroleum Corp.	94,296	5,846,352
Cimarex Energy Co.	13,358	1,596,148
Devon Energy Corp.	108,052	4,507,930
EQT Corp.	141,434	8,641,617
Helmerich & Payne, Inc.	26,028	1,732,684
Imperial Oil Ltd.	261,254	7,960,305
Marathon Petroleum Corp.	70,315	3,553,720
Noble Energy, Inc.	189,246	6,498,708
Occidental Petroleum Corp.	91,762	5,814,040

		46,151,504

Oil & Gas Services — 3.1%
Baker Hughes, Inc.	119,264	7,134,372
Frank’s International NV	45,119	476,908
Halliburton Co.	34,871	1,716,002
National Oilwell Varco, Inc.	131,863	5,286,388

		14,613,670

Pipelines — 0.2%
Spectra Energy Partners LP (b)	25,594	1,117,434

		61,882,608

Financial — 25.5%
Banks — 10.6%
Bank of Hawaii Corp.	28,940	2,383,498
BB&T Corp.	134,473	6,010,943
Comerica, Inc.	38,464	2,637,861
Commerce Bancshares, Inc.	83,674	4,699,132
M&T Bank Corp.	33,446	5,175,100
Northern Trust Corp.	160,772	13,919,640
The PNC Financial Services Group, Inc.	39,063	4,696,935
State Street Corp.	40,912	3,257,004
SunTrust Banks, Inc.	33,355	1,844,532
UMB Financial Corp.	25,662	1,932,605
Westamerica Bancorp.	69,360	3,872,369

		50,429,619

Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	42,398	5,498,173
Invesco Ltd.	222,543	6,816,492
T. Rowe Price Group, Inc.	53,523	3,647,592

		15,962,257

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 6.2%
Aflac, Inc.	33,048	$2,393,336
The Allstate Corp.	25,430	2,072,291
Brown & Brown, Inc.	81,010	3,379,737
Chubb Ltd.	46,644	6,355,245
MetLife, Inc.	41,936	2,215,060
ProAssurance Corp.	38,173	2,299,923
Reinsurance Group of America, Inc.	33,643	4,271,988
Torchmark Corp.	21,147	1,629,165
Unum Group	103,009	4,830,092

		29,446,837

Real Estate Investment Trusts (REITS) — 4.4%
American Tower Corp.	30,682	3,729,090
Empire State Realty Trust, Inc. Class A	91,683	1,892,337
MGM Growth Properties LLC Class A	95,454	2,582,031
Piedmont Office Realty Trust, Inc. Class A	184,757	3,950,105
Weyerhaeuser Co.	264,580	8,990,428

		21,143,991

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	288,427	4,219,687

		121,202,391

Industrial — 17.9%
Building Materials — 3.0%
Johnson Controls International PLC	344,200	14,497,704

Electrical Components & Equipment — 2.0%
Emerson Electric Co.	60,201	3,603,632
Hubbell, Inc.	48,124	5,777,286

		9,380,918

Electronics — 3.4%
Keysight Technologies, Inc. (a)	162,602	5,876,436
Koninklijke Philips NV	169,964	5,463,448
TE Connectivity Ltd.	62,420	4,653,411

		15,993,295

Environmental Controls — 1.2%
Republic Services, Inc.	92,292	5,796,860

Machinery – Diversified — 1.4%
Cummins, Inc.	26,931	4,071,967
Rockwell Automation, Inc.	15,780	2,457,104

		6,529,071

Miscellaneous – Manufacturing — 3.3%
Ingersoll-Rand PLC	76,551	6,225,127
ITT, Inc.	17,131	702,714
Parker-Hannifin Corp.	18,245	2,925,039
Textron, Inc.	122,582	5,833,677

		15,686,557

	Number of Shares	Value
Packaging & Containers — 2.6%
Bemis Co., Inc.	76,350	$3,730,461
Sonoco Products Co.	69,569	3,681,592
WestRock Co.	92,939	4,835,616

		12,247,669

Transportation — 1.0%
Heartland Express, Inc.	249,960	5,011,698

		85,143,772

Technology — 6.2%
Computers — 0.7%
NetApp, Inc.	85,021	3,558,129

Semiconductors — 5.5%
Applied Materials, Inc.	223,257	8,684,697
Lam Research Corp.	43,030	5,523,331
Maxim Integrated Products, Inc.	138,342	6,219,856
Teradyne, Inc.	183,091	5,694,130

		26,122,014

		29,680,143

Utilities — 8.3%
Electric — 6.9%
Ameren Corp.	61,776	3,372,352
Consolidated Edison, Inc.	38,126	2,960,865
Edison International	85,867	6,835,872
Eversource Energy	35,080	2,062,002
NorthWestern Corp.	49,491	2,905,122
PG&E Corp.	104,994	6,967,402
Westar Energy, Inc.	25,847	1,402,717
Xcel Energy, Inc.	146,716	6,521,526

		33,027,858

Gas — 1.4%
Atmos Energy Corp.	36,697	2,898,696
Spire, Inc.	53,355	3,601,462

		6,500,158

		39,528,016

TOTAL COMMON STOCK (Cost $384,238,701)		452,863,967

TOTAL EQUITIES (Cost $384,238,701)		452,863,967

MUTUAL FUNDS — 2.2%
Diversified Financial Services — 2.2%
iShares Russell Mid-Cap Value ETF	126,098	10,464,873

TOTAL MUTUAL FUNDS (Cost $9,652,856)		10,464,873

TOTAL LONG-TERM INVESTMENTS (Cost $393,891,557)		463,328,840

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	$9,781,932	$9,781,932

TOTAL SHORT-TERM INVESTMENTS (Cost $9,781,932)		9,781,932

TOTAL INVESTMENTS — 99.5% (Cost $403,673,489) (d)		473,110,772

Other Assets/(Liabilities) — 0.5%		2,602,608

NET ASSETS — 100.0%		$475,713,380

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $9,781,972. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $9,979,103.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.8%
MML Blue Chip Growth Fund, Initial Class (a)	6,457,930	$99,581,278
MML Equity Income Fund, Initial Class (a)	7,305,089	88,975,981
MML Equity Index Fund, Class III (a)	2,691,849	75,667,864
MML Focused Equity Fund, Class II (a)	3,197,413	45,179,444
MML Foreign Fund, Initial Class (a)	8,176,225	82,661,639
MML Fundamental Growth Fund, Class II (a)	5,796,569	72,109,319
MML Fundamental Value Fund, Class II (a)	5,969,213	91,269,263
MML Global Fund, Class I (a)	7,517,393	93,666,713
MML Income & Growth Fund, Initial Class (a)	7,237,872	88,591,557
MML International Equity Fund, Class II (a)	6,897,074	70,695,012
MML Large Cap Growth Fund, Initial Class (a)	2,831,008	32,754,763
MML Mid Cap Growth Fund, Initial Class (a)	5,152,468	80,017,825
MML Mid Cap Value Fund, Initial Class (a)	6,913,521	84,275,821
MML Small Cap Growth Equity Fund, Initial Class (a)	1,575,138	21,197,713
MML Small Company Value Fund, Class II (a)	2,228,199	38,391,875
MML Small/Mid Cap Value Fund, Initial Class (a)	1,696,262	22,848,650
MML Strategic Emerging Markets Fund, Class II (a)	4,465,865	42,782,984
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	319,604	25,204,003
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,639,801	63,378,327
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,273,458	181,272,706
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	19,916,803	44,414,471

		1,444,937,208

Fixed Income Funds — 40.3%
MML Dynamic Bond Fund, Class II (a)	21,214,046	212,776,884

	Number of Shares	Value
MML High Yield Fund, Class II (a)	4,947,337	$50,858,619
MML Inflation-Protected and Income Fund, Initial Class (a)	7,391,785	76,209,307
MML Managed Bond Fund, Initial Class (a)	26,879,715	332,964,752
MML Short-Duration Bond Fund, Class II (a)	10,154,486	99,717,052
MML Total Return Bond Fund, Class II (a)	19,324,576	200,009,361

		972,535,975

TOTAL MUTUAL FUNDS (Cost $2,401,065,329)		2,417,473,183

TOTAL LONG-TERM INVESTMENTS (Cost $2,401,065,329)		2,417,473,183

TOTAL INVESTMENTS — 100.1% (Cost $2,401,065,329) (b)		2,417,473,183

Other Assets/(Liabilities) — (0.1)%		(1,684,280)

NET ASSETS — 100.0%		$2,415,788,903

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.4%
Basic Materials — 3.1%
Chemicals — 3.1%
Ferro Corp. (a)	38,300	$581,777
Ingevity Corp. (a)	20,352	1,238,419
Methanex Corp.	19,560	917,364
Minerals Technologies, Inc.	11,893	911,004
Platform Specialty Products Corp. (a)	136,229	1,773,702
PolyOne Corp.	30,083	1,025,529

		6,447,795

Communications — 6.1%
Internet — 3.2%
Dropbox, Inc. (a) (b)	10,469	108,145
GoDaddy, Inc. Class A (a)	21,049	797,757
Just Eat PLC (a)	85,010	602,130
Mimecast Ltd. (a)	32,400	725,436
Proofpoint, Inc. (a) (c)	9,612	714,748
Stamps.com, Inc. (a) (c)	8,437	998,519
The Trade Desk, Inc. Class A (a)	11,836	440,891
Wix.com Ltd. (a)	16,374	1,111,795
Zendesk, Inc. (a)	16,933	474,801
Zillow Group, Inc. Class C (a)	20,050	675,084

		6,649,306

Media — 0.5%
The New York Times Co. Class A	71,351	1,027,454

Telecommunications — 2.4%
Arista Networks, Inc. (a)	11,070	1,464,229
Ciena Corp. (a)	49,016	1,157,267
Infinera Corp. (a) (c)	37,343	382,019
Oclaro, Inc. (a)	68,723	674,860
Vonage Holdings Corp. (a)	209,725	1,325,462

		5,003,837

		12,680,597

Consumer, Cyclical — 13.9%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	31,484	1,670,856

Apparel — 1.5%
Deckers Outdoor Corp. (a)	15,300	913,869
Oxford Industries, Inc.	8,984	514,424
Steven Madden Ltd. (a)	21,701	836,574
Wolverine World Wide, Inc.	35,223	879,518

		3,144,385

Auto Manufacturers — 0.5%
Wabash National Corp. (c)	52,371	1,083,556

Auto Parts & Equipment — 0.4%
Tenneco, Inc.	12,516	781,249

	Number of Shares	Value
Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (a)	15,904	$781,841
WESCO International, Inc. (a)	13,528	940,872

		1,722,713

Entertainment — 1.4%
Cinemark Holdings, Inc.	19,095	846,672
Marriott Vacations Worldwide Corp.	11,514	1,150,594
National CineMedia, Inc.	70,624	891,981

		2,889,247

Home Furnishing — 0.8%
iRobot Corp. (a) (c)	11,630	769,208
La-Z-Boy, Inc.	33,194	896,238

		1,665,446

Leisure Time — 2.1%
Acushnet Holdings Corp. (a)	47,579	822,165
ClubCorp Holdings, Inc.	32,095	515,125
Fox Factory Holding Corp. (a)	25,829	741,292
Lindblad Expeditions Holdings, Inc. (a)	98,055	878,573
Planet Fitness, Inc. Class A	67,202	1,294,982

		4,252,137

Lodging — 0.5%
Hyatt Hotels Corp. Class A (a)	18,962	1,023,569

Retail — 5.1%
Bloomin’ Brands, Inc.	56,556	1,115,850
The Cheesecake Factory, Inc.	15,971	1,011,923
Chico’s FAS, Inc.	81,510	1,157,442
FirstCash, Inc.	19,637	965,159
Five Below, Inc. (a)	8,346	361,465
Kate Spade & Co. (a)	69,296	1,609,746
Nu Skin Enterprises, Inc. Class A	20,804	1,155,454
Panera Bread Co. Class A (a) (c)	8,296	2,172,473
Wingstop, Inc.	34,170	966,328

		10,515,840

		28,748,998

Consumer, Non-cyclical — 18.3%
Beverages — 0.4%
MGP Ingredients, Inc.	16,270	882,322

Biotechnology — 3.0%
Aduro Biotech, Inc. (a)	39,800	427,850
Alder Biopharmaceuticals, Inc. (a)	21,784	453,107
Bluebird Bio, Inc. (a) (c)	13,774	1,252,057
Blueprint Medicines Corp. (a)	26,781	1,070,972
Five Prime Therapeutics, Inc. (a)	14,949	540,407
Ionis Pharmaceuticals, Inc. (a) (c)	12,861	517,012
Otonomy, Inc. (a)	29,293	358,839
Spark Therapeutics, Inc. (a) (c)	6,772	361,219
Ultragenyx Pharmaceutical, Inc. (a)	16,249	1,101,357

		6,082,820

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 2.5%
Cardtronics PLC Class A (a)	28,195	$1,318,116
CoStar Group, Inc. (a)	5,231	1,083,968
Monro Muffler Brake, Inc.	16,148	841,311
TriNet Group, Inc. (a)	37,107	1,072,392
WEX, Inc. (a)	8,663	896,621

		5,212,408

Foods — 1.6%
Calavo Growers, Inc. (c)	11,415	691,749
Greencore Group PLC	245,126	755,012
Performance Food Group Co. (a)	40,800	971,040
Sanderson Farms, Inc. (c)	9,241	959,585

		3,377,386

Health Care – Products — 5.3%
ABIOMED, Inc. (a)	4,562	571,163
Align Technology, Inc. (a)	16,827	1,930,225
Globus Medical, Inc. Class A (a)	37,097	1,098,813
Haemonetics Corp. (a)	28,200	1,144,074
Inogen, Inc. (a)	9,701	752,410
Insulet Corp. (a)	74,601	3,214,557
MiMedx Group, Inc. (a) (c)	98,600	939,658
Nevro Corp. (a) (c)	13,219	1,238,620

		10,889,520

Health Care – Services — 2.4%
Acadia Healthcare Co., Inc. (a) (c)	24,631	1,073,911
Kindred Healthcare, Inc.	128,043	1,069,159
LifePoint Health, Inc. (a)	20,420	1,337,510
Molina Healthcare, Inc. (a)	18,766	855,730
Teladoc, Inc. (a)	26,000	650,000

		4,986,310

Pharmaceuticals — 3.1%
Aerie Pharmaceuticals, Inc. (a)	24,026	1,089,579
Aimmune Therapeutics, Inc. (a)	4,500	97,785
Coherus Biosciences, Inc. (a)	10,360	219,114
Dexcom, Inc. (a)	9,186	778,330
Galapagos NV Sponsored ADR (Belgium) (a)	12,638	1,089,269
Global Blood Therapeutics, Inc. (a)	19,471	717,506
Ironwood Pharmaceuticals, Inc. (a) (c)	25,839	440,813
Portola Pharmaceuticals, Inc. (a)	15,926	624,140
TESARO, Inc. (a) (c)	8,257	1,270,505

		6,327,041

		37,757,807

Energy — 4.2%
Energy – Alternate Sources — 0.9%
First Solar, Inc. (a) (c)	21,282	576,742
Pattern Energy Group, Inc. (c)	60,289	1,213,618

		1,790,360

	Number of Shares	Value
Oil & Gas — 3.0%
Callon Petroleum Co. (a)	82,192	$1,081,646
Centennial Resource Development, Inc. (a) (b)	4,111	70,960
Centennial Resource Development, Inc. Class A (a) (c)	39,473	719,593
Delek US Holdings, Inc.	44,356	1,076,520
QEP Resources, Inc. (a)	64,342	817,787
Resolute Energy Corp. (a) (c)	10,940	441,976
SRC Energy, Inc. (a) (c)	113,752	960,067
WPX Energy, Inc. (a)	74,962	1,003,741

		6,172,290

Oil & Gas Services — 0.3%
Forum Energy Technologies, Inc. (a)	33,534	694,154

		8,656,804

Financial — 20.4%
Banks — 6.7%
Ameris Bancorp	29,469	1,358,521
ConnectOne Bancorp, Inc.	40,930	992,552
FCB Financial Holdings, Inc. Class A (a)	23,918	1,185,137
FNB Corp.	50,273	747,560
Great Western Bancorp, Inc.	24,070	1,020,809
MB Financial, Inc.	56,025	2,398,990
South State Corp.	11,336	1,012,872
State Bank Financial Corp.	39,094	1,021,135
Texas Capital Bancshares, Inc. (a)	14,302	1,193,502
United Community Banks, Inc.	17,362	480,754
Western Alliance Bancorp (a)	48,526	2,382,141

		13,793,973

Diversified Financial Services — 0.6%
Air Lease Corp.	30,501	1,181,914

Financial Services — 2.1%
Blackhawk Network Holdings, Inc. (a)	20,621	837,213
Financial Engines, Inc.	8,400	365,820
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	92,857	1,875,711
WageWorks, Inc. (a)	8,515	615,635
WisdomTree Investments, Inc. (c)	70,366	638,923

		4,333,302

Insurance — 3.2%
Assurant, Inc.	7,142	683,275
Assured Guaranty Ltd.	27,336	1,014,439
eHealth, Inc. (a)	67,022	806,945
Horace Mann Educators Corp.	28,467	1,168,570
Kemper Corp.	24,746	987,366
MBIA, Inc. (a)	60,209	509,970
MGIC Investment Corp. (a)	138,925	1,407,310

		6,577,875

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 1.2%
Kennedy-Wilson Holdings, Inc.	109,520	$2,431,344

Real Estate Investment Trusts (REITS) — 4.9%
CoreSite Realty Corp.	13,538	1,219,097
LaSalle Hotel Properties	72,573	2,100,988
Life Storage, Inc.	10,715	879,916
MFA Financial, Inc.	131,519	1,062,673
Outfront Media, Inc.	44,072	1,170,112
Potlatch Corp.	9,500	434,150
PS Business Parks, Inc.	10,350	1,187,766
Redwood Trust, Inc.	67,930	1,128,317
Rexford Industrial Realty, Inc.	45,598	1,026,867

		10,209,886

Savings & Loans — 1.7%
Pacific Premier Bancorp, Inc. (a)	15,122	582,953
Sterling Bancorp	125,154	2,966,150

		3,549,103

		42,077,397

Industrial — 15.5%
Aerospace & Defense — 1.2%
Astronics Corp. (a)	18,406	584,022
HEICO Corp. Class A	9,172	687,900
Teledyne Technologies, Inc. (a)	9,647	1,219,960

		2,491,882

Building Materials — 1.7%
Armstrong Flooring, Inc. (a)	32,763	603,494
Masonite International Corp. (a)	36,026	2,855,061

		3,458,555

Electrical Components & Equipment — 0.1%
SunPower Corp. (a) (c)	40,716	248,368

Electronics — 1.6%
Coherent, Inc. (a)	3,752	771,561
II-VI, Inc. (a)	22,414	808,025
Itron, Inc. (a)	11,230	681,661
Watts Water Technologies, Inc. Class A	16,169	1,008,137

		3,269,384

Environmental Controls — 1.5%
Casella Waste Systems, Inc. Class A (a)	50,101	706,925
Clean Harbors, Inc. (a)	42,409	2,358,789

		3,065,714

Hand & Machine Tools — 0.9%
Milacron Holdings Corp. (a)	60,920	1,133,721
Regal Beloit Corp.	9,920	750,448

		1,884,169

Machinery – Diversified — 2.2%
Altra Industrial Motion Corp.	39,172	1,525,749

	Number of Shares	Value
Applied Industrial Technologies, Inc.	14,156	$875,549
The Middleby Corp. (a)	10,713	1,461,789
Zebra Technologies Corp. Class A (a)	8,218	749,892

		4,612,979

Metal Fabricate & Hardware — 2.0%
Advanced Drainage Systems, Inc.	97,812	2,142,083
Rexnord Corp. (a)	36,512	842,697
The Timken Co.	26,231	1,185,641

		4,170,421

Miscellaneous – Manufacturing — 0.5%
John Bean Technologies Corp.	11,332	996,649

Packaging & Containers — 0.8%
Graphic Packaging Holding Co.	66,075	850,385
KapStone Paper and Packaging Corp.	30,308	700,115

		1,550,500

Transportation — 2.5%
Kirby Corp. (a)	19,007	1,340,944
Knight Transportation, Inc.	49,537	1,552,985
Swift Transportation Co. (a) (c)	110,318	2,265,932

		5,159,861

Trucking & Leasing — 0.5%
GATX Corp. (c)	17,726	1,080,577

		31,989,059

Technology — 15.0%
Computers — 1.1%
EPAM Systems, Inc. (a)	9,860	744,627
Nutanix, Inc. Class A (a)	5,235	98,261
VeriFone Systems, Inc. (a)	38,211	715,692
Virtusa Corp. (a)	26,378	797,143

		2,355,723

Semiconductors — 6.5%
Advanced Micro Devices, Inc. (a)	47,847	696,174
Cavium, Inc. (a)	28,855	2,067,749
Entegris, Inc. (a)	84,646	1,980,716
Impinj, Inc. (a) (c)	24,304	735,682
Integrated Device Technology, Inc. (a)	3,968	93,923
MACOM Technology Solutions Holdings, Inc. (a)	42,812	2,067,820
MaxLinear, Inc. Class A (a)	75,342	2,113,343
MKS Instruments, Inc.	19,016	1,307,350
Monolithic Power Systems, Inc.	6,895	635,030
Tower Semiconductor Ltd. (a)	72,723	1,676,265

		13,374,052

Software — 7.4%
2U, Inc. (a) (c)	52,171	2,069,102
Allscripts Healthcare Solutions, Inc. (a)	91,090	1,155,021
Aspen Technology, Inc. (a)	14,281	841,437

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BroadSoft, Inc. (a)	36,239	$1,456,808
Callidus Software, Inc. (a)	52,542	1,121,772
Envestnet, Inc. (a)	7,693	248,484
Fair Isaac Corp.	12,854	1,657,523
Five9, Inc. (a)	35,800	589,268
Guidewire Software, Inc. (a)	10,651	599,971
HubSpot, Inc. (a)	40,940	2,478,917
Telogis (a) (b)	80,369	255,573
Twilio, Inc. Class A (a) (c)	18,359	530,024
The Ultimate Software Group, Inc. (a)	5,125	1,000,451
Veeva Systems, Inc. Class A (a)	24,869	1,275,282

		15,279,633

		31,009,408

Utilities — 0.9%
Electric — 0.9%
8Point3 Energy Partners LP	51,601	700,226
Black Hills Corp. (c)	16,703	1,110,247

		1,810,473

TOTAL COMMON STOCK (Cost $175,161,469)		201,178,338

PREFERRED STOCK — 1.0%
Communications — 0.5%
Internet — 0.5%
Draftkings, Inc. Series D (a) (b)	14,868	40,144
Draftkings, Inc. Series D 1 (a) (b)	28,744	93,418
The Honest Company Series D (a) (b)	4,027	141,066
Veracode, Inc. Series 8 (a) (b)	10,688	412,984
Zuora, Inc. Series F (a) (b)	69,937	295,834

		983,446

Technology — 0.5%
Software — 0.5%
Cloudera, Inc. Series F (a) (b)	12,068	251,618
Docusign, Inc. Series E (a) (b)	2,601	-
Marklogic Corp. Series F (a) (b)	22,966	241,602
Telogis (a) (b)	109,450	481,843

		975,063

TOTAL PREFERRED STOCK (Cost $1,631,106)		1,958,509

TOTAL EQUITIES (Cost $176,792,575)		203,136,847

	Number of Shares	Value
MUTUAL FUNDS — 13.8%
Diversified Financial Services — 13.8%
iShares Russell 2000 ETF (c)	25,668	$3,528,837
State Street Navigator Securities Lending Prime Portfolio (d)	25,078,115	25,078,115

TOTAL MUTUAL FUNDS (Cost $28,590,434)		28,606,952

TOTAL LONG-TERM INVESTMENTS (Cost $205,383,009)		231,743,799

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$1,058,175	1,058,175

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	14,043	14,043

TOTAL SHORT-TERM INVESTMENTS (Cost $1,072,218)		1,072,218

TOTAL INVESTMENTS — 112.7% (Cost $206,455,227) (f)		232,816,017

Other Assets/(Liabilities) — (12.7)%		(26,165,431)

NET ASSETS — 100.0%		$206,650,586

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $2,393,187 or 1.16% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $24,494,577 or 11.85% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,058,179. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $1,081,405.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 4.3%
Chemicals — 2.3%
American Vanguard Corp.	21,601	$358,560
Innospec, Inc.	6,183	400,349
KMG Chemicals, Inc.	16,000	737,120
Minerals Technologies, Inc.	11,800	903,880

		2,399,909

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (a)	13,000	728,000

Iron & Steel — 1.1%
Carpenter Technology Corp.	18,200	678,860
Reliance Steel & Aluminum Co.	5,800	464,116

		1,142,976

Mining — 0.2%
New Gold, Inc. (a)	56,500	168,370

		4,439,255

Communications — 2.7%
Internet — 0.5%
New Media Investment Group, Inc.	13,100	186,151
Rightside Group Ltd. (a)	31,640	313,869

		500,020

Media — 0.9%
Cable One, Inc.	900	562,023
Scholastic Corp.	8,200	349,074

		911,097

Telecommunications — 1.3%
Harmonic, Inc. (a) (b)	98,300	584,885
Ixia (a)	38,200	750,630

		1,335,515

		2,746,632

Consumer, Cyclical — 9.1%
Apparel — 0.8%
Canada Goose Holdings, Inc. (a)	4,932	78,714
Crocs, Inc. (a)	18,000	127,260
Steven Madden Ltd. (a)	16,100	620,655

		826,629

Auto Manufacturers — 0.1%
Blue Bird Corp. (a) (b)	8,682	148,896

Auto Parts & Equipment — 1.0%
Dorman Products, Inc. (a)	12,200	1,001,986

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	16,900	830,804
Pool Corp.	9,600	1,145,568

		1,976,372

	Number of Shares	Value
Home Builders — 0.7%
Cavco Industries, Inc. (a)	6,000	$698,400

Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	12,000	367,800

Leisure Time — 0.9%
LCI Industries	9,300	928,140

Lodging — 0.5%
ILG, Inc.	22,700	475,792

Retail — 2.4%
Fred’s, Inc. Class A (b)	19,900	260,690
Genesco, Inc. (a)	4,700	260,615
Lumber Liquidators Holdings, Inc. (a) (b)	21,400	449,186
Party City Holdco, Inc. (a) (b)	16,200	227,610
PriceSmart, Inc.	7,300	673,060
Red Robin Gourmet Burgers, Inc. (a) (b)	7,600	444,220
Sportsman’s Warehouse Holdings, Inc. (a) (b)	31,033	148,338

		2,463,719

Textiles — 0.5%
Culp, Inc.	15,700	489,840

		9,377,574

Consumer, Non-cyclical — 14.3%
Agriculture — 0.3%
Vector Group Ltd.	13,779	286,603

Commercial Services — 4.8%
Aaron’s, Inc.	27,900	829,746
American Public Education, Inc. (a)	16,200	370,980
Capella Education Co.	10,300	875,758
FTI Consulting, Inc. (a)	11,200	461,104
Green Dot Corp. Class A (a)	23,580	786,629
Matthews International Corp. Class A	5,700	385,605
McGrath RentCorp	16,099	540,443
Navigant Consulting, Inc. (a)	31,900	729,234

		4,979,499

Foods — 2.4%
Nomad Foods Ltd. (a) (b)	67,100	768,295
Pinnacle Foods, Inc.	9,100	526,617
Post Holdings, Inc. (a)	6,900	603,888
SpartanNash Co.	18,500	647,315

		2,546,115

Health Care – Products — 4.6%
Analogic Corp.	5,300	402,270
Atrion Corp.	2,150	1,006,630
Haemonetics Corp. (a)	19,000	770,830
Halyard Health, Inc. (a)	21,700	826,553
Quidel Corp. (a)	26,100	590,904

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	13,800	$1,126,218

		4,723,405

Health Care – Services — 1.8%
The Ensign Group, Inc.	8,600	161,680
National HealthCare Corp.	5,200	370,760
Select Medical Holdings Corp. (a)	30,600	408,510
Triple-S Management Corp. Class B (a)	12,900	226,653
WellCare Health Plans, Inc. (a)	4,700	658,987

		1,826,590

Household Products & Wares — 0.4%
CSS Industries, Inc.	14,900	386,208

		14,748,420

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Conyers Park Acquisition Corp. (a)	18,300	202,764

Energy — 5.0%
Oil & Gas — 3.1%
Centennial Resource Development, Inc. Class A (a) (b)	25,500	464,865
Matador Resources Co. (a) (b)	34,500	820,755
Parsley Energy, Inc. Class A (a)	17,800	578,678
Western Refining, Inc.	16,600	582,162
WPX Energy, Inc. (a)	57,300	767,247

		3,213,707

Oil & Gas Services — 1.9%
Frank’s International NV	33,500	354,095
Keane Group, Inc. (a) (b)	12,880	184,184
Oceaneering International, Inc.	16,400	444,112
Tesco Corp. (a)	51,300	412,965
TETRA Technologies, Inc. (a)	69,800	284,086
Thermon Group Holdings, Inc. (a)	12,112	252,414

		1,931,856

		5,145,563

Financial — 35.8%
Banks — 18.2%
BankUnited, Inc.	34,900	1,302,119
CoBiz Financial, Inc.	36,700	616,560
Columbia Banking System, Inc.	28,700	1,119,013
East West Bancorp, Inc.	33,526	1,730,277
First Hawaiian, Inc.	13,442	402,185
Glacier Bancorp, Inc.	27,300	926,289
Home BancShares, Inc.	82,550	2,234,628
Hope Bancorp, Inc.	36,200	693,954
Howard Bancorp, Inc. (a)	10,485	196,070
National Bank Holdings Corp. Class A	27,300	887,250
Park Sterling Corp.	26,200	322,522
Pinnacle Financial Partners, Inc.	7,500	498,375
Popular, Inc.	25,900	1,054,907

	Number of Shares	Value
Prosperity Bancshares, Inc.	18,200	$1,268,722
SVB Financial Group (a)	7,850	1,460,806
Synovus Financial Corp.	10,200	418,404
Texas Capital Bancshares, Inc. (a)	10,700	892,915
Towne Bank	35,600	1,153,440
Webster Financial Corp.	16,575	829,413
Wintrust Financial Corp. (b)	11,900	822,528

		18,830,377

Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	8,321	674,583

Financial Services — 1.2%
Houlihan Lokey, Inc.	11,326	390,181
Janus Capital Group, Inc.	33,800	446,160
Stifel Financial Corp. (a)	7,400	371,406

		1,207,747

Insurance — 4.4%
Assured Guaranty Ltd.	17,082	633,913
Employers Holdings, Inc.	15,200	576,840
Kinsale Capital Group, Inc.	10,613	340,041
ProAssurance Corp.	19,700	1,186,925
Radian Group, Inc.	50,900	914,164
Safety Insurance Group, Inc.	5,400	378,540
State Auto Financial Corp.	16,900	463,905

		4,494,328

Private Equity — 0.2%
Safeguard Scientifics, Inc. (a)	19,200	243,840

Real Estate Investment Trusts (REITS) — 8.7%
Acadia Realty Trust	23,900	718,434
American Assets Trust, Inc.	6,200	259,408
American Campus Communities, Inc.	9,900	471,141
Cedar Realty Trust, Inc.	155,500	780,610
Douglas Emmett, Inc.	14,700	564,480
EastGroup Properties, Inc.	12,100	889,713
First Potomac Realty Trust	60,390	620,809
Healthcare Realty Trust, Inc.	15,100	490,750
Kilroy Realty Corp.	9,000	648,720
Potlatch Corp.	16,000	731,200
PS Business Parks, Inc.	6,200	711,512
Retail Opportunity Investments Corp.	18,000	378,540
Saul Centers, Inc.	11,700	720,954
Sunstone Hotel Investors, Inc.	20,800	318,864
Washington Real Estate Investment Trust	22,000	688,160

		8,993,295

Savings & Loans — 2.4%
Beneficial Bancorp, Inc.	42,823	685,168
Meridian Bancorp, Inc.	17,500	320,250
United Financial Bancorp, Inc.	45,600	775,656
WSFS Financial Corp.	14,700	675,465

		2,456,539

		36,900,709

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 17.6%
Aerospace & Defense — 0.8%
Kaman Corp. (b)	8,300	$399,479
Triumph Group, Inc. (b)	16,700	430,025

		829,504

Building Materials — 0.6%
Universal Forest Products, Inc.	6,400	630,656

Electrical Components & Equipment — 4.1%
Advanced Energy Industries, Inc. (a)	11,200	767,872
Belden, Inc.	18,960	1,311,842
Energizer Holdings, Inc.	11,700	652,275
Littelfuse, Inc.	9,500	1,519,145

		4,251,134

Electronics — 4.2%
Badger Meter, Inc. (b)	13,600	499,800
Brady Corp. Class A	13,900	537,235
ESCO Technologies, Inc.	17,900	1,039,990
Knowles Corp. (a) (b)	45,100	854,645
Methode Electronics, Inc.	13,200	601,920
SYNNEX Corp.	7,200	805,968

		4,339,558

Engineering & Construction —0.8%
Aegion Corp. (a)	33,200	760,612

Environmental Controls — 0.4%
MSA Safety, Inc.	6,200	438,278

Machinery – Diversified — 0.6%
Applied Industrial Technologies, Inc.	10,100	624,685

Metal Fabricate & Hardware —1.6%
CIRCOR International, Inc.	10,700	636,008
RBC Bearings, Inc. (a)	5,900	572,831
Sun Hydraulics Corp.	12,600	454,986

		1,663,825

Miscellaneous – Manufacturing —1.5%
Colfax Corp. (a)	11,500	451,490
Hillenbrand, Inc.	10,230	366,746
Myers Industries, Inc.	45,750	725,137

		1,543,373

Transportation — 3.0%
Genesee & Wyoming, Inc. Class A (a)	10,050	681,993
Kirby Corp. (a)	6,750	476,213
Landstar System, Inc.	19,000	1,627,350
Universal Logistics Holdings, Inc.	22,300	320,005

		3,105,561

		18,187,186

Technology — 3.0%
Computers — 0.6%
CSRA, Inc.	19,700	577,013

	Number of Shares	Value
Semiconductors — 1.4%
Brooks Automation, Inc.	25,500	$571,200
Cabot Microelectronics Corp.	8,400	643,524
Rudolph Technologies, Inc. (a)	12,800	286,720

		1,501,444

Software — 1.0%
Callidus Software, Inc. (a)	24,300	518,805
Progress Software Corp.	19,100	554,855

		1,073,660

		3,152,117

Utilities — 6.6%
Electric — 3.8%
El Paso Electric Co.	11,100	560,550
NorthWestern Corp.	15,100	886,370
NRG Energy, Inc.	32,800	613,360
PNM Resources, Inc.	33,100	1,224,700
Portland General Electric Co.	14,800	657,416

		3,942,396

Gas — 2.5%
Atmos Energy Corp.	7,200	568,728
Chesapeake Utilities Corp.	12,700	878,840
ONE Gas, Inc.	17,300	1,169,480

		2,617,048

Water — 0.3%
California Water Service Group	7,800	279,631

		6,839,075

TOTAL COMMON STOCK (Cost $74,019,793)		101,739,295

TOTAL EQUITIES (Cost $74,019,793)		101,739,295

MUTUAL FUNDS — 5.7%
Diversified Financial Services — 5.7%
State Street Navigator Securities Lending Prime Portfolio (c)	5,933,427	5,933,427
T. Rowe Price Reserve Investment Fund	1,006	1,006

TOTAL MUTUAL FUNDS (Cost $5,934,433)		5,934,433

TOTAL LONG-TERM INVESTMENTS (Cost $79,954,226)		107,673,728

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$1,604,949	$1,604,949

TOTAL SHORT-TERM INVESTMENTS (Cost $1,604,949)		1,604,949

TOTAL INVESTMENTS — 105.9% (Cost $81,559,175) (e)		109,278,677

Other Assets/(Liabilities) — (5.9)%		(6,100,844)

NET ASSETS — 100.0%		$103,177,833

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $5,773,565 or 5.60% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,604,956. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $1,638,850.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 1.7%
Chemicals — 1.7%
Huntsman Corp.	83,950	$2,060,133
Ingevity Corp. (a)	30,340	1,846,189

		3,906,322

Communications — 3.3%
Internet — 1.2%
CDW Corp.	44,400	2,562,324

Media — 0.8%
Scholastic Corp.	43,090	1,834,341

Telecommunications — 1.3%
Infinera Corp. (a)	147,500	1,508,925
NETGEAR, Inc. (a)	30,086	1,490,762

		2,999,687

		7,396,352

Consumer, Cyclical — 17.4%
Airlines — 1.2%
SkyWest, Inc.	80,920	2,771,510

Apparel — 0.6%
Crocs, Inc. (a)	196,660	1,390,386

Auto Parts & Equipment — 3.4%
Dana, Inc.	140,623	2,715,430
Lear Corp.	15,416	2,182,597
Tenneco, Inc.	44,721	2,791,485

		7,689,512

Distribution & Wholesale — 1.4%
Anixter International, Inc. (a)	38,800	3,076,840

Entertainment — 1.5%
Regal Entertainment Group Class A	144,330	3,258,971

Home Builders — 2.2%
CalAtlantic Group, Inc.	79,190	2,965,666
PulteGroup, Inc.	82,020	1,931,571

		4,897,237

Retail — 7.1%
Big Lots, Inc.	26,298	1,280,187
Bloomin’ Brands, Inc.	162,740	3,210,860
Brinker International, Inc.	61,819	2,717,563
Burlington Stores, Inc. (a)	19,559	1,902,895
Caleres, Inc.	68,940	1,821,395
The Children’s Place, Inc.	16,762	2,012,278
The Michaels Cos., Inc. (a)	131,140	2,936,225

		15,881,403

		38,965,859

	Number of Shares	Value
Consumer, Non-cyclical — 10.9%
Commercial Services — 4.6%
ABM Industries, Inc.	38,950	$1,698,220
Booz Allen Hamilton Holding Corp.	92,410	3,270,390
Quanta Services, Inc. (a)	65,330	2,424,397
Sotheby’s (a)	63,040	2,867,059

		10,260,066

Foods — 0.6%
Ingredion, Inc.	10,482	1,262,347

Health Care – Services — 5.0%
ICON PLC (a)	40,850	3,256,562
LifePoint Health, Inc. (a)	51,230	3,355,565
Molina Healthcare, Inc. (a)	49,270	2,246,712
WellCare Health Plans, Inc. (a)	16,810	2,356,930

		11,215,769

Pharmaceuticals — 0.7%
Horizon Pharma PLC (a)	102,750	1,518,645

		24,256,827

Energy — 8.7%
Oil & Gas — 6.5%
Helmerich & Payne, Inc.	32,270	2,148,214
HollyFrontier Corp.	55,120	1,562,101
Oasis Petroleum, Inc. (a)	173,310	2,471,401
QEP Resources, Inc. (a)	208,350	2,648,128
SM Energy Co.	102,720	2,467,334
SRC Energy, Inc. (a)	376,220	3,175,297

		14,472,475

Oil & Gas Services — 2.2%
Oil States International, Inc. (a)	64,550	2,139,833
RPC, Inc.	150,450	2,754,739

		4,894,572

		19,367,047

Financial — 23.3%
Banks — 10.8%
Associated Banc-Corp.	100,347	2,448,467
Comerica, Inc.	53,285	3,654,285
Fulton Financial Corp.	133,970	2,391,364
Huntington Bancshares, Inc.	297,745	3,986,806
Synovus Financial Corp.	63,950	2,623,229
Texas Capital Bancshares, Inc. (a)	28,580	2,385,001
Webster Financial Corp.	58,593	2,931,994
Zions Bancorp	90,815	3,814,230

		24,235,376

Diversified Financial Services — 0.6%
OneMain Holdings, Inc. (a)	52,990	1,316,802

Insurance — 8.3%
American Financial Group, Inc.	37,040	3,534,357

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Essent Group Ltd. (a)	89,270	$3,228,896
First American Financial Corp.	59,560	2,339,517
The Hanover Insurance Group, Inc.	15,540	1,399,532
Reinsurance Group of America, Inc.	25,990	3,300,210
Selective Insurance Group, Inc.	44,740	2,109,491
Validus Holdings Ltd.	44,630	2,516,686

		18,428,689

Real Estate Investment Trusts (REITS) — 3.6%
Education Realty Trust, Inc.	73,970	3,021,674
Empire State Realty Trust, Inc. Class A	89,790	1,853,266
Gramercy Property Trust	123,868	3,257,728

		8,132,668

		52,113,535

Industrial — 18.7%
Aerospace & Defense — 1.1%
Esterline Technologies Corp. (a)	28,120	2,419,726

Electrical Components & Equipment — 1.2%
EnerSys	33,950	2,680,013

Electronics — 2.2%
Avnet, Inc.	65,710	3,006,890
Vishay Intertechnology, Inc.	118,556	1,950,246

		4,957,136

Engineering & Construction — 2.7%
AECOM (a)	79,673	2,835,562
Tutor Perini Corp. (a)	104,140	3,311,652

		6,147,214

Hand & Machine Tools — 1.4%
Regal Beloit Corp.	41,270	3,122,075

Machinery – Construction & Mining — 2.7%
Oshkosh Corp.	46,330	3,177,775
Terex Corp.	87,540	2,748,756

		5,926,531

Machinery – Diversified — 1.2%
SPX FLOW, Inc. (a)	77,970	2,706,339

Miscellaneous – Manufacturing — 1.9%
ITT, Inc.	41,110	1,686,332
Trinseo SA	39,740	2,666,554

		4,352,886

Packaging & Containers — 1.5%
Graphic Packaging Holding Co.	254,880	3,280,305

Transportation — 2.8%
Atlas Air Worldwide Holdings, Inc. (a)	39,030	2,164,214
Ryder System, Inc.	26,860	2,026,318

	Number of Shares	Value
Werner Enterprises, Inc.	81,090	$2,124,558

		6,315,090

		41,907,315

Technology — 10.6%
Computers — 4.9%
Amdocs Ltd.	53,618	3,270,162
Genpact Ltd.	111,087	2,750,514
NCR Corp. (a)	59,040	2,696,947
VeriFone Systems, Inc. (a)	119,260	2,233,740

		10,951,363

Semiconductors — 4.3%
Cypress Semiconductor Corp.	247,090	3,399,958
Integrated Device Technology, Inc. (a)	81,520	1,929,578
Mellanox Technologies Ltd. (a)	29,760	1,516,272
Qorvo, Inc. (a)	40,430	2,771,881

		9,617,689

Software — 1.4%
Verint Systems, Inc. (a)	74,490	3,231,004

		23,800,056

Utilities — 3.0%
Electric — 2.4%
PNM Resources, Inc.	78,443	2,902,391
Portland General Electric Co.	52,130	2,315,615

		5,218,006

Gas — 0.6%
Southwest Gas Holdings, Inc.	17,020	1,411,128

		6,629,134

TOTAL COMMON STOCK (Cost $179,873,048)		218,342,447

TOTAL EQUITIES (Cost $179,873,048)		218,342,447

TOTAL LONG-TERM INVESTMENTS (Cost $179,873,048)		218,342,447

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$1,978,353	1,978,353

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.1%
Euro Time Deposit 0.090% 4/03/17	$182,085	$182,085

TOTAL SHORT-TERM INVESTMENTS (Cost $2,160,438)		2,160,438

TOTAL INVESTMENTS — 98.6% (Cost $182,033,486) (c)		220,502,885

Other Assets/(Liabilities) — 1.4%		3,082,847

NET ASSETS — 100.0%		$223,585,732

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,978,361. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,021,976.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.9%

BANK LOANS — 0.2%
Diversified Financial Services — 0.2%
AerCap Holdings N.V., A Deferred Principal 3.397% 10/06/23	$840,000	$848,610

TOTAL BANK LOANS (Cost $352,135)		848,610

CORPORATE DEBT — 25.2%
Aerospace & Defense — 0.2%
United Technologies Corp. STEP 1.778% 5/04/18	1,000,000	999,717

Airlines — 0.6%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,752,931	1,945,753
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	380,692	436,846

		2,382,599

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC 1.684% 9/08/17	750,000	749,810
Ford Motor Credit Co. LLC 2.145% 1/09/18	500,000	501,271
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	505,434

		1,756,515

Auto Parts & Equipment — 0.1%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	210,000	210,000

Banks — 8.3%
American Express Centurion Bank 6.000% 9/13/17	750,000	764,896
Bank of America Corp. 5.650% 5/01/18	500,000	520,209
Bank of America Corp. 6.000% 9/01/17	500,000	508,981
Bank of America Corp. 6.875% 4/25/18	4,950,000	5,208,553
Bank of America Corp. 6.875% 11/15/18	750,000	807,610
Bank of America Corp. 7.625% 6/01/19	1,000,000	1,114,790
Citigroup, Inc. 1.550% 8/14/17	1,350,000	1,349,762
Citigroup, Inc. 1.850% 11/24/17	1,000,000	1,001,740
Citigroup, Inc. 2.050% 12/07/18	1,000,000	1,001,825

	Principal Amount	Value
Citigroup, Inc. 6.125% 5/15/18	$2,720,000	$2,847,149
The Goldman Sachs Group, Inc. 2.375% 1/22/18	1,500,000	1,508,223
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,100,000	2,168,611
The Goldman Sachs Group, Inc. 6.150% 4/01/18	1,860,000	1,937,711
The Goldman Sachs Group, Inc. 7.500% 2/15/19	500,000	548,730
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,151,940
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 1.588% 4/25/18	700,000	702,893
JP Morgan Chase & Co. 2.950% 10/01/26	895,000	850,934
JP Morgan Chase & Co. 4.500% 1/24/22	900,000	969,926
JP Morgan Chase & Co. 6.000% 1/15/18	1,000,000	1,033,756
JP Morgan Chase Bank NA 6.000% 10/01/17	500,000	510,476
Morgan Stanley 3 mo. USD LIBOR + .800%, FRN 1.842% 2/14/20	2,000,000	2,004,350
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 2.318% 4/25/18	1,000,000	1,010,373
Morgan Stanley 5.500% 7/24/20	250,000	272,928
Morgan Stanley 5.950% 12/28/17	500,000	515,578
Morgan Stanley 6.625% 4/01/18	895,000	936,780
Wells Fargo & Co. 2.100% 7/26/21	710,000	695,390
Wells Fargo & Co. 2.500% 3/04/21	1,410,000	1,405,963
Wells Fargo & Co. 3.000% 4/22/26	475,000	455,867
Wells Fargo Bank NA 2.150% 12/06/19	1,000,000	1,003,368

		34,809,312

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	1,399,000	1,414,669
Constellation Brands, Inc. 6.000% 5/01/22	325,000	369,424
DS Services of America, Inc. (a) 10.000% 9/01/21	330,000	353,925

		2,138,018

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.9%
Amgen, Inc. 4.400% 5/01/45	$500,000	$485,321
Baxalta, Inc. 2.875% 6/23/20	725,000	735,186
Celgene Corp. 5.000% 8/15/45	750,000	785,036
Gilead Sciences, Inc. 3.250% 9/01/22	600,000	612,908
Gilead Sciences, Inc. 4.150% 3/01/47	1,195,000	1,114,425

		3,732,876

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	180,000	184,500
Valvoline, Inc. (a) 5.500% 7/15/24	200,000	210,000

		394,500

Commercial Services — 0.1%
IHS Markit Ltd. (a) 5.000% 11/01/22	225,000	235,687

Computers — 0.2%
Apple, Inc. 4.650% 2/23/46	850,000	912,052

Diversified Financial Services — 0.7%
CIT Group, Inc. (a) 6.625% 4/01/18	350,000	364,438
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	696,101
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	780,000	823,644
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,068,748

		2,952,931

Electric — 2.5%
Dominion Resources, Inc. (a) 1.875% 12/15/18	1,000,000	998,264
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	995,567
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,000,000	1,116,523
Emera US Finance LP 2.150% 6/15/19	1,068,000	1,067,677
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	854,153
Jersey Central Power & Light Co. 5.650% 6/01/17	500,000	503,036
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	493,258

	Principal Amount	Value
Kansas City Power & Light Co. 3.150% 3/15/23	$500,000	$503,122
LG&E and KU Energy LLC 4.375% 10/01/21	1,200,000	1,266,940
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,570,960
Southern California Edison Co. 3.600% 2/01/45	400,000	377,854
The Southern Co. 1.550% 7/01/18	750,000	747,124

		10,494,478

Entertainment — 0.1%
Churchill Downs, Inc. 5.375% 12/15/21	175,000	182,000
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	200,000	206,500

		388,500

Food Services — 0.0%
Aramark Services, Inc. 4.750% 6/01/26	200,000	201,250

Foods — 0.6%
Chobani LLC/Chobani Finance Corp., Inc. (a) (b) 7.500% 4/15/25	105,000	107,494
Kraft Heinz Foods Co. 1.600% 6/30/17	558,000	558,170
Kraft Heinz Foods Co. 3.950% 7/15/25	500,000	507,592
Lamb Weston Holdings, Inc. (a) 4.875% 11/01/26	210,000	214,200
Mondelez International Holdings Netherlands BV (a) 1.625% 10/28/19	1,195,000	1,176,979

		2,564,435

Gas — 0.3%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	1,095,000	1,261,967
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	95,915

		1,357,882

Health Care – Services — 1.3%
Aetna, Inc. 2.800% 6/15/23	485,000	481,037
Anthem, Inc. 3.125% 5/15/22	500,000	502,563
Anthem, Inc. 3.300% 1/15/23	530,000	534,553
Catholic Health Initiatives 2.950% 11/01/22	500,000	483,494
Centene Corp. 4.750% 1/15/25	259,000	260,458

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DaVita, Inc. 5.000% 5/01/25	$177,000	$177,443
HCA, Inc. 5.000% 3/15/24	700,000	734,125
Northwell Healthcare, Inc. 3.979% 11/01/46	585,000	537,406
Providence St Joseph Health Obligated Group 2.746% 10/01/26	845,000	805,107
RWJ Barnabas Health, Inc. 3.949% 7/01/46	595,000	560,750
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.631% 6/15/20	350,000	351,750
Tenet Healthcare Corp. 6.000% 10/01/20	40,000	42,300
WellCare Health Plans, Inc. 5.250% 4/01/25	155,000	158,612

		5,629,598

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	125,000	131,875
Spectrum Brands, Inc. 5.750% 7/15/25	85,000	89,888

		221,763

Insurance — 0.7%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	513,388
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	787,807
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	970,000	976,305
New York Life Global Funding (a) 1.550% 11/02/18	750,000	748,731

		3,026,231

Media — 0.9%
21st Century Fox America, Inc. 3.000% 9/15/22	890,000	889,253
Altice US Finance I Corp. (a) 5.375% 7/15/23	425,000	438,281
CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b) 5.125% 5/01/27	299,000	300,495
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	875,000	922,715
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	200,000	230,267

	Principal Amount	Value
CSC Holdings LLC (a) 5.500% 4/15/27	$400,000	$406,500
CSC Holdings LLC 8.625% 2/15/19	100,000	109,750
DISH DBS Corp. 5.875% 7/15/22	100,000	105,062
DISH DBS Corp. 6.750% 6/01/21	70,000	75,556
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	205,000	206,794
Virgin Media Secured Finance PLC (a) 5.250% 1/15/26	200,000	201,000

		3,885,673

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 5.875% 1/14/38	244,000	307,964
Siemens Financieringsmaatschappij NV (a) 2.000% 9/15/23	550,000	522,115

		830,079

Oil & Gas — 0.2%
Gulfport Energy Corp. (a) 6.375% 5/15/25	200,000	196,500
Noble Energy, Inc. 5.250% 11/15/43	140,000	145,584
Shell International Finance BV 4.375% 5/11/45	415,000	420,853

		762,937

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	650,000	643,837
Ball Corp. 4.375% 12/15/20	350,000	366,625
Graphic Packaging International, Inc. 4.125% 8/15/24	200,000	198,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	410,000	421,791
Sealed Air Corp. (a) 5.500% 9/15/25	190,000	201,400

		1,831,903

Pharmaceuticals — 0.9%
AbbVie, Inc. 1.800% 5/14/18	500,000	500,562
AbbVie, Inc. 3.200% 5/14/26	357,000	343,176
AbbVie, Inc. 3.600% 5/14/25	500,000	500,094

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Actavis Funding SCS 3.800% 3/15/25	$1,350,000	$1,362,316
Grifols Worldwide Operations Ltd. 5.250% 4/01/22	200,000	207,600
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	500,000	496,397
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	308,000
Valeant Pharmaceuticals International, Inc. (a) 5.625% 12/01/21	100,000	80,500
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	100,000	77,000

		3,875,645

Pipelines — 0.7%
Energy Transfer Partners LP 3 mo. USD LIBOR + 3.018%, FRN 4.052% 11/01/66	170,000	143,650
Energy Transfer Partners LP 5.150% 3/15/45	400,000	378,614
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,109,377
Kinder Morgan Energy Partners LP 3.500% 9/01/23	567,000	558,050
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	155,000	163,137
Rockies Express Pipeline LLC (a) 6.000% 1/15/19	75,000	78,188
Williams Partners LP 3.600% 3/15/22	683,000	692,820

		3,123,836

Real Estate Investment Trusts (REITS) — 2.0%
Equinix, Inc. 5.375% 5/15/27	223,000	230,248
HCP, Inc. 3.400% 2/01/25	1,000,000	969,355
HCP, Inc. 3.875% 8/15/24	500,000	502,791
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	100,000	105,500
National Retail Properties, Inc. 6.875% 10/15/17	750,000	770,377
Realty Income Corp. 2.000% 1/31/18	750,000	751,272
SBA Communications Corp. (a) 4.875% 9/01/24	210,000	207,333

	Principal Amount	Value
Ventas Realty LP 3.500% 2/01/25	$1,500,000	$1,468,206
VEREIT Operating Partnership LP 4.875% 6/01/26	200,000	208,250
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	1,550,000	1,550,383
Welltower, Inc. 4.000% 6/01/25	830,000	841,283
Welltower, Inc. 4.125% 4/01/19	750,000	774,830

		8,379,828

Retail — 0.3%
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	399,992
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	407,380
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	280,512

		1,087,884

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	200,000	207,500

Software — 0.3%
First Data Corp. (a) 5.000% 1/15/24	426,000	433,455
Microsoft Corp. 3.750% 2/12/45	635,000	602,384
Quintiles IMS, Inc. (a) 4.875% 5/15/23	175,000	177,406
Quintiles IMS, Inc. (a) 5.000% 10/15/26	200,000	200,750

		1,413,995

Telecommunications — 1.4%
AT&T, Inc. 3.600% 2/17/23	200,000	202,560
AT&T, Inc. 4.125% 2/17/26	500,000	507,050
AT&T, Inc. 4.750% 5/15/46	750,000	699,815
AT&T, Inc. 5.450% 3/01/47	1,030,000	1,052,921
Level 3 Financing, Inc. 5.250% 3/15/26	90,000	90,450
Level 3 Financing, Inc. 5.625% 2/01/23	175,000	181,125
Sprint Communications, Inc. (a) 9.000% 11/15/18	400,000	435,500
T-Mobile USA, Inc. 5.375% 4/15/27	133,000	137,323
T-Mobile USA, Inc. 6.633% 4/28/21	80,000	82,680

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 4.522% 9/15/48	$600,000	$543,581
Verizon Communications, Inc. 4.862% 8/21/46	600,000	576,839
Verizon Communications, Inc. 5.150% 9/15/23	500,000	550,299
Verizon Communications, Inc. 5.250% 3/16/37	630,000	651,338

		5,711,481

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	265,000	264,651

TOTAL CORPORATE DEBT (Cost $106,638,346)		105,783,756

MUNICIPAL OBLIGATIONS — 1.2%
Alabama Economic Settlement Authority 3.163% 9/15/25	1,000,000	1,005,780
City of New York NY 5.206% 10/01/31	750,000	869,280
Commonwealth of Massachusetts 4.910% 5/01/29	550,000	636,015
Los Angeles Community College District 6.750% 8/01/49	900,000	1,309,059
New York City Water & Sewer System 5.882% 6/15/44	315,000	410,300
New York State Dormitory Authority 5.289% 3/15/33	750,000	880,882

		5,111,316

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,775,963)		5,111,316

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Automobile ABS — 0.1%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2 0.820% 7/23/18	302,883	302,607
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	331,589	331,317

		633,924

Commercial MBS — 2.2%
7 WTC Depositor LLC Trust, Series 2012-7WTC, Class A (a) 4.082% 3/13/31	95,236	95,691

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	$375,000	$378,196
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.858% 2/24/51	63,262	63,427
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	340,000	347,006
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	340,000	347,132
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	325,000	351,872
GS Mortgage Securities Corp., Series 2012-ALOH, Class A (a) 3.551% 4/10/34	370,000	387,174
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3 2.829% 10/15/45	1,900,000	1,913,189
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2 (a) 3.616% 11/15/43	841,906	849,880
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	340,000	348,485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,780,000	1,798,991
Morgan Stanley Capital I Trust, Series 2015-420, Class A (a) 3.727% 10/11/50	400,000	413,453
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.834% 1/13/32	330,000	347,618
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, VRN (a) 3.872% 1/05/43	370,000	360,310
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	529,259
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, VRN (a) 4.902% 6/15/44	800,000	872,780

		9,404,463

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Card ABS — 0.2%
Chase Issuance Trust, Series 2015-A6, Class A6, 1 mo. LIBOR + .250%, FRN 1.162% 5/15/19	$865,000	$865,073

Home Equity ABS — 0.7%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 1.392% 12/25/35	1,428,784	1,432,798
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 2.032% 10/25/34	1,483,378	1,410,841

		2,843,639

Other ABS — 1.6%
Blue Hill CLO Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 1/15/26	960,000	959,942
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN 4.880% 10/25/46	1,662,548	1,532,899
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 1.452% 7/25/35	805,742	798,526
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 2.353% 4/15/27	1,060,000	1,061,493
RAMP Trust, Series 2005-RS2, Class M2, 1 mo. USD LIBOR + .480%, FRN 1.462% 2/25/35	370,489	370,470
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 1.468% 5/25/35	1,227,862	1,202,550
Voya CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.458% 7/25/26	800,000	800,150

		6,726,030

Student Loans ABS — 5.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 7/25/56	993,821	987,121
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%, FRN 1.351% 3/28/35	1,500,000	1,412,874

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%, FRN (a) 1.572% 4/25/46	$1,595,679	$1,539,714
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.582% 2/27/51	2,031,077	2,026,002
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%, FRN (a) 1.732% 11/25/42	1,442,446	1,423,069
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.291% 9/15/39	2,300,000	2,144,689
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN 1.411% 3/15/40	381,506	344,516
SLM Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090%, FRN 1.128% 1/26/26	1,864,205	1,855,107
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 1.218% 7/25/55	199,133	182,825
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.338% 1/25/41	194,829	176,890
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. USD LIBOR + .380%, FRN 1.418% 10/25/24	1,831,636	1,824,750
SLM Student Loan Trust, Series 2012-1, Class A2, 1 mo. USD LIBOR + .450%, FRN 1.432% 11/25/20	143,433	143,453
SLM Student Loan Trust, Series 2011-1, Class A1, 1 mo. USD LIBOR + .520%, FRN 1.502% 3/25/26	920,642	923,772
SLM Student Loan Trust, Series 2003-10A, Class A3, 3 mo. LIBOR + .470%, FRN (a) 1.601% 12/15/27	1,363,491	1,360,912
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.682% 1/25/29	1,440,848	1,429,955

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-6, Class B, 3 mo. USD LIBOR + .850%, FRN 1.888% 4/27/43	$551,220	$496,798
SLM Student Loan Trust, Series 2007-8, Class B, 3 mo. USD LIBOR + 1.000%, FRN 2.038% 4/27/83	200,203	177,147
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 2.538% 4/25/23	1,382,575	1,409,205
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 2.888% 7/25/73	700,000	688,521
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.288% 10/25/83	680,000	687,908

		21,235,228

WL Collateral CMO — 4.3%
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, VRN 3.178% 3/25/37	808,746	761,021
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 2.930% 10/25/35	1,026,462	1,044,240
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, VRN 2.988% 11/25/35	1,399,486	1,340,973
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 1.502% 4/25/35	1,642,576	1,513,409
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + ..270%, FRN 1.252% 10/25/36	2,539,989	1,723,104
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, VRN 3.260% 10/25/35	1,562,191	1,334,772
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (a) 1.454% 11/26/46	1,394,600	1,346,940
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 1.848% 2/25/35	2,603,018	2,491,181

	Principal Amount	Value
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (a) 0.955% 5/26/47	$968,832	$952,921
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 1.272% 10/25/45	1,357,304	1,297,016
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 1.312% 1/25/45	1,285,415	1,230,538
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	1,390,829	1,317,427
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, VRN 3.103% 1/25/35	386,928	403,874
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, VRN 3.175% 4/25/36	1,319,042	1,297,980

		18,055,396

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,767,766)		59,763,753

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.8%
Pass-Through Securities — 28.8%
Federal Home Loan Mortgage Corp. Pool #G18622 2.500% 12/01/31	1,090,964	1,093,137
Pool #G18626 2.500% 1/01/32	1,050,838	1,052,932
Pool #G18592 3.000% 3/01/31	746,800	767,162
Pool #G18627 3.000% 1/01/32	2,153,879	2,211,259
Pool #G08710 3.000% 6/01/46	450,120	446,463
Pool #G08715 3.000% 8/01/46	3,427,328	3,399,481
Pool #G08726 3.000% 10/01/46	3,276,227	3,248,584
Pool #G08732 3.000% 11/01/46	1,145,413	1,135,749

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08737 3.000% 12/01/46	$409,915	$406,456
Pool #G08741 3.000% 1/01/47	2,805,235	2,781,566
Pool #G08747 3.000% 2/01/47	800,524	793,770
Pool #G07848 3.500% 4/01/44	3,101,987	3,205,346
Pool #G60023 3.500% 4/01/45	3,238,638	3,335,923
Pool #G08698 3.500% 3/01/46	4,478,894	4,584,743
Pool #G08702 3.500% 4/01/46	1,264,326	1,294,206
Pool #G08706 3.500% 5/01/46	554,266	567,365
Pool #G08711 3.500% 6/01/46	1,915,603	1,960,275
Pool #G67700 3.500% 8/01/46	956,787	984,033
Pool #G08716 3.500% 8/01/46	2,648,576	2,710,341
Pool #G08722 3.500% 9/01/46	532,128	544,538
Pool #G08742 3.500% 1/01/47	1,784,035	1,825,918
Pool #G08677 4.000% 11/01/45	1,708,726	1,792,694
Pool #G60344 4.000% 12/01/45	2,167,104	2,291,204
Pool #G08707 4.000% 5/01/46	2,169,722	2,276,344
Federal Home Loan Mortgage Corp. TBA, Pool #2789 4.000% 4/01/43 (b)	1,000,000	1,048,984
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	498,812
Pool #AM0992 2.340% 11/01/22	820,000	817,865
Pool #AM1402 2.420% 11/01/22	945,000	946,540
Pool #MA2740 2.500% 9/01/26	1,818,442	1,844,795
Pool #AM0827 2.600% 11/01/22	994,015	1,005,429
Pool #AM2808 2.700% 3/01/23	375,000	380,455
Pool #AN1089 2.740% 3/01/26	690,000	681,845
Pool #AL6829 2.964% 5/01/27	1,365,765	1,364,538

	Principal Amount	Value
Pool #MA2915 3.000% 2/01/27	$1,153,823	$1,188,528
Pool #MA1607 3.000% 10/01/33	883,086	901,886
Pool #AM9188 3.120% 6/01/35	780,000	755,656
Pool #FN0039 3.201% 9/01/27	826,233	839,557
Pool #AN4431 3.220% 1/01/27	805,000	819,349
Pool #AB4262 3.500% 1/01/32	974,775	1,018,069
Pool #MA1512 3.500% 7/01/33	430,455	448,632
Pool #MA1148 3.500% 8/01/42	2,969,357	3,039,068
Pool #469621 3.650% 11/01/21	1,588,115	1,671,210
Pool #AM4109 3.850% 8/01/25	421,513	449,201
Pool #AM4108 3.850% 8/01/25	378,888	403,776
Pool #466960 3.890% 12/01/20	1,134,740	1,197,015
Pool #466919 3.930% 1/01/21	1,469,769	1,553,334
Pool #AM4236 3.940% 8/01/25	627,593	672,378
Pool #468551 3.980% 7/01/21	1,230,000	1,310,120
Pool #AL9549 4.000% 9/01/46	1,141,869	1,197,981
Pool #AL9027 4.000% 9/01/46	2,403,146	2,521,238
Pool #AM5165 4.080% 1/01/29	650,604	701,457
Pool #931504 4.500% 7/01/39	125,125	135,638
Pool #986268 5.000% 7/01/38	2,099	2,301
Pool #AD6374 5.000% 5/01/40	41,650	45,645
Pool #AI2733 5.000% 5/01/41	351,586	385,193
Pool #977014 5.500% 5/01/38	46,895	52,854
Pool #985524 5.500% 6/01/38	42,011	47,047
Pool #988578 5.500% 8/01/38	309,349	346,531
Pool #995482 5.500% 1/01/39	215,150	242,489

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #6237 3.000% 6/01/44 (b)	$2,090,000	$2,072,366
Pool #1058 3.500% 2/01/44 (b)	5,375,000	5,498,457
Pool #11192 4.000% 3/01/43 (b)	3,965,000	4,159,223
Pool #20567 4.500% 10/01/40 (b)	17,460,000	18,724,486
Government National Mortgage Association, Pool #MA3736 3.500% 6/20/46	1,190,128	1,235,827
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	2,923,313	2,952,204
Pool #MA3521 3.500% 3/20/46	1,326,637	1,377,577
Pool #MA3597 3.500% 4/20/46	851,761	884,467
Pool #MA3663 3.500% 5/20/46	612,941	636,477
Pool #MA3937 3.500% 9/20/46	481,685	500,181
Pool #MA4127 3.500% 12/20/46	1,587,839	1,648,437
Government National Mortgage Association II TBA Pool #587 3.000% 2/01/45 (b)	2,020,000	2,037,991
Pool #304 3.500% 9/01/44 (b)	1,905,000	1,975,396
Pool #1235 4.000% 1/01/44 (b)	1,935,000	2,043,995

		120,991,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $122,115,827)		120,991,989

U.S. TREASURY OBLIGATIONS — 30.3%
U.S. Treasury Bonds & Notes — 30.3%
U.S. Treasury Bond 2.875% 11/15/46	3,905,000	3,790,047
U.S. Treasury Bond 3.000% 2/15/47	15,390,000	15,338,299
U.S. Treasury Inflation Index 0.375% 7/15/25	4,133,202	4,143,766
U.S. Treasury Inflation Index 0.750% 2/15/45	3,196,255	3,042,605

	Principal Amount	Value
U.S. Treasury Note 0.750% 10/31/17	$6,115,000	$6,108,073
U.S. Treasury Note 1.000% 12/31/17	3,475,000	3,474,579
U.S. Treasury Note 1.125% 2/28/19	12,275,000	12,247,333
U.S. Treasury Note 1.250% 3/31/19	12,265,000	12,263,083
U.S. Treasury Note 1.500% 1/31/22	8,885,000	8,710,215
U.S. Treasury Note 1.875% 1/31/22	3,625,000	3,617,382
U.S. Treasury Note 1.875% 2/28/22	27,070,000	27,013,746
U.S. Treasury Note 1.875% 3/31/22	7,065,000	7,047,337
U.S. Treasury Note 2.250% 2/15/27	20,600,000	20,339,282

		127,135,747

TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,883,567)		127,135,747

TOTAL BONDS & NOTES (Cost $419,533,604)		419,635,171

TOTAL LONG-TERM INVESTMENTS (Cost $419,533,604)		419,635,171

SHORT-TERM INVESTMENTS — 7.8%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	7,111,494	7,111,494

Sovereign Debt Obligations — 3.9%
Japan Treasury Discount Bill JPY (d) 0.000% 4/17/17	600,000,000	5,389,679
Japan Treasury Discount Bill JPY (d) 0.000% 5/01/17	700,000,000	6,288,664
Japan Treasury Discount Bill JPY (d) 0.000% 6/19/17	520,000,000	4,673,059

		16,351,402

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	5,381	5,381

U.S. Treasury Bill — 2.2%
U.S. Treasury Bill (e) 0.473% 4/06/17	248,000	247,987
U.S. Treasury Bill 0.500% 4/27/17	5,725,000	5,722,212

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.710% 4/20/17	$3,400,000	$3,398,830

		9,369,029

TOTAL SHORT-TERM INVESTMENTS (Cost $32,474,837)		32,837,306

TOTAL INVESTMENTS — 107.7% (Cost $452,008,441) (f)		452,472,477

Other Assets/(Liabilities) — (7.7)%		(32,314,296)

NET ASSETS — 100.0%		$420,158,181

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $36,057,885 or 8.58% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $7,111,523. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $7,257,050.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“MML American Funds Growth Fund”)

MML American Funds® International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all long-term investments at Level 1 as of March 31, 2017. The Focused Equity Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock*	$359,606,651	$6,137,112	$-	$365,743,763
Mutual Funds	1,006	-	-	1,006
Short-Term Investments	-	2,513,029	-	2,513,029

Total Investments	$359,607,657	$8,650,141	$-	$368,257,798

Equity Income Fund
Asset Investments
Common Stock*	$448,142,523	$18,841,302	$-	$466,983,825
Preferred Stock*	4,135,487	1,452,483	-	5,587,970
Corporate Debt	-	819,231	-	819,231
Mutual Funds	1,007	-	-	1,007
Short-Term Investments	-	8,505,367	-	8,505,367

Total Investments	$452,279,017	$29,618,383	$-	$481,897,400

Equity Index Fund
Asset Investments
Common Stock	$674,126,955	$-	$-	$674,126,955
Short-Term Investments	-	11,390,418	-	11,390,418

Total Investments	$674,126,955	$11,390,418	$-	$685,517,373

Liability Derivatives
Futures Contracts	$(69,956)	$-	$-	$(69,956)

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,576,206	$-	$1,576,206
Brazil	1,868,829	-	-	1,868,829
Canada	2,004,513	-	-	2,004,513
Cayman Islands	3,462,477	7,058,254	-	10,520,731
China	-	12,195,613	-	12,195,613
France	-	38,632,697	-	38,632,697
Germany	2,892,873	45,996,110	-	48,888,983
Hong Kong	-	7,265,704	-	7,265,704
Ireland	-	5,668,202	-	5,668,202

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Israel	$5,513,030	$-		$-	$5,513,030
Italy	-	6,085,389		-	6,085,389
Japan	-	38,955,863		-	38,955,863
Netherlands	-	18,920,099		-	18,920,099
Norway	-	7,090,188		-	7,090,188
Portugal	-	3,680,582		-	3,680,582
Republic of Korea	3,557,877	19,723,529		-	23,281,406
Singapore	-	13,603,628		-	13,603,628
Spain	4,835,635	-		-	4,835,635
Sweden	-	2,249,381		-	2,249,381
Switzerland	-	22,256,402		-	22,256,402
Taiwan	-	4,024,272		-	4,024,272
Thailand	-	4,287,347		-	4,287,347
United Kingdom	7,990,030	67,518,871		-	75,508,901
Mutual Funds	5,133,274	-		-	5,133,274
Short-Term Investments	-	12,374,173		-	12,374,173

Total Investments	$37,258,538	$339,162,510		$-	$376,421,048

Fundamental Growth Fund
Asset Investments
Common Stock*	$164,038,696	$834,674	*	$-	$164,873,370
Short-Term Investments	-	402,271		-	402,271

Total Investments	$164,038,696	$1,236,945		$-	$165,275,641

Fundamental Value Fund
Asset Investments
Common Stock*	$207,225,730	$5,463,096	*	$-	$212,688,826
Short-Term Investments	-	2,850,757		-	2,850,757

Total Investments	$207,225,730	$8,313,853		$-	$215,539,583

Global Fund
Asset Investments
Common Stock*
Austria	$-	$1,080,060		$-	$1,080,060
Brazil	-	1,420,647		-	1,420,647
Canada	4,385,084	-		-	4,385,084
Cayman Islands	-	527,638		-	527,638
Czech Republic	-	319,401		-	319,401
Denmark	-	2,837,296		-	2,837,296
France	-	19,883,018		-	19,883,018
Germany	-	15,320,648		-	15,320,648
Ireland	11,420,122	-		-	11,420,122
Israel	2,622,758	-		-	2,622,758
Japan	-	3,044,469		-	3,044,469
Mexico	853,207	-		-	853,207
Netherlands	2,137,831	5,397,464		-	7,535,295
Republic of Korea	-	2,213,773		-	2,213,773
Spain	-	1,672,648		-	1,672,648

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Sweden	$-	$5,152,296		$-	$5,152,296
Switzerland	-	22,123,648		-	22,123,648
Thailand	-	556,937		-	556,937
United Kingdom	1,547,501	22,911,218		-	24,458,719
United States	121,152,981	-		-	121,152,981
Mutual Funds	4,829,717	-		-	4,829,717
Short-Term Investments	-	2,252,511		-	2,252,511

Total Investments	$148,949,201	$106,713,672		$-	$255,662,873

Growth & Income Fund
Asset Investments
Common Stock*	$124,286,557	$6,344,270	*	$-	$130,630,827
Short-Term Investments	-	947,342		-	947,342

Total Investments	$124,286,557	$7,291,612		$-	$131,578,169

Income & Growth Fund
Asset Investments
Common Stock*	$246,464,820	$20,097,781	*	$-	$266,562,601
Short-Term Investments	-	11,898,539		-	11,898,539

Total Investments	$246,464,820	$31,996,320		$-	$278,461,140

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,544,018		$-	$5,544,018
Cayman Islands	4,746,189	-		-	4,746,189
Denmark	-	5,280,413		-	5,280,413
France	-	25,984,876		-	25,984,876
Germany	-	11,894,139		-	11,894,139
India	1,851,760	-		-	1,851,760
Indonesia	-	3,157,634		-	3,157,634
Ireland	3,194,894	-		-	3,194,894
Israel	143,724	-		-	143,724
Italy	-	7,367,510		-	7,367,510
Japan	-	12,350,262		-	12,350,262
Mexico	3,530,434	-		-	3,530,434
Netherlands	-	12,996,749		-	12,996,749
Republic of Korea	-	1,353,680		-	1,353,680
Sweden	-	10,045,318		-	10,045,318
Switzerland	-	18,412,046		-	18,412,046
Taiwan	-	458,106		-	458,106
United Kingdom	-	30,034,078		-	30,034,078
Mutual Funds	3,489,010	-		-	3,489,010
Short-Term Investments	-	6,542,610		-	6,542,610

Total Investments	$16,956,011	$151,421,439		$-	$168,377,450

Liability Derivatives
Forward Contracts	$-	$(39,207)		$-	$(39,207)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Large Cap Growth Fund
Asset Investments
Common Stock	$105,128,945	$3,474,768		$-		$108,603,713
Short-Term Investments	-	867,142		-		867,142

Total Investments	$105,128,945	$4,341,910		$-		$109,470,855

Managed Volatility Fund
Asset Investments
Common Stock	$182,785,994	$-		$-		$182,785,994
Corporate Debt	-	-		-	+**	-
Purchased Options	490,190	-		-		490,190
Short-Term Investments	-	2,156,100		-		2,156,100

Total Investments	$183,276,184	$2,156,100		$-		$185,432,284

Liability Derivatives
Written Options	$(2,378,084)	$-		$-		$(2,378,084)

Mid Cap Growth Fund
Asset Investments
Common Stock	$422,223,645	$-		$1,051,414	**	$423,275,059
Preferred Stock	-	-		2,736,974	**	2,736,974
Mutual Funds	24,989,615	-		-		24,989,615
Short-Term Investments	-	18,704,677		-		18,704,677

Total Investments	$447,213,260	$18,704,677		$3,788,388		$469,706,325

Mid Cap Value Fund
Asset Investments
Common Stock*	$447,400,519	$5,463,448	*	$-		$452,863,967
Mutual Funds	10,464,873	-		-		10,464,873
Short-Term Investments	-	9,781,932		-		9,781,932

Total Investments	$457,865,392	$15,245,380		$-		$473,110,772

Asset Derivatives
Forward Contracts	$-	$107,372		$-		$107,372

Liability Derivatives
Forward Contracts	$-	$(41,936)		$-		$(41,936)

Small Cap Growth Equity Fund
Asset Investments
Common Stock*	$199,386,518	$1,357,142	*	$434,678		$201,178,338
Preferred Stock*	-	-		1,958,509		1,958,509
Mutual Funds	28,606,952	-		-		28,606,952
Short-Term Investments	-	1,072,218		-		1,072,218

Total Investments	$227,993,470	$2,429,360		$2,393,187		$232,816,017

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$848,610		$-		$848,610
Corporate Debt	-	105,783,756		-		105,783,756
Municipal Obligations	-	5,111,316		-		5,111,316
Non-U.S. Government Agency Obligations	-	59,763,753		-		59,763,753

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Asset Investments (Continued)
U.S. Government Agency Obligations and Instrumentalities	$-	$120,991,989	$-	$120,991,989
U.S. Treasury Obligations	-	127,135,747	-	127,135,747
Short-Term Investments	-	32,837,306	-	32,837,306

Total Investments	$-	$452,472,477	$-	$452,472,477

Asset Derivatives
Futures Contracts	$65,309	$-	$-	$65,309

Liability Derivatives
Forward Contracts	$-	$(378,444)	$-	$(378,444)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.
+	Represents a security at $0 value as of March 31, 2017.

The Fund(s) had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy at March 31, 2017. The Fund(s) recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/16	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/17
Small Cap Growth Equity Fund
Common Stock	$431,128	$-	$-	$3,550	$-	$-	$-	$-	$434,678	$3,550
Preferred Stock	1,879,253	-	38,951	184,341	-	(144,036)	-	-	1,958,509	187,112

	$2,310,381	$-	$38,951	$187,891	$-	$(144,036)	$-	$-	$2,393,187	$190,662

*	The Fund recognizes transfers between the Levels as of the beginning of the year.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public

Notes to Portfolio of Investments (Unaudited) (Continued)

companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity

Common stock — $434,678
Dropbox, Inc.	$108,145	Market Approach	EV/Multiple	6.30x
			Discount for Lack of Marketability	10%
Telogis	255,573	Market Approach	Future Cash Distribution	$3.18
Centennial Resource Development, Inc.	70,960	Market Approach	Parity to Underlying Security Discount for Lack of Marketability	$17.26 10%
Docusign, Inc. Series E	-	Worthless	Worthless	$0.00

Preferred stock — $1,958,509
Cloudera Inc. Series F	$251,618	Market Approach	EV/Multiple	6.40x
			Discount for Lack of Marketability	10%
Draftkings, Inc. Series D	40,144	Market Approach	Probability Expected Weighted Return Model
Draftkings, Inc. Series D1	93,418		Merger Probability No Merger Probability	50% 50%
Marklogic Corp. Series F	241,602	Market Approach	EV/Multiple	3.60x
			Discount for Lack of Marketability	10%
Telogis	481,843	Market Approach	Future Cash Distribution	$4.40
The Honest Company Series D	141,066	Market Approach	EV/Multiple	4.03x
			Discount for Lack of Marketability	10%
Veracode, Inc. Series 8	412,984	Market Approach	Future Cash Distribution	$38.64
Zuora, Inc., Series F	295,834	Market Approach	EV/Multiple	6.10x
			Discount for Lack of Marketability	10%

Total	$2,393,187

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index	International Equity	Managed Volatility	Mid Cap Value	Total Return Bond
Foreign Currency Transactions*
Hedging/Risk Management		A		A	A
Directional Exposures to Currencies					M

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index	International Equity	Managed Volatility	Mid Cap Value	Total Return Bond

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At March 31, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts	$(69,956)	$-	$-	$(69,956)

International Equity Fund
Liability Derivatives
Forward Contracts	$-	$(39,207)	$-	$(39,207)

Managed Volatility Fund
Asset Derivatives
Purchased Options	$490,190	$-	$-	$490,190

Liability Derivatives
Written Options	$(2,378,084)	$-	$-	$(2,378,084)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$107,372	$-	$107,372

Liability Derivatives
Forward Contracts	$-	$(41,936)	$-	$(41,936)

Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$65,309	$65,309

Liability Derivatives
Forward Contracts	$-	$(378,444)	$-	$(378,444)

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Purchased Options	Written Options
Equity Index Fund	102	$-	-	-
International Equity Fund	-	2,398,942	-	-
Managed Volatility Fund	-	-	771	771
Mid Cap Value Fund	-	14,540,729	-	-
Total Return Bond Fund	284	15,991,507	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, and shares/units outstanding for purchased options and written options at March 31, 2017.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	790,000	State Street Bank and Trust	06/21/17	$577,556	$(25,147)
CHF	1,819,000	State Street Bank and Trust	09/20/17	1,821,386	(14,060)

				$2,398,942	$(39,207)

Mid Cap Value Fund
Contract to Buy
EUR	122,765	UBS AG	06/30/17	$131,748	$(236)

Contracts to Deliver
JPY	291,853,307	Credit Suisse International	06/30/17	$2,655,904	$25,304

CAD	9,215,788	Morgan Stanley & Co.	06/30/17	6,896,629	(41,700)

EUR	4,456,847	UBS AG	06/30/17	4,856,448	82,068

				$14,408,981	$65,672

Total Return Bond Fund
Contracts to Deliver
JPY	520,000,000	Bank of America N.A.	06/19/17	$4,606,662	$(77,852)

JPY	700,000,000	Citibank N.A.	05/01/17	6,108,682	(184,972)

JPY	600,000,000	JPMorgan Chase Bank N.A.	04/17/17	5,276,163	(115,620)

				$15,991,507	$(378,444)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the

Notes to Portfolio of Investments (Unaudited) (Continued)

asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/16/17	102	$12,031,920	$(69,956)

Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/17	84	$18,182,062	$14,931
U.S. Treasury Note 5 Year	06/30/17	200	23,545,313	50,378

				$65,309

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

The Fund(s) listed in the following table had open written option contracts at March 31, 2017:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	79	4/07/17	S&P 500 Index Call, Strike 2,350.00	$132,606	$144,570
	87	4/21/17	S&P 500 Index Call, Strike 2,300.00	318,046	612,480
	90	4/21/17	S&P 500 Index Call, Strike 2,375.00	269,775	108,000
	89	4/21/17	S&P 500 Index Call, Strike 2,385.00	115,478	74,760
	86	4/21/17	S&P 500 Index Call, Strike 2,400.00	120,185	34,400
	89	4/28/17	S&P 500 Index Call, Strike 2,375.00	176,760	173,550
	85	5/19/17	S&P 500 Index Call, Strike 2,275.00	467,288	893,350
	80	5/19/17	S&P 500 Index Call, Strike 2,375.00	343,800	207,200
	86	5/19/17	S&P 500 Index Call, Strike 2,400.00	360,985	129,774

				$2,304,923	$2,378,084

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended March 31, 2017, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2016	804	$3,199,761
Options written	1,986	5,238,768
Options terminated in closing purchase transactions	(2,019)	(6,133,606)
Options expired	-	-
Options exercised	-	-

Options outstanding at March 31, 2017	771	$2,304,923

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only

Notes to Portfolio of Investments (Unaudited) (Continued)

upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to

Notes to Portfolio of Investments (Unaudited) (Continued)

repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from

Notes to Portfolio of Investments (Unaudited) (Continued)

changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund, except MML American Funds Growth Fund and MML American Funds International Fund, may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$141,106,184	$3,213,392	$(1,188,052)	$2,025,340
MML American Funds Core Allocation Fund	950,112,398	59,820,362	(2,513,604)	57,306,758
MML American Funds Growth Fund	134,596,930	16,007,470	-	16,007,470
MML American Funds International Fund	57,277,334	1,408,120	-	1,408,120
Balanced Allocation Fund	587,100,165	9,782,427	(9,257,774)	524,653
Blue Chip Growth Fund	238,762,691	132,704,039	(3,208,932)	129,495,107
Conservative Allocation Fund	470,323,376	5,431,858	(6,148,405)	(716,547)
Equity Income Fund	378,311,650	115,810,502	(12,224,752)	103,585,750
Equity Index Fund	446,065,978	245,383,675	(5,932,280)	239,451,395
Focused Equity Fund	93,504,172	24,808,914	(1,360,600)	23,448,314
Foreign Fund	349,279,919	54,190,120	(27,048,991)	27,141,129
Fundamental Growth Fund	135,435,268	31,047,202	(1,206,829)	29,840,373
Fundamental Value Fund	166,057,478	56,263,925	(6,781,820)	49,482,105
Global Fund	212,104,468	47,564,686	(4,006,281)	43,558,405
Growth Allocation Fund	1,601,346,507	71,283,900	(15,742,873)	55,541,027
Growth & Income Fund	89,809,783	42,584,910	(816,524)	41,768,386
Income & Growth Fund	226,862,600	54,749,342	(3,150,802)	51,598,540
International Equity Fund	152,983,660	19,043,743	(3,649,953)	15,393,790
Large Cap Growth Fund	93,467,113	17,240,315	(1,236,573)	16,003,742
Managed Volatility Fund	149,192,685	43,651,219	(7,411,620)	36,239,599
Mid Cap Growth Fund	345,486,599	128,936,411	(4,716,685)	124,219,726
Mid Cap Value Fund	403,673,489	76,755,775	(7,318,492)	69,437,283
Moderate Allocation Fund	2,401,065,329	49,596,325	(33,188,471)	16,407,854
Small Cap Growth Equity Fund	206,455,227	33,187,394	(6,826,604)	26,360,790
Small Company Value Fund	81,559,175	29,444,222	(1,724,720)	27,719,502
Small/Mid Cap Value Fund	182,033,486	42,583,999	(4,114,600)	38,469,399
Total Return Bond Fund	452,008,441	5,056,525	(4,592,489)	464,036

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2017, was as follows:

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	607,538	31,510	73,987	565,061	$8,713,246	$-	$-	$(9,764)
MML Dynamic Bond Fund, Class II	199,325	10,785	-	210,110	2,107,403	-	-	-
MML Equity Income Fund, Initial Class	561,322	28,000	18,565	570,757	6,951,816	-	-	49,411
MML Equity Index Fund, Class III	68,329	122,919	-	191,248	5,375,975	-	-	-
MML Focused Equity Fund, Class II	372,991	22,018	76,271	318,738	4,503,768	-	-	(70,902)
MML Foreign Fund, Initial Class	714,459	20,072	15,388	719,143	7,270,539	-	-	9,286
MML Fundamental Growth Fund, Class II	564,841	28,228	80,365	512,704	6,378,042	-	-	64,286
MML Fundamental Value Fund, Class II	592,968	21,511	70,700	543,779	8,314,381	-	-	171,340

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Global Fund, Class I	692,226	23,293	29,848	685,671	$8,543,456	$-	$-	$34,640
MML Income & Growth Fund, Initial Class	592,137	21,172	26,097	587,212	7,187,470	-	-	66,291
MML Inflation-Protected and Income Fund, Initial Class	350,048	24,967	3,737	371,278	3,827,877	-	-	(1,036)
MML International Equity Fund, Class II	667,198	19,888	27,579	659,507	6,759,948	-	-	538
MML Large Cap Growth Fund, Initial Class	263,752	30,508	9,661	284,599	3,292,812	-	-	(24,484)
MML Managed Bond Fund, Initial Class	261,001	23,271	4,330	279,942	3,467,698	-	-	(1,419)
MML Mid Cap Growth Fund, Initial Class	516,877	19,096	6,040	529,933	8,229,855	-	-	21,546
MML Mid Cap Value Fund, Initial Class	641,176	25,255	7,923	658,508	8,027,218	-	-	(9,480)
MML Short-Duration Bond Fund, Class II	289,095	28,874	3,112	314,857	3,091,896	-	-	(573)
MML Small Cap Growth Equity Fund, Initial Class	154,970	10,164	3,204	161,930	2,179,204	-	-	(30,077)
MML Small Company Value Fund, Class II	208,840	8,595	2,689	214,746	3,700,067	-	-	(11,309)
MML Small/Mid Cap Value Fund, Initial Class	204,807	7,707	2,406	210,108	2,830,149	-	-	1,291
MML Strategic Emerging Markets Fund, Class II	532,589	22,776	16,766	538,599	5,159,777	-	-	(18,767)
MML Total Return Bond Fund, Class II	185,417	15,480	2,234	198,663	2,056,166	-	-	(1,341)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,144	1,337	422	36,059	2,843,619	-	-	2,841
Oppenheimer Global Fund/VA, Non-Service Shares*	154,404	3,645	2,883	155,166	5,997,167	-	-	(4,542)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	1,191,553	91,136	-	1,282,689	12,724,279	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,583,033	67,783	37,499	1,613,317	3,597,696	-	-	(4,601)

					$143,131,524	$-	$-	$233,175

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,525,592	24,637	202,379	1,347,850	$20,783,842	$-	$-	$200,555
MML Dynamic Bond Fund, Class II	6,400,654	35,070	-	6,435,724	64,550,312	-	-	-
MML Equity Income Fund, Initial Class	1,522,823	27,459	76,703	1,473,579	17,948,194	-	-	148,099
MML Equity Index Fund, Class III	344,598	230,121	-	574,719	16,155,362	-	-	-
MML Focused Equity Fund, Class II	826,731	13,249	177,087	662,893	9,366,673	-	-	401,610
MML Foreign Fund, Initial Class	1,767,360	16,284	112,127	1,671,517	16,899,035	-	-	51,896
MML Fundamental Growth Fund, Class II	1,335,158	21,349	78,856	1,277,651	15,893,984	-	-	48,624
MML Fundamental Value Fund, Class II	1,216,219	20,821	62,251	1,174,789	17,962,519	-	-	207,552
MML Global Fund, Class I	1,608,498	16,014	92,688	1,531,824	19,086,521	-	-	319,394
MML High Yield Fund, Class II	1,596,827	-	73,529	1,523,298	15,659,501	-	-	(63,957)
MML Income & Growth Fund, Initial Class	1,708,600	20,590	192,933	1,536,257	18,803,789	-	-	543,598
MML Inflation-Protected and Income Fund, Initial Class	2,092,360	59,528	47,600	2,104,288	21,695,214	-	-	(72,434)
MML International Equity Fund, Class II	1,462,951	16,256	113,218	1,365,989	14,001,386	-	-	19,643
MML Large Cap Growth Fund, Initial Class	587,861	28,488	61,490	554,859	6,419,721	-	-	(209,749)
MML Managed Bond Fund, Initial Class	8,228,878	371,037	278,593	8,321,322	103,077,984	-	-	(223,551)
MML Mid Cap Growth Fund, Initial Class	975,060	12,067	45,388	941,739	14,625,206	-	-	108,021
MML Mid Cap Value Fund, Initial Class	1,369,170	18,860	33,180	1,354,850	16,515,625	-	-	44,449
MML Short-Duration Bond Fund, Class II	2,891,059	170,768	144,493	2,917,334	28,648,223	-	-	(48,938)
MML Small Cap Growth Equity Fund, Initial Class	319,938	7,261	12,816	314,383	4,230,868	-	-	(85,728)
MML Small Company Value Fund, Class II	409,118	6,304	11,071	404,351	6,966,974	-	-	(36,760)
MML Small/Mid Cap Value Fund, Initial Class	353,523	5,932	10,462	348,993	4,700,936	-	-	1,773
MML Total Return Bond Fund, Class II	5,879,263	225,573	138,062	5,966,774	61,756,114	-	-	(12,250)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	65,125	930	2,532	63,523	5,009,396	-	-	14,201
Oppenheimer Global Fund/VA, Non-Service Shares*	354,384	4,730	27,356	331,758	12,822,430	-	-	131,927
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	4,189,370	25,176	90,452	4,124,094	40,911,017	-	-	(70,553)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	5,771,175	340,119	221,611	5,889,683	13,133,992	-	-	(9,751)

					$587,624,818	$-	$-	$1,407,671

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	948,536	5,492	159,867	794,161	$12,245,958	$-	$-	$(361,291)
MML Dynamic Bond Fund, Class II	6,557,621	-	-	6,557,621	65,772,943	-	-	-
MML Equity Income Fund, Initial Class	1,086,900	19,611	119,462	987,049	12,022,256	-	-	(88,828)
MML Equity Index Fund, Class III	272,727	153,436	-	426,163	11,979,450	-	-	-
MML Focused Equity Fund, Class II	580,032	4,545	137,852	446,725	6,312,230	-	-	15,491
MML Foreign Fund, Initial Class	1,008,329	3,425	63,528	948,226	9,586,563	-	-	10,889
MML Fundamental Growth Fund, Class II	871,922	7,234	80,613	798,543	9,933,877	-	-	(111,359)
MML Fundamental Value Fund, Class II	934,193	4,699	139,404	799,488	12,224,166	-	-	46,043
MML Global Fund, Class I	1,047,855	4,195	87,341	964,709	12,020,269	-	-	110,179
MML High Yield Fund, Class II	1,547,264	-	87,140	1,460,124	15,010,079	-	-	(59,658)
MML Income & Growth Fund, Initial Class	1,144,851	6,298	104,076	1,047,073	12,816,168	-	-	147,860
MML Inflation-Protected and Income Fund, Initial Class	1,986,984	9,400	107,084	1,889,300	19,478,682	-	-	(22,459)
MML International Equity Fund, Class II	795,236	3,420	51,970	746,686	7,653,536	-	-	(20,585)
MML Large Cap Growth Fund, Initial Class	364,199	57,240	78,374	343,065	3,969,258	-	-	(10,405)
MML Managed Bond Fund, Initial Class	8,380,314	212,684	613,407	7,979,591	98,844,897	-	-	(337,928)
MML Mid Cap Growth Fund, Initial Class	556,347	2,805	38,264	520,888	8,089,386	-	-	8,332
MML Mid Cap Value Fund, Initial Class	853,669	4,507	44,670	813,506	9,916,643	-	-	(60,263)
MML Short-Duration Bond Fund, Class II	2,614,870	92,108	202,561	2,504,417	24,593,372	-	-	(39,161)
MML Small Cap Growth Equity Fund, Initial Class	191,703	1,656	16,389	176,970	2,381,613	-	-	(66,414)
MML Small Company Value Fund, Class II	289,700	1,697	16,759	274,638	4,732,019	-	-	(103,929)
MML Small/Mid Cap Value Fund, Initial Class	184,477	1,261	12,472	173,266	2,333,887	-	-	(1,640)
MML Total Return Bond Fund, Class II	5,876,460	136,813	285,356	5,727,917	59,283,936	-	-	(140,286)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	37,243	189	1,867	35,565	2,804,659	-	-	8,190
Oppenheimer Global Fund/VA, Non-Service Shares*	229,821	1,072	21,009	209,884	8,112,009	-	-	(59,828)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	3,249,945	-	160,421	3,089,524	30,648,073	-	-	(126,457)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,309,102	16,290	257,724	3,067,668	6,840,900	-	-	(35,596)

					$469,606,829	$-	$-	$(1,299,103)

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,756,203	16,798	1,475,002	5,297,999	$81,695,141	$-	$-	$8,060,586
MML Dynamic Bond Fund, Class II	8,242,299	35,070	-	8,277,369	83,022,008	-	-	-
MML Equity Income Fund, Initial Class	5,761,598	324,247	265,512	5,820,333	70,891,655	-	-	776,056
MML Equity Index Fund, Class III	1,324,158	1,456,056	-	2,780,214	78,151,829	-	-	-
MML Focused Equity Fund, Class II	4,078,850	10,807	1,019,728	3,069,929	43,378,091	-	-	2,431,330
MML Foreign Fund, Initial Class	7,210,379	182,066	260,481	7,131,964	72,104,154	-	-	258,616
MML Fundamental Growth Fund, Class II	5,185,134	14,987	716,903	4,483,218	55,771,228	-	-	455,204
MML Fundamental Value Fund, Class II	5,306,715	11,775	444,621	4,873,869	74,521,455	-	-	2,140,126
MML Global Fund, Class I	6,952,467	13,084	458,235	6,507,316	81,081,162	-	-	1,693,535
MML High Yield Fund, Class II	1,378,040	7,758	107,843	1,277,955	13,137,378	-	-	(45,648)
MML Income & Growth Fund, Initial Class	5,998,774	94,533	327,190	5,766,117	70,577,270	-	-	1,013,464
MML Inflation-Protected and Income Fund, Initial Class	6,381,423	108,392	98,874	6,390,941	65,890,604	-	-	(127,268)
MML International Equity Fund, Class II	6,624,099	9,131	290,773	6,342,457	65,010,188	-	-	69,245
MML Large Cap Growth Fund, Initial Class	2,631,374	15,150	209,981	2,436,543	28,190,797	-	-	(526,667)
MML Managed Bond Fund, Initial Class	10,241,038	486,277	236,289	10,491,026	129,954,568	-	-	(196,803)
MML Mid Cap Growth Fund, Initial Class	4,863,579	9,103	95,585	4,777,097	74,188,309	-	-	562,919
MML Mid Cap Value Fund, Initial Class	6,049,974	11,753	123,386	5,938,341	72,388,382	-	-	373,577
MML Short-Duration Bond Fund, Class II	4,765,970	248,138	188,835	4,825,273	47,384,179	-	-	(54,694)
MML Small Cap Growth Equity Fund, Initial Class	1,363,846	4,739	49,711	1,318,874	17,748,992	-	-	(310,996)
MML Small Company Value Fund, Class II	1,952,409	4,088	42,910	1,913,587	32,971,109	-	-	949

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Small/Mid Cap Value Fund, Initial Class	1,943,414	3,707	38,923	1,908,198	$25,703,427	$-	$-	$17,471
MML Strategic Emerging Markets Fund, Class II	4,844,657	10,320	243,661	4,611,316	44,176,407	-	-	(282,516)
MML Total Return Bond Fund, Class II	7,429,070	249,141	146,522	7,531,689	77,952,979	-	-	55,827
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	308,373	607	6,388	302,592	23,862,406	-	-	44,952
Oppenheimer Global Fund/VA, Non-Service Shares*	1,541,426	1,889	97,687	1,445,628	55,873,529	-	-	844,278
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	13,653,001	119,006	36,400	13,735,607	136,257,222	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	15,697,197	486,702	487,457	15,696,442	35,003,065	-	-	(21,886)

					$1,656,887,534	$-	$-	$17,231,657

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,994,376	4,125	1,540,571	6,457,930	$99,581,278	$-	$-	$3,396,224
MML Dynamic Bond Fund, Class II	21,214,046	-	-	21,214,046	212,776,884	-	-	-
MML Equity Income Fund, Initial Class	7,706,912	85,237	487,060	7,305,089	88,975,981	-	-	1,507,654
MML Equity Index Fund, Class III	1,443,633	1,248,216	-	2,691,849	75,667,864	-	-	-
MML Focused Equity Fund, Class II	3,911,670	2,474	716,731	3,197,413	45,179,444	-	-	673,072
MML Foreign Fund, Initial Class	8,510,670	2,199	336,644	8,176,225	82,661,639	-	-	271,357
MML Fundamental Growth Fund, Class II	6,504,519	3,628	711,578	5,796,569	72,109,319	-	-	414,939
MML Fundamental Value Fund, Class II	7,132,757	2,990	1,166,534	5,969,213	91,269,263	-	-	4,845,356
MML Global Fund, Class I	8,143,690	3,304	629,601	7,517,393	93,666,713	-	-	2,046,799
MML High Yield Fund, Class II	5,059,132	15,656	127,451	4,947,337	50,858,619	-	-	(100,248)
MML Income & Growth Fund, Initial Class	7,277,471	325,784	365,383	7,237,872	88,591,557	-	-	1,113,850
MML Inflation-Protected and Income Fund, Initial Class	7,471,136	97,210	176,561	7,391,785	76,209,307	-	-	(248,693)
MML International Equity Fund, Class II	6,609,648	617,135	329,709	6,897,074	70,695,012	-	-	(88,483)
MML Large Cap Growth Fund, Initial Class	3,078,167	6,706	253,865	2,831,008	32,754,763	-	-	(652,308)
MML Managed Bond Fund, Initial Class	27,172,837	579,963	873,085	26,879,715	332,964,752	-	-	(695,607)
MML Mid Cap Growth Fund, Initial Class	5,348,661	2,071	198,264	5,152,468	80,017,825	-	-	736,767
MML Mid Cap Value Fund, Initial Class	7,089,359	4,750	180,588	6,913,521	84,275,821	-	-	195,286
MML Short-Duration Bond Fund, Class II	10,292,741	369,397	507,652	10,154,486	99,717,052	-	-	(180,224)
MML Small Cap Growth Equity Fund, Initial Class	1,642,308	1,806	68,976	1,575,138	21,197,713	-	-	(433,358)
MML Small Company Value Fund, Class II	2,290,115	1,669	63,585	2,228,199	38,391,875	-	-	(47,256)
MML Small/Mid Cap Value Fund, Initial Class	1,748,910	1,412	54,060	1,696,262	22,848,650	-	-	8,909
MML Strategic Emerging Markets Fund, Class II	4,604,786	33,830	172,751	4,465,865	42,782,984	-	-	(192,426)
MML Total Return Bond Fund, Class II	18,940,084	820,801	436,309	19,324,576	200,009,361	-	-	64,464
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	328,040	226	8,662	319,604	25,204,003	-	-	59,983
Oppenheimer Global Fund/VA, Non-Service Shares*	1,800,933	606	161,738	1,639,801	63,378,327	-	-	1,536,332
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	18,221,504	51,954	-	18,273,458	181,272,706	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	19,897,140	1,700,058	1,680,395	19,916,803	44,414,471	-	-	(139,120)

					$2,417,473,183	$-	$-	$14,093,269

*	Fund advised by OFI Global Asset Management, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer

Date	5/24/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2017